UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 8 of its series: Allspring Managed Account CoreBuilder Shares—Series EM, Allspring Emerging Markets Equity Fund, Allspring Emerging Markets Equity Income Fund, Allspring Global Long/Short Equity Fund, Allspring International Equity Fund, Allspring Special Global Small Cap Fund, Allspring Special International Small Cap Fund and Allspring U.S. Long/Short Equity Fund.

Date of reporting period: April 30, 2024

ITEM 1. REPORT TO STOCKHOLDERS

2

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EM
Semi-Annual Report
April 30, 2024

The views expressed and any forward-looking statements are as of April 30, 2024, unless otherwise noted, and are those of the portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Managed Account | 1

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

2 | Allspring Managed Account

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks to achieve long-term capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio manager	Alison Shimada, Elaine Tse

Average annual total returns (%) as of April 30, 2024
				Expense ratios[1] (%)
	Inception date	1 year	Since inception	Gross	Net[2]
Allspring Managed Account CoreBuilder® Shares - Series EM (ACBEX)	11-16-2022	11.20	12.68	3.97	0.00
MSCI ACWI ex USA Index (Net)[3]	–	9.32	13.14 *	–	–
MSCI EM Index (Net) (USD)[4]	–	9.88	9.18 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-888-877-9275.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the Fund’s inception date.
[1]
Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

[3]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[4]
MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Allspring Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Allspring Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

4 | Allspring Managed Account

Performance highlights (unaudited)

Ten largest holdings (%) as of April 30, 2024[1]
Samsung Electronics Co. Ltd., Preferred stock	6.16
Samsung Electronics Co. Ltd.	5.79
Power Grid Corp. of India Ltd.	4.04
Midea Group Co. Ltd. Class A	3.76
LIC Housing Finance Ltd.	3.55
GAIL India Ltd.	3.45
Power Finance Corp. Ltd.	3.39
Bajaj Auto Ltd.	3.32
Embassy Office Parks REIT	3.08
China Resources Land Ltd.	2.97

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Managed Account | 5

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 11-1-2023	Ending account value 4-30-2024	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,181.60	$0.00 [2]	0.00%[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,024.86	$0.00 [2]	0.00%[2]

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).
[2]
Generally, no ordinary fees or expenses are charged to the Fund. Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business.
This commitment has an indefinite term.

6 | Allspring Managed Account

Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 89.53%
Brazil: 2.40%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	19,900	$41,352
Banco BTG Pactual SA (Financials, Capital markets)	13,600	87,478
		128,830
China: 17.29%
China International Capital Corp. Ltd. Class H (Financials, Capital markets)144A	59,200	71,386
China Oilfield Services Ltd. Class H (Energy, Energy equipment & services)	72,000	76,990
China Resources Land Ltd. (Real estate, Real estate management & development)	44,400	159,655
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	39,410	41,581
Chinasoft International Ltd. (Information technology, IT services)	116,000	69,754
Foxconn Industrial Internet Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	18,300	60,464
Fuyao Glass Industry Group Co. Ltd. Class H (Consumer discretionary, Automobile components)144A	11,750	70,348
Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer discretionary, Household durables)	8,700	50,471
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	17,600	69,356
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	21,000	201,962
Weichai Power Co. Ltd. Class H (Industrials, Machinery)	28,000	57,214
		929,181
Greece: 2.67%
Jumbo SA (Consumer discretionary, Specialty retail)	1,647	51,289
National Bank of Greece SA (Financials, Banks)†	11,445	92,339
		143,628
Hungary: 0.81%
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	1,713	43,622
India: 30.39%
360 ONE WAM Ltd. (Financials, Capital markets)	16,035	150,647
Ashok Leyland Ltd. (Industrials, Machinery)	46,930	108,076
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	1,675	178,819
Embassy Office Parks REIT (Real estate, Office REITs)	38,443	165,721
GAIL India Ltd. (Utilities, Gas utilities)	74,234	185,445
LIC Housing Finance Ltd. (Financials, Financial services)	23,663	190,575
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	134,441	154,763
Power Finance Corp. Ltd. (Financials, Financial services)	34,544	182,090
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	60,168	217,013
Ujjivan Financial Services Ltd. (Financials, Consumer finance)	14,564	99,998
		1,633,147
Indonesia: 0.93%
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	75,100	50,198
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Malaysia: 2.18%
CIMB Group Holdings Bhd. (Financials, Banks)	37,600	$51,964
Malaysia Airports Holdings Bhd. (Industrials, Transportation infrastructure)	31,200	65,299
		117,263
Mexico: 0.84%
Bolsa Mexicana de Valores SAB de CV (Financials, Capital markets)	24,170	45,290
Philippines: 1.49%
Bank of the Philippine Islands (Financials, Banks)	36,238	79,980
Poland: 2.13%
Bank Polska Kasa Opieki SA (Financials, Banks)	1,269	52,537
LPP SA (Consumer discretionary, Textiles, apparel & luxury goods)	16	61,651
		114,188
Saudi Arabia: 5.33%
Al Rajhi Bank (Financials, Banks)	2,250	47,856
Arabian Drilling Co. (Energy, Energy equipment & services)	1,497	61,068
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	3,517	48,761
Saudi Awwal Bank (Financials, Banks)	7,933	86,088
United International Transportation Co. (Industrials, Ground transportation)	1,911	42,531
		286,304
Singapore: 2.57%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	8,500	67,607
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	54,900	70,470
		138,077
South Korea: 10.10%
Doosan Bobcat, Inc. (Industrials, Machinery)	1,060	39,617
Fila Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	1,732	50,986
Kia Corp. (Consumer discretionary, Automobiles)	1,667	141,233
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	5,597	311,118
		542,954
Taiwan: 7.86%
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	42,000	64,947
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)	11,000	89,339
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	3,000	29,380
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)	10,340	66,106
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	2,000	60,302
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	8,000	62,786
Teco Electric & Machinery Co. Ltd. (Industrials, Electrical equipment)	29,000	49,270
		422,130
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Thailand: 0.87%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	11,100	$46,874
Turkey: 0.93%
BIM Birlesik Magazalar AS (Consumer staples, Consumer staples distribution & retail)	4,192	50,082
United Arab Emirates: 0.74%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	17,381	39,467
Total common stocks (Cost $4,378,948)		4,811,215

	Dividend rate
Preferred stocks: 7.15%
South Korea: 7.15%
LG Chem Ltd. (Materials, Chemicals)	2.57	276	52,970
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	7,093	331,180
Total preferred stocks (Cost $388,166)			384,150

		Yield
Short-term investments: 2.64%
Investment companies: 2.64%
Allspring Government Money Market Fund Select Class♠∞		5.23%	141,698	141,698
Total short-term investments (Cost $141,698)				141,698
Total investments in securities (Cost $4,908,812)	99.32%			5,337,063
Other assets and liabilities, net	0.68			36,610
Total net assets	100.00%			$5,373,673

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$80,580	$1,512,082	$(1,450,964)	$0	$0	$141,698	141,698	$2,675
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Statement of assets and liabilities—April 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $4,767,114)	$5,195,365
Investments in affiliated securities, at value (cost $141,698)	141,698
Foreign currency, at value (cost $25,900)	25,882
Receivable for investments sold	51,325
Receivable for dividends	14,874
Receivable from manager	4,403
Prepaid expenses and other assets	20,828
Total assets	5,454,375
Liabilities
Payable for investments purchased	75,826
Professional fees payable	4,166
Accrued expenses and other liabilities	710
Total liabilities	80,702
Total net assets	$5,373,673
Net assets consist of
Paid-in capital	$4,737,431
Total distributable earnings	636,242
Total net assets	$5,373,673
Computation of net asset value per share
Net assets	$5,373,673
Shares outstanding[1]	235,813
Net asset value per share	$22.79
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $9,018)	$51,616
Income from affiliated securities	2,675
Interest	104
Total investment income	54,395
Expenses
Custody and accounting fees	4,586
Professional fees	20,509
Registration fees	15,119
Shareholder report expenses	3,748
Trustees’ fees and expenses	12,881
Other fees and expenses	5,894
Total expenses	62,737
Less: Fee waivers and/or expense reimbursements	(62,737)
Net expenses	0
Net investment income	54,395
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	201,650
Foreign currency and foreign currency translations	(5,416)
Forward foreign currency contracts	(55)
Net realized gains on investments	196,179
Net change in unrealized gains (losses) on
Unaffiliated securities	569,104
Foreign currency and foreign currency translations	(244)
Net change in unrealized gains (losses) on investments	568,860
Net realized and unrealized gains (losses) on investments	765,039
Net increase in net assets resulting from operations	$819,434
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)		year ended October 31, 2023[1]
Operations
Net investment income		$54,395		$136,525
Net realized gains on investments		196,179		30,034
Net change in unrealized gains (losses) on investments		568,860		(140,850)
Net increase in net assets resulting from operations		819,434		25,709
Distributions to shareholders from
Net investment income and net realized gains		(85,183)		(123,718)
Capital share transactions	Shares		Shares
Proceeds from shares sold	2,716	60,811	224,911	4,502,070
Reinvestment of distributions	3,533	75,963	5,215	110,558
Payment for shares redeemed	(562)	(11,971)	0	0
Net increase in net assets resulting from capital share transactions		124,803		4,612,628
Total increase in net assets		859,054		4,514,619
Net assets
Beginning of period		4,514,619		0
End of period		$5,373,673		$4,514,619
1 For the period from November 16, 2022 (commencement of operations) to October 31, 2023
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout the period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
		2023[1]
Net asset value, beginning of period	$19.62	$20.00
Net investment income	0.23 [2]	0.61 [2]
Net realized and unrealized gains (losses) on investments	3.30	(0.44)
Total from investment operations	3.53	0.17
Distributions to shareholders from
Net investment income	(0.15)	(0.55)
Net realized gains	(0.21)	0.00
Total distributions to shareholders	(0.36)	(0.55)
Net asset value, end of period	$22.79	$19.62
Total return[3]	18.16%	0.66%
Ratios to average net assets (annualized)
Gross expenses	2.48%	3.95%
Net expenses	0.00%	0.00%[4]
Net investment income	2.15%	3.05%
Supplemental data
Portfolio turnover rate	72%	92%
Net assets, end of period (000s omitted)	$5,374	$4,515

[1]	For the period from November 16, 2022 (commencement of operations) to October 31, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares - Series EM (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in foreign equity securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2024, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
14 | Allspring Managed Account

Notes to financial statements (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2023, the year the Fund commenced operations.
As of April 30, 2024, the aggregate cost of all investments for federal income tax purposes was $4,920,344 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$490,433
Gross unrealized losses	(73,714)
Net unrealized gains	$416,719
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account | 15

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$128,830	$0	$0	$128,830
China	0	929,180	0	929,180
Greece	143,628	0	0	143,628
Hungary	43,622	0	0	43,622
India	165,721	1,467,426	0	1,633,147
Indonesia	0	50,198	0	50,198
Malaysia	0	117,262	0	117,262
Mexico	45,290	0	0	45,290
Philippines	79,980	0	0	79,980
Poland	0	114,188	0	114,188
Saudi Arabia	109,829	176,475	0	286,304
Singapore	0	138,077	0	138,077
South Korea	0	542,955	0	542,955
Taiwan	0	422,131	0	422,131
Thailand	46,874	0	0	46,874
Turkey	0	50,082	0	50,082
United Arab Emirates	0	39,467	0	39,467
Preferred stocks
South Korea	0	384,150	0	384,150
Short-term investments
Investment companies	141,698	0	0	141,698
Total assets	$905,472	$4,431,591	$0	$5,337,063
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2024 were $3,533,573 and $3,522,494, respectively.
16 | Allspring Managed Account

Notes to financial statements (unaudited)
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of April 30, 2024, Allspring Funds Management or one of its affiliates owned 100% of the Fund.
As of the end of the period, the Fund concentrated its portfolio of investments in the financial sector and Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Managed Account | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

18 | Allspring Managed Account

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 99 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information*. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018***
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
*** Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
*
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by call 1-888-877-9275 or by visiting the website at allspringglobal.com.

Allspring Managed Account | 19

Other information (unaudited)
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019***
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
***  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

20 | Allspring Managed Account

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Managed Account | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05022024-zryovz8m 06-24
SAR4904 04-24

Allspring Emerging Markets Equity Fund
Semi-Annual Report
April 30, 2024

The views expressed and any forward-looking statements are as of April 30, 2024, unless otherwise noted, and are those of the portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Emerging Markets Equity Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Emerging Markets Equity Fund for the six-month period that ended April 30, 2024. Globally, stocks and bonds had strongly positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 20.98%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 17.69% while the MSCI EM Index (Net) (USD),3 returned 15.40%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 advanced 4.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 3.92%, the Bloomberg Municipal Bond Index6 returned 7.06%, and the ICE BofA U.S. High Yield Index7 gained 8.94%.
Investors remained focused on central bank monetary policies.
As the six-month period began in November, the market mood brightened as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and the eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by close to 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Emerging Markets Equity Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by hints of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the annual Consumer Price Index1 (CPI) in January. However, that resilience helped tone down expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation curbed expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side, expectations on the timing of an initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by fiscal period-end.
Markets retreated broadly in April as U.S. annual inflation continued to resist monetary policy efforts and expectations for its downward trajectory, with an April CPI reading of 3.4%. The timing of a Fed initial rate cut came into greater question in April. Not only was there less confidence regarding when a first cut would take place but also whether any rate reductions would occur at all in 2024. Market expectations continued to recede to a possible September Fed first cut. Meanwhile, eurozone annual inflation held steady in April at 2.4%. Developed market stocks and fixed income securities of all types were in the red for April.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring Emerging Markets Equity Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Emerging Markets Equity Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Derrick Irwin, CFA, Richard Peck, CFA, Yi (Jerry) Zhang, Ph.D., CFA

Average annual total returns (%) as of April 30, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EMGAX)	9-6-1994	-0.73	-0.98	1.46	5.33	0.20	2.06	1.57	1.43
Class C (EMGCX)	9-6-1994	3.51	-0.54	1.45	4.51	-0.54	1.45	2.32	2.18
Class R6 (EMGDX)	6-28-2013	–	–	–	5.75	0.62	2.49	1.15	1.01
Administrator Class (EMGYX)	9-6-1994	–	–	–	5.38	0.49	2.26	1.50	1.36
Institutional Class (EMGNX)	7-30-2010	–	–	–	5.64	0.52	2.42	1.25	1.11
MSCI ACWI ex USA Index (Net)[3]	–	–	–	–	9.32	5.03	3.93	–	–
MSCI Emerging Markets Index (Net) (USD)[4]	–	–	–	–	9.88	1.89	2.96	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.43% for Class A, 2.18% for Class C, 1.01% for Class R6, 1.36% for Administrator Class and 1.11% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[4]
MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Emerging Markets Equity Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of April 30, 2024[1]
Samsung Electronics Co. Ltd.	6.33
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.15
Tencent Holdings Ltd.	4.57
Taiwan Semiconductor Manufacturing Co. Ltd.	4.18
Reliance Industries Ltd. GDR	4.11
Fomento Economico Mexicano SAB de CV ADR	2.55
WH Group Ltd.	2.29
Bharti Airtel Ltd.	1.98
HDFC Bank Ltd.	1.92
ITC Ltd.	1.88

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Country allocation as of April 30, 2024[1]

24%
China & Hong Kong
16%
India
15%
Taiwan
14%
South Korea
9%
Mexico
6%
Brazil
4%
Indonesia
3%
South Africa
2%
Thailand
2%
Chile
2%
United States
3%
Other

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Emerging Markets Equity Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2023	Ending account value 4-30-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,117.07	$7.53	1.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.17	1.43%
Class C
Actual	$1,000.00	$1,113.26	$11.45	2.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.02	$10.92	2.18%
Class R6
Actual	$1,000.00	$1,119.84	$5.32	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.07	1.01%
Administrator Class
Actual	$1,000.00	$1,117.70	$7.16	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.82	1.36%
Institutional Class
Actual	$1,000.00	$1,118.70	$5.85	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57	1.11%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.38%
Brazil: 5.02%
Atacadao SA (Consumer staples, Consumer staples distribution & retail)	9,127,000	$19,633,438
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	23,105,515	48,012,269
Banco Bradesco SA ADR (Financials, Banks)	5,976,276	16,135,945
Cia Brasileira de Aluminio (Materials, Metals & mining)	5,132,562	5,110,223
Diagnosticos da America SA (Health care, Health care providers & services)†	3,700,673	3,349,606
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services)144A†	37,501,316	26,649,435
Lojas Renner SA (Consumer discretionary, Specialty retail)	9,156,892	27,033,693
Magazine Luiza SA (Consumer discretionary, Broadline retail)†	22,599,800	5,919,140
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,796,906	7,921,114
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	562,079	9,538,481
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,046,720	10,082,636
Suzano SA (Materials, Paper & forest products)	646,000	7,272,881
Vale SA ADR (Materials, Metals & mining)	1,204,498	14,658,741
		201,317,602
Chile: 2.20%
Banco Santander Chile ADR (Financials, Banks)	1,190,492	21,405,046
Falabella SA (Consumer discretionary, Broadline retail)†	18,396,599	49,246,664
Sociedad Quimica y Minera de Chile SA ADR (Industrials, Electrical equipment)	389,691	17,804,982
		88,456,692
China: 18.79%
Agora, Inc. ADR (Information technology, Software)†	1,224,765	3,049,665
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	3,610,000	33,800,649
Alibaba Group Holding Ltd. ADR (Consumer discretionary, Broadline retail)	940,837	70,421,650
Bilibili, Inc. ADR (Communication services, Entertainment)†	530,931	6,710,968
China Literature Ltd. (Communication services, Media)144A†	5,166,168	18,453,821
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	12,373,400	3,993,557
FinVolution Group ADR (Financials, Consumer finance)	4,071,985	19,423,368
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)†	2,531,768	8,101,658
Hua Medicine (Health care, Pharmaceuticals)144A†	8,733,136	1,756,572
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	18,250,000	19,254,201
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	10,765,207	28,181,877
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	4,809,070	65,665,583
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 9

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
China(continued)
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health care, Health care equipment & supplies)	35,410,600	$24,172,294
Tencent Holdings Ltd. (Communication services, Interactive media & services)	4,177,700	183,330,772
Tencent Music Entertainment Group ADR (Communication services, Entertainment)†	2,727,961	34,235,911
Tongdao Liepin Group (Communication services, Interactive media & services)†	1,636,260	625,746
Trip.com Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)†	809,682	39,075,253
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	5,122,500	36,914,794
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)	3,058,967	46,006,864
Want Want China Holdings Ltd. (Consumer staples, Food products)	76,125,800	43,499,345
Weibo Corp. ADR (Communication services, Interactive media & services)	2,071,212	17,853,847
Wuxi Biologics Cayman, Inc. (Health care, Life sciences tools & services)144A†	3,664,500	6,348,144
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	15,923,700	34,712,489
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)♠†	2,439,291	2,049,004
Zhou Hei Ya International Holdings Co. Ltd. (Consumer staples, Food products)144A	25,612,726	6,114,892
		753,752,924
Colombia: 0.41%
Bancolombia SA ADR (Financials, Banks)	499,100	16,330,552
Hong Kong: 4.50%
AIA Group Ltd. (Financials, Insurance)	8,967,500	65,681,134
Johnson Electric Holdings Ltd. (Consumer discretionary, Automobile components)	4,183,050	5,706,425
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	84,455,400	17,432,304
WH Group Ltd. (Consumer staples, Food products)144A	126,338,195	91,827,650
		180,647,513
India: 15.19%
Axis Bank Ltd. (Financials, Banks)	3,301,923	46,088,532
Bajaj Finance Ltd. (Financials, Consumer finance)	153,281	12,714,989
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	5,019,052	79,444,954
Bharti Airtel Ltd. (Partly Paid) (Communication services, Wireless telecommunication services)	347,789	3,897,884
Dalmia Bharat Ltd. (Materials, Construction materials)	624,658	13,745,608
Fortis Healthcare Ltd. (Health care, Health care providers & services)	3,759,970	19,785,538
HDFC Bank Ltd. (Financials, Banks)	4,244,376	77,080,339
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
India(continued)
HDFC Bank Ltd. ADR (Financials, Banks)	378,752	$21,816,115
IDFC First Bank Ltd. (Financials, Banks)†	9,124,275	8,954,931
ITC Ltd. (Consumer staples, Tobacco)	14,477,139	75,487,204
Kotak Mahindra Bank Ltd. (Financials, Banks)	1,027,262	19,965,242
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	450,000	15,796,919
Reliance Industries Ltd. GDR (Energy, Oil, gas & consumable fuels)144A	2,332,274	164,891,772
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	964,273	16,589,728
UltraTech Cement Ltd. (Materials, Construction materials)	279,000	33,274,750
		609,534,505
Indonesia: 3.72%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	118,651,000	37,440,955
Bank Central Asia Tbk. PT (Financials, Banks)	62,747,500	37,729,083
Bank Rakyat Indonesia Persero Tbk. PT (Financials, Banks)	13,776,300	4,185,419
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	221,500,000	42,939,628
Telkom Indonesia Persero Tbk. PT ADR (Communication services, Diversified telecommunication services)	1,377,471	26,791,811
		149,086,896
Luxembourg: 0.93%
Allegro.eu SA (Consumer discretionary, Broadline retail)144A†	188,407	1,570,581
InPost SA (Industrials, Air freight & logistics)†	2,222,122	35,675,626
		37,246,207
Mexico: 8.19%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	3,827,304	72,948,414
Becle SAB de CV (Consumer staples, Beverages)	15,009,921	30,500,437
Cemex SAB de CV ADR (Materials, Construction materials)†	3,608,277	28,541,471
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	37,501,850	53,678,056
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	869,387	102,292,075
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	2,243,566	22,253,943
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	4,872,900	18,162,349
		328,376,745
Philippines: 0.62%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	8,917,295
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	2,777,598
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	13,367,655
		25,062,548
Russia: 0.15%
LUKOIL PJSC (Acquired 4-9-2002, cost $16,145,227) (Energy, Oil, gas & consumable fuels)♦‡†˃	340,179	5,886,971
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 11

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Russia(continued)
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃	80,400	$0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks)♦†˃	6,000,456	0
		5,886,971
Singapore: 1.31%
Grab Holdings Ltd. Class A (Industrials, Ground transportation)†	8,505,105	29,767,867
Sea Ltd. ADR (Communication services, Entertainment)†	357,740	22,605,591
		52,373,458
South Africa: 2.86%
MTN Group Ltd. (Communication services, Wireless telecommunication services)	6,378,543	30,697,665
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,601,500	48,052,312
Standard Bank Group Ltd. (Financials, Banks)	2,147,090	20,162,815
Tiger Brands Ltd. (Consumer staples, Food products)	1,471,933	16,011,132
		114,923,924
South Korea: 13.85%
KT Corp. (Communication services, Diversified telecommunication services)	335,000	8,375,653
KT Corp. ADR (Communication services, Diversified telecommunication services)	4,534,713	57,318,772
KT&G Corp. (Consumer staples, Tobacco)	364,091	23,460,491
LG Chem Ltd. (Materials, Chemicals)	87,809	25,231,757
NAVER Corp. (Communication services, Interactive media & services)	284,000	37,459,439
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	4,569,800	254,019,819
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	674,848	42,524,097
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)	47,375	14,661,090
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	549,500	67,811,374
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	474,000	17,529,374
SK Telecom Co. Ltd. ADR (Communication services, Wireless telecommunication services)	360,000	7,354,800
		555,746,666
Taiwan: 14.70%
104 Corp. (Industrials, Professional services)	1,655,000	11,703,751
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	1,570,000	15,375,468
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,810,881	54,600,181
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	3,220,000	27,078,995
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Taiwan(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	7,005,224	$167,731,363
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	1,797,052	246,807,122
Uni-President Enterprises Corp. (Consumer staples, Food products)	28,412,368	66,644,201
		589,941,081
Thailand: 2.27%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	2,033,139	8,585,706
PTT PCL (Energy, Oil, gas & consumable fuels)	23,259,000	21,181,631
SCB X PCL (Financials, Banks)	8,405,100	24,153,890
Thai Beverage PCL (Consumer staples, Beverages)	102,927,000	37,271,329
		91,192,556
United States: 1.67%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	26,516	38,678,889
Southern Copper Corp. (Materials, Metals & mining)	241,452	28,170,205
		66,849,094
Total common stocks (Cost $3,062,344,300)		3,866,725,934

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Dividend rate	Shares
Preferred stocks: 0.26%
Brazil: 0.26%
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.11	1,272,900	10,300,669
Total preferred stocks (Cost $7,897,430)			10,300,669

	Expiration date
Warrants: 0.00%
Brazil: 0.00%
Diagnosticos da America SA (Health care, Health care providers & services)♦†	4-30-2025	72,020	15,858
Total warrants (Cost $0)			15,858
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 13

Portfolio of investments—April 30, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.52%
Investment companies: 3.52%
Allspring Government Money Market Fund Select Class♠∞		5.23%	141,390,238	$141,390,238
Total short-term investments (Cost $141,390,238)				141,390,238
Total investments in securities (Cost $3,211,792,659)	100.16%			4,018,432,699
Other assets and liabilities, net	(0.16)			(6,458,457)
Total net assets	100.00%			$4,011,974,242

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $5,886,971 (original an aggregate cost of $35,789,377), representing 0.15% of its net assets as of period end.

∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Zepp Health Corp. ADR†	$2,512,470	$0	$0	$0	$(463,466)	$2,049,004	2,439,291	$0
Short-term investments
Allspring Government Money Market Fund Select Class	103,234,358	220,830,094	(182,674,214)	0	0	141,390,238	141,390,238	4,129,075
				$0	$(463,466)	$143,439,242		$4,129,075

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Fund

Statement of assets and liabilities—April 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $3,045,383,508)	$3,874,993,457
Investments in affiliated securities, at value (cost $166,409,151)	143,439,242
Cash	948,469
Cash collateral for securities on loan	1,386,900
Foreign currency, at value (cost $12,797,367)	11,702,340
Receivable for dividends	8,249,306
Receivable for Fund shares sold	4,815,733
Receivable for investments sold	3,637,747
Prepaid expenses and other assets	216,866
Total assets	4,049,390,060
Liabilities
Contingent tax liability	20,159,056
Payable for investments purchased	6,796,506
Payable for Fund shares redeemed	4,685,083
Management fee payable	2,969,835
Payable upon receipt of securities loaned	1,386,400
Administration fees payable	403,697
Distribution fee payable	2,259
Accrued expenses and other liabilities	1,012,982
Total liabilities	37,415,818
Total net assets	$4,011,974,242
Net assets consist of
Paid-in capital	$3,698,824,788
Total distributable earnings	313,149,454
Total net assets	$4,011,974,242
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 15

Statement of assets and liabilities—April 30, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$147,080,698
Shares outstanding–Class A1	6,052,213
Net asset value per share–Class A	$24.30
Maximum offering price per share – Class A2	$25.78
Net assets–Class C	$3,579,450
Shares outstanding–Class C1	177,633
Net asset value per share–Class C	$20.15
Net assets–Class R6	$421,688,037
Shares outstanding–Class R6[1]	16,681,875
Net asset value per share–Class R6	$25.28
Net assets–Administrator Class	$36,928,386
Shares outstanding–Administrator Class[1]	1,434,715
Net asset value per share–Administrator Class	$25.74
Net assets–Institutional Class	$3,402,697,671
Shares outstanding–Institutional Class[1]	134,587,143
Net asset value per share–Institutional Class	$25.28
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Emerging Markets Equity Fund

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $5,981,117)	$35,046,390
Income from affiliated securities	4,129,075
Interest (net of foreign withholding taxes of $40)	37,611
Total investment income	39,213,076
Expenses
Management fee	19,887,687
Administration fees
Class A	147,640
Class C	4,061
Class R6	62,625
Administrator Class	24,817
Institutional Class	2,142,518
Shareholder servicing fees
Class A	184,550
Class C	5,063
Administrator Class	47,422
Distribution fee
Class C	15,166
Custody and accounting fees	657,870
Professional fees	39,132
Registration fees	80,187
Shareholder report expenses	192,798
Trustees’ fees and expenses	14,569
Other fees and expenses	75,852
Total expenses	23,581,957
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,561,518)
Class A	(8,975)
Class R6	(27,420)
Administrator Class	(1,969)
Institutional Class	(220,391)
Net expenses	21,761,684
Net investment income	17,451,392
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 17

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$11,019,035
Foreign currency and foreign currency translations	(610,706)
Forward foreign currency contracts	(391)
Net realized gains on investments	10,407,938
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $4,180,089)	400,045,461
Affiliated securities	(463,466)
Foreign currency and foreign currency translations	78,816
Net change in unrealized gains (losses) on investments	399,660,811
Net realized and unrealized gains (losses) on investments	410,068,749
Net increase in net assets resulting from operations	$427,520,141
The accompanying notes are an integral part of these financial statements.
18 | Allspring Emerging Markets Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)		Year ended October 31, 2023
Operations
Net investment income		$17,451,392		$55,523,080
Net realized gains (losses) on investments		10,407,938		(283,722,050)
Net change in unrealized gains (losses) on investments		399,660,811		601,091,006
Net increase in net assets resulting from operations		427,520,141		372,892,036
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,408,280)		(1,206,336)
Class R6		(5,834,546)		(5,221,911)
Administrator Class		(383,267)		(408,773)
Institutional Class		(41,698,111)		(38,037,723)
Total distributions to shareholders		(49,324,204)		(44,874,743)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	179,596	4,302,873	526,956	12,429,497
Class C	2,478	48,749	10,989	211,779
Class R6	2,254,216	55,322,743	2,816,191	68,449,429
Administrator Class	136,785	3,486,666	169,953	4,205,464
Institutional Class	13,734,729	340,240,910	26,992,809	652,959,509
		403,401,941		738,255,678
Reinvestment of distributions
Class A	54,473	1,286,646	48,589	1,102,474
Class R6	199,691	4,900,420	185,248	4,366,293
Administrator Class	15,147	378,820	16,841	404,511
Institutional Class	1,686,203	41,396,276	1,598,910	37,718,277
		47,962,162		43,591,555
Payment for shares redeemed
Class A	(571,480)	(13,615,671)	(1,123,006)	(25,992,556)
Class C	(66,376)	(1,306,280)	(103,550)	(1,984,353)
Class R6	(1,995,183)	(49,795,664)	(4,292,148)	(105,617,539)
Administrator Class	(269,198)	(6,848,208)	(557,436)	(13,911,202)
Institutional Class	(12,995,765)	(322,804,751)	(37,538,966)	(911,083,142)
		(394,370,574)		(1,058,588,792)
Net increase (decrease) in net assets resulting from capital share transactions		56,993,529		(276,741,559)
Total increase in net assets		435,189,466		51,275,734
Net assets
Beginning of period		3,576,784,776		3,525,509,042
End of period		$4,011,974,242		$3,576,784,776
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 19

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$21.96	$20.18	$30.11	$27.39	$25.29	$21.16
Net investment income (loss)	0.07 [1]	0.26 [1]	0.18 [1]	(0.07)[1]	0.00 [2]	0.10
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]	0.00
Net realized and unrealized gains (losses) on investments	2.49	1.70	(10.04)	2.81	2.28	4.11
Total from investment operations	2.56	1.96	(9.86)	2.74	2.28	4.21
Distributions to shareholders from
Net investment income	(0.22)	(0.18)	(0.07)	(0.02)	(0.18)	(0.08)
Net asset value, end of period	$24.30	$21.96	$20.18	$30.11	$27.39	$25.29
Total return[3]	11.71%	9.67%	(32.82)%	10.00%	9.03%[4]	19.95%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.57%	1.54%	1.48%	1.54%	1.57%
Net expenses	1.43%	1.42%	1.43%	1.46%	1.52%	1.57%
Net investment income (loss)	0.57%	1.12%	0.69%	(0.21)%	0.13%	0.43%
Supplemental data
Portfolio turnover rate	6%	4%	5%	9%	12%	8%
Net assets, end of period (000s omitted)	$147,081	$140,306	$139,997	$232,735	$210,393	$227,811

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.10	$16.64	$24.95	$22.86	$21.09	$17.71
Net investment income (loss)	(0.02)[1]	0.07 [1]	(0.02)[1]	(0.27)[1]	(0.14)[1]	(0.07)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.04	0.00
Net realized and unrealized gains (losses) on investments	2.07	1.39	(8.29)	2.36	1.87	3.45
Total from investment operations	2.05	1.46	(8.31)	2.09	1.77	3.38
Net asset value, end of period	$20.15	$18.10	$16.64	$24.95	$22.86	$21.09
Total return[2]	11.33%	8.77%	(33.31)%	9.14%	8.39%[3]	19.09%
Ratios to average net assets (annualized)
Gross expenses	2.26%	2.32%	2.28%	2.23%	2.29%	2.32%
Net expenses	2.18%	2.19%	2.19%	2.22%	2.28%	2.32%
Net investment income (loss)	(0.21)%	0.34%	(0.11)%	(0.98)%	(0.64)%	(0.37)%
Supplemental data
Portfolio turnover rate	6%	4%	5%	9%	12%	8%
Net assets, end of period (000s omitted)	$3,579	$4,373	$5,558	$12,260	$20,149	$29,484

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.18% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.89	$21.06	$31.45	$28.59	$26.39	$22.10
Net investment income	0.12 [1]	0.37 [1]	0.30 [1]	0.08 [1]	0.17	0.22 [1]
Net realized and unrealized gains (losses) on investments	2.61	1.76	(10.47)	2.92	2.33	4.27
Total from investment operations	2.73	2.13	(10.17)	3.00	2.50	4.49
Distributions to shareholders from
Net investment income	(0.34)	(0.30)	(0.22)	(0.14)	(0.30)	(0.20)
Net asset value, end of period	$25.28	$22.89	$21.06	$31.45	$28.59	$26.39
Total return[2]	11.98%	10.09%	(32.53)%	10.47%	9.49%	20.50%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.15%	1.11%	1.05%	1.11%	1.14%
Net expenses	1.01%	1.01%	1.01%	1.04%	1.11%	1.14%
Net investment income	1.00%	1.54%	1.13%	0.23%	0.55%	0.88%
Supplemental data
Portfolio turnover rate	6%	4%	5%	9%	12%	8%
Net assets, end of period (000s omitted)	$421,688	$371,408	$368,845	$536,456	$324,637	$351,829

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$23.26	$21.39	$31.89	$29.01	$26.50	$22.18
Net investment income (loss)	0.08 [1]	0.30 [1]	0.20 [1]	(0.05)[1]	0.05 [1]	0.13 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.31	0.00
Net realized and unrealized gains (losses) on investments	2.65	1.78	(10.60)	2.97	2.35	4.30
Total from investment operations	2.73	2.08	(10.40)	2.92	2.71	4.43
Distributions to shareholders from
Net investment income	(0.25)	(0.21)	(0.10)	(0.04)	(0.20)	(0.11)
Net asset value, end of period	$25.74	$23.26	$21.39	$31.89	$29.01	$26.50
Total return[2]	11.77%	9.70%	(32.73)%[3]	10.09%	10.25%[4]	20.09%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.49%	1.45%	1.40%	1.46%	1.49%
Net expenses	1.36%	1.35%	1.36%	1.38%	1.43%	1.46%
Net investment income (loss)	0.64%	1.20%	0.75%	(0.13)%	0.20%	0.54%
Supplemental data
Portfolio turnover rate	6%	4%	5%	9%	12%	8%
Net assets, end of period (000s omitted)	$36,928	$36,101	$41,117	$78,118	$73,888	$104,869

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2022, the Fund received payments from a service provider which had a 0.04% impact on the total return.
[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 1.16% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.89	$21.05	$31.42	$28.57	$26.38	$22.10
Net investment income	0.11 [1]	0.35 [1]	0.27 [1]	0.04 [1]	0.14	0.19
Net realized and unrealized gains (losses) on investments	2.60	1.76	(10.45)	2.92	2.34	4.28
Total from investment operations	2.71	2.11	(10.18)	2.96	2.48	4.47
Distributions to shareholders from
Net investment income	(0.32)	(0.27)	(0.19)	(0.11)	(0.29)	(0.19)
Net asset value, end of period	$25.28	$22.89	$21.05	$31.42	$28.57	$26.38
Total return[2]	11.87%	10.01%	(32.60)%	10.39%	9.42%	20.40%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.25%	1.21%	1.15%	1.21%	1.25%
Net expenses	1.11%	1.11%	1.11%	1.14%	1.18%	1.19%
Net investment income	0.90%	1.43%	1.03%	0.12%	0.49%	0.81%
Supplemental data
Portfolio turnover rate	6%	4%	5%	9%	12%	8%
Net assets, end of period (000s omitted)	$3,402,698	$3,024,598	$2,969,992	$5,334,340	$3,984,940	$3,475,314

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2024, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring Emerging Markets Equity Fund | 25

Notes to financial statements (unaudited)
Securities lending
The Fund, along with other Allspring funds, participated through March 29, 2023, the termination date, in a securities lending program (the “Program”) for Allspring funds. The Fund received cash collateral in connection with its securities lending transactions, which collateral was invested in Securities Lending Cash Investments, LLC, an affiliated non-registered investment company, which was liquidated upon termination of the Program. Effective at the close of business on March 29, 2023, the Fund has one unsettled loan which is fully collateralized by cash and will continue to hold the cash collateral until the security is returned to the Fund.
Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2024, the aggregate cost of all investments for federal income tax purposes was $3,274,511,814 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,486,875,807
Gross unrealized losses	(742,954,922)
Net unrealized gains	$743,920,885
26 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
As of October 31, 2023, the Fund had capital loss carryforwards which consisted of $80,519,140 in short-term capital losses and $367,349,127 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$201,317,602	$0	$0	$201,317,602
Chile	88,456,692	0	0	88,456,692
China	314,599,827	439,153,097	0	753,752,924
Colombia	16,330,552	0	0	16,330,552
Hong Kong	0	180,647,513	0	180,647,513
India	186,707,887	422,826,618	0	609,534,505
Indonesia	30,977,230	118,109,666	0	149,086,896
Luxembourg	0	37,246,207	0	37,246,207
Mexico	328,376,745	0	0	328,376,745
Philippines	25,062,548	0	0	25,062,548
Russia	0	0	5,886,971	5,886,971
Singapore	52,373,458	0	0	52,373,458
South Africa	30,697,665	84,226,259	0	114,923,924
South Korea	64,673,572	491,073,094	0	555,746,666
Taiwan	246,807,122	343,133,959	0	589,941,081
Thailand	53,921,227	37,271,329	0	91,192,556
United States	66,849,094	0	0	66,849,094
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	10,300,669	0	0	10,300,669
Warrants
Brazil	0	15,858	0	15,858
Short-term investments
Investment companies	141,390,238	0	0	141,390,238
Total assets	$1,858,842,128	$2,153,703,600	$5,886,971	$4,018,432,699
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund had no material transfers into/out of Level 3.
Allspring Emerging Markets Equity Fund | 27

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2024, the management fee was equivalent to an annual rate of 1.02% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.43%
Class C	2.18
Class R6	1.01
Administrator Class	1.36
Institutional Class	1.11
28 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2024, Allspring Funds Distributor received $878 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2024 were $229,053,270 and $246,924,590, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2024, there were no borrowings by the Fund under the agreement.
7.
MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of April 30, 2024, the Fund held 0.15% of its total net assets in Russian securities with unrealized losses in the amount of $29,902,406.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Emerging Markets Equity Fund | 29

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30 | Allspring Emerging Markets Equity Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 99 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information*. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018***
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
*** Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
*
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Emerging Markets Equity Fund | 31

Other information (unaudited)
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019***
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
***  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

32 | Allspring Emerging Markets Equity Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Emerging Markets Equity Fund | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05022024-ifcyvxbi 06-24
SAR0663 04-24

Allspring Emerging Markets Equity Income Fund
Semi-Annual Report
April 30, 2024

The views expressed and any forward-looking statements are as of April 30, 2024, unless otherwise noted, and are those of the portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Emerging Markets Equity Income Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Emerging Markets Equity Income Fund for the six-month period that ended April 30, 2024. Globally, stocks and bonds had strongly positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 20.98%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 17.69% while the MSCI EM Index (Net) (USD),3 returned 15.40%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 advanced 4.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 3.92%, the Bloomberg Municipal Bond Index6 returned 7.06%, and the ICE BofA U.S. High Yield Index7 gained 8.94%.
Investors remained focused on central bank monetary policies.
As the six-month period began in November, the market mood brightened as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and the eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by close to 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Emerging Markets Equity Income Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by hints of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the annual Consumer Price Index1 (CPI) in January. However, that resilience helped tone down expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation curbed expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side, expectations on the timing of an initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by fiscal period-end.
Markets retreated broadly in April as U.S. annual inflation continued to resist monetary policy efforts and expectations for its downward trajectory, with an April CPI reading of 3.4%. The timing of a Fed initial rate cut came into greater question in April. Not only was there less confidence regarding when a first cut would take place but also whether any rate reductions would occur at all in 2024. Market expectations continued to recede to a possible September Fed first cut. Meanwhile, eurozone annual inflation held steady in April at 2.4%. Developed market stocks and fixed income securities of all types were in the red for April.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring Emerging Markets Equity Income Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Emerging Markets Equity Income Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks to achieve long-term capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio manager	Alison Shimada, Elaine Tse

Average annual total returns (%) as of April 30, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EQIAX)	5-31-2012	6.89	1.50	2.18	13.36	2.71	2.78	1.67	1.55
Class C (EQICX)	5-31-2012	11.53	1.90	2.16	12.53	1.90	2.16	2.42	2.30
Class R6 (EQIRX)[3]	9-30-2015	–	–	–	13.76	3.08	3.20	1.25	1.17
Administrator Class (EQIDX)	5-31-2012	–	–	–	13.46	2.77	2.94	1.60	1.45
Institutional Class (EQIIX)	5-31-2012	–	–	–	13.70	3.02	3.15	1.35	1.22
MSCI ACWI ex USA Index (Net)[4]	–	–	–	–	9.32	5.03	3.93	–	–
MSCI Emerging Markets Index (Net) (USD)[5]	–	–	–	–	9.88	1.89	2.96	–	–
MSCI Emerging Markets High Dividend Yield Index (Net) (USD)[6]	–	–	–	–	13.02	1.70	1.85	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.55% for Class A, 2.30% for Class C, 1.17% for Class R6, 1.45% for Administrator Class and 1.22% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]
MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[6]
The MSCI EM High Dividend Yield Index (Net) (USD) is based on the MSCI EM Index, its parent index (Net) (USD), and includes large and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Consult the Fund’s prospectus for additional information on these and other risks.

6 | Allspring Emerging Markets Equity Income Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of April 30, 2024[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94
Tencent Holdings Ltd.	4.89
Samsung Electronics Co. Ltd., Preferred stock	3.32
Samsung Electronics Co. Ltd.	3.13
Alibaba Group Holding Ltd.	2.29
Power Grid Corp. of India Ltd.	2.18
Midea Group Co. Ltd. Class A	1.92
Power Finance Corp. Ltd.	1.82
GAIL India Ltd.	1.80
LIC Housing Finance Ltd.	1.78

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. These amounts are subject to change and may have changed since the date specified.

Country allocation as of April 30, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Emerging Markets Equity Income Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2023	Ending account value 4-30-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,198.79	$8.47	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.77	1.55%
Class C
Actual	$1,000.00	$1,195.04	$12.55	2.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.43	$11.51	2.30%
Class R6
Actual	$1,000.00	$1,201.71	$6.40	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.87	1.17%
Administrator Class
Actual	$1,000.00	$1,199.94	$7.93	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27	1.45%
Institutional Class
Actual	$1,000.00	$1,201.50	$6.68	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.12	1.22%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 93.35%
Brazil: 4.43%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	659,600	$1,370,620
Banco BTG Pactual SA (Financials, Capital markets)	467,072	3,004,315
Embraer SA ADR (Industrials, Aerospace & defense)†	135,382	3,459,010
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	357,310	5,759,837
Vale SA (Materials, Metals & mining)	182,200	2,220,745
		15,814,527
China: 23.54%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	873,300	8,176,761
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	244,600	2,769,115
Baidu, Inc. Class A (Communication services, Interactive media & services)†	182,794	2,368,202
China Construction Bank Corp. Class H (Financials, Banks)	5,601,000	3,623,795
China International Capital Corp. Ltd. Class H (Financials, Capital markets)144A	2,416,000	2,913,326
China Merchants Bank Co. Ltd. Class H (Financials, Banks)	819,500	3,549,137
China Oilfield Services Ltd. Class H (Energy, Energy equipment & services)	2,638,000	2,820,828
China Resources Land Ltd. (Real estate, Real estate management & development)	1,609,500	5,787,497
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	1,532,000	1,616,417
Chinasoft International Ltd. (Information technology, IT services)	4,554,000	2,738,437
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	287,400	2,448,759
Foxconn Industrial Internet Co. Ltd. Class A (Information technology, Electronic equipment, instruments & components)	620,054	2,048,684
Fuyao Glass Industry Group Co. Ltd. Class H (Consumer discretionary, Automobile components)144A	420,800	2,519,355
Great Wall Motor Co. Ltd. Class H (Consumer discretionary, Automobiles)	1,182,000	1,786,169
Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer discretionary, Household durables)	324,000	1,879,608
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	584,078	2,301,663
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	713,158	6,858,604
Ping An Insurance Group Co. of China Ltd. Class A (Financials, Insurance)	285,102	1,620,590
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	1,185,200	2,993,058
Tencent Holdings Ltd. (Communication services, Interactive media & services)	397,800	17,456,730
Tingyi Cayman Islands Holding Corp. (Consumer staples, Food products)	1,552,000	1,712,937
TravelSky Technology Ltd. Class H (Consumer discretionary, Hotels, restaurants & leisure)	1,472,000	1,912,176
Weichai Power Co. Ltd. Class H (Industrials, Machinery)	1,032,000	2,108,750
		84,010,598
Greece: 1.46%
Jumbo SA (Consumer discretionary, Specialty retail)	57,155	1,779,859
National Bank of Greece SA (Financials, Banks)†	423,207	3,414,449
		5,194,308
Hong Kong: 1.60%
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	5,066,000	5,698,032
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 9

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Hungary: 0.44%
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	61,847	$1,574,935
India: 17.93%
360 ONE WAM Ltd. (Financials, Capital markets)	583,797	5,484,697
Ashok Leyland Ltd. (Industrials, Machinery)	1,782,548	4,105,065
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	58,346	6,228,890
Embassy Office Parks REIT (Real estate, Office REITs)	1,385,256	5,971,612
GAIL India Ltd. (Utilities, Gas utilities)	2,564,020	6,405,225
Infosys Ltd. (Information technology, IT services)	372,129	6,283,218
LIC Housing Finance Ltd. (Financials, Financial services)	790,223	6,364,220
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	4,638,388	5,339,522
Power Finance Corp. Ltd. (Financials, Financial services)	1,233,942	6,504,417
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	2,155,579	7,774,694
Ujjivan Financial Services Ltd. (Financials, Consumer finance)	511,473	3,511,833
		63,973,393
Indonesia: 2.46%
Bank Mandiri Persero Tbk. PT (Financials, Banks)	10,368,900	4,382,693
Bank Negara Indonesia Persero Tbk. PT (Financials, Banks)	8,307,728	2,672,902
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	2,577,400	1,722,782
		8,778,377
Luxembourg: 1.28%
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods)144A†	573,000	2,014,477
Ternium SA ADR (Materials, Metals & mining)	61,025	2,569,153
		4,583,630
Malaysia: 1.14%
CIMB Group Holdings Bhd. (Financials, Banks)	1,327,000	1,833,953
Malaysia Airports Holdings Bhd. (Industrials, Transportation infrastructure)	1,072,500	2,244,641
		4,078,594
Mexico: 2.97%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	77,046	1,468,497
Bolsa Mexicana de Valores SAB de CV (Financials, Capital markets)	814,372	1,525,989
Corp. Inmobiliaria Vesta SAB de CV ADR (Real estate, Real estate management & development)	58,745	2,086,035
Grupo Aeroportuario del Sureste SAB de CV ADR (Industrials, Transportation infrastructure)	7,095	2,444,228
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	165,600	1,642,587
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	379,691	1,415,190
		10,582,526
Panama: 0.49%
Copa Holdings SA Class A (Industrials, Passenger airlines)	18,411	1,758,251
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Peru: 0.54%
Credicorp Ltd. (Financials, Banks)	11,653	$1,929,853
Philippines: 0.78%
Bank of the Philippine Islands (Financials, Banks)	1,261,377	2,783,966
Poland: 1.13%
Bank Polska Kasa Opieki SA (Financials, Banks)	45,628	1,889,013
LPP SA (Consumer discretionary, Textiles, apparel & luxury goods)	558	2,150,080
		4,039,093
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining)♦†˃	1,142,750	0
Saudi Arabia: 3.02%
Al Rajhi Bank (Financials, Banks)	82,262	1,749,652
Arabian Drilling Co. (Energy, Energy equipment & services)	51,849	2,115,101
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	122,203	1,694,277
Saudi Awwal Bank (Financials, Banks)	321,792	3,492,055
United International Transportation Co. (Industrials, Ground transportation)	77,855	1,732,719
		10,783,804
Singapore: 1.37%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	300,200	2,387,712
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	1,944,900	2,496,496
		4,884,208
South Africa: 2.26%
Bidvest Group Ltd. (Industrials, Industrial conglomerates)	225,740	2,953,376
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	8,494	1,628,000
Sanlam Ltd. (Financials, Insurance)	440,170	1,592,262
Standard Bank Group Ltd. (Financials, Banks)	200,676	1,884,501
		8,058,139
South Korea: 7.87%
Doosan Bobcat, Inc. (Industrials, Machinery)	71,435	2,669,877
Fila Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	63,148	1,858,925
KB Financial Group, Inc. (Financials, Banks)	85,930	4,660,576
Kia Corp. (Consumer discretionary, Automobiles)	57,675	4,886,374
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	200,777	11,160,518
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	76,568	2,831,623
		28,067,893
Taiwan: 15.40%
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	528,000	2,375,259
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	1,463,000	2,262,316
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)	417,000	3,386,753
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 11

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Taiwan(continued)
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	190,000	$1,860,726
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)	370,000	2,365,490
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	31,000	2,066,396
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	66,000	1,989,977
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	325,000	2,550,677
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	1,333,000	31,917,025
Teco Electric & Machinery Co. Ltd. (Industrials, Electrical equipment)	1,032,000	1,753,357
United Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	1,579,000	2,426,011
		54,953,987
Thailand: 0.49%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	416,100	1,757,141
Turkey: 0.98%
Akbank TAS (Financials, Banks)	939,111	1,728,520
BIM Birlesik Magazalar AS (Consumer staples, Consumer staples distribution & retail)	148,068	1,768,960
		3,497,480
United Arab Emirates: 0.41%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	645,616	1,465,990
United States: 1.36%
Southern Copper Corp. (Materials, Metals & mining)	41,712	4,866,539
Total common stocks (Cost $257,374,382)		333,135,264

	Dividend rate
Preferred stocks: 4.62%
Brazil: 0.79%
Itau Unibanco Holding SA (Financials, Banks)	0.00	468,100	2,827,026
South Korea: 3.83%
LG Chem Ltd. (Materials, Chemicals)	2.57	9,462	1,815,963
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	253,956	11,857,484
			13,673,447
Total preferred stocks (Cost $14,795,443)			16,500,473
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—April 30, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.94%
Investment companies: 1.94%
Allspring Government Money Market Fund Select Class♠∞		5.23%	6,899,012	$6,899,012
Total short-term investments (Cost $6,899,012)				6,899,012
Total investments in securities (Cost $279,068,837)	99.91%			356,534,749
Other assets and liabilities, net	0.09			337,166
Total net assets	100.00%			$356,871,915

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with a current value of $0 (original a cost of $1,726,284), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,229,693	$110,773,023	$(112,103,704)	$0	$0	$6,899,012	6,899,012	$228,583
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 13

Statement of assets and liabilities—April 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $272,169,825)	$349,635,737
Investments in affiliated securities, at value (cost $6,899,012)	6,899,012
Cash	21
Foreign currency, at value (cost $1,699,233)	1,695,891
Receivable for investments sold	1,168,634
Receivable for dividends	917,040
Receivable for Fund shares sold	81,858
Prepaid expenses and other assets	88,094
Total assets	360,486,287
Liabilities
Contingent tax liability	2,131,312
Payable for investments purchased	487,228
Payable for Fund shares redeemed	472,143
Management fee payable	290,474
Administration fees payable	36,099
Distribution fees payable	1,359
Accrued expenses and other liabilities	195,757
Total liabilities	3,614,372
Total net assets	$356,871,915
Net assets consist of
Paid-in capital	$346,235,896
Total distributable earnings	10,636,019
Total net assets	$356,871,915
Computation of net asset value and offering price per share
Net assets–Class A	$69,249,682
Shares outstanding–Class A1	5,993,291
Net asset value per share–Class A	$11.55
Maximum offering price per share – Class A2	$12.25
Net assets–Class C	$2,203,594
Shares outstanding–Class C1	191,897
Net asset value per share–Class C	$11.48
Net assets–Class R6	$71,587,645
Shares outstanding–Class R6[1]	6,206,222
Net asset value per share–Class R6	$11.53
Net assets–Administrator Class	$1,494,916
Shares outstanding–Administrator Class[1]	128,385
Net asset value per share–Administrator Class	$11.64
Net assets–Institutional Class	$212,336,078
Shares outstanding–Institutional Class[1]	18,347,202
Net asset value per share–Institutional Class	$11.57
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Income Fund

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $708,963)	$4,313,899
Income from affiliated securities	228,583
Interest (net of foreign withholding taxes of $5)	2,351
Total investment income	4,544,833
Expenses
Management fee	1,742,594
Administration fees
Class A	67,357
Class C	2,391
Class R6	7,943
Administrator Class	1,046
Institutional Class	134,941
Shareholder servicing fees
Class A	84,196
Class C	2,985
Administrator Class	1,695
Distribution fees
Class C	8,954
Custody and accounting fees	69,680
Professional fees	33,061
Registration fees	39,014
Shareholder report expenses	16,012
Trustees’ fees and expenses	12,034
Other fees and expenses	5,935
Total expenses	2,229,838
Less: Fee waivers and/or expense reimbursements
Fund-level	(32,198)
Class A	(12,183)
Class C	(387)
Administrator Class	(209)
Institutional Class	(47,510)
Net expenses	2,137,351
Net investment income	2,407,482
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 15

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	$(2,235,693)
Foreign currency and foreign currency translations	(187,135)
Forward foreign currency contracts	(12)
Net realized losses on investments	(2,422,840)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $1,849,416)	58,875,385
Foreign currency and foreign currency translations	6,758
Net change in unrealized gains (losses) on investments	58,882,143
Net realized and unrealized gains (losses) on investments	56,459,303
Net increase in net assets resulting from operations	$58,866,785
The accompanying notes are an integral part of these financial statements.
16 | Allspring Emerging Markets Equity Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)		Year ended October 31, 2023
Operations
Net investment income		$2,407,482		$8,488,152
Net realized losses on investments		(2,422,840)		(16,697,240)
Net change in unrealized gains (losses) on investments		58,882,143		37,655,729
Net increase in net assets resulting from operations		58,866,785		29,446,641
Distributions to shareholders from
Net investment income and net realized gains
Class A		(385,234)		(1,537,618)
Class C		(6,107)		(41,933)
Class R		N/A		(1,389)[1]
Class R6		(421,976)		(816,800)
Administrator Class		(9,555)		(39,226)
Institutional Class		(1,523,359)		(5,482,344)
Total distributions to shareholders		(2,346,231)		(7,919,310)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	171,095	1,833,530	355,960	3,665,775
Class C	2,004	22,188	18,026	184,185
Class R	N/A	N/A	2,528 [1]	25,872 [1]
Class R6	3,886,647	42,431,765	209,687	2,143,968
Administrator Class	159,482	1,733,300	262,573	2,752,535
Institutional Class	1,487,293	16,056,998	5,327,777	54,723,173
		62,077,781		63,495,508
Reinvestment of distributions
Class A	34,304	368,508	142,319	1,466,445
Class C	586	6,096	4,035	41,577
Class R	N/A	N/A	136 [1]	1,389 [1]
Class R6	34,080	372,640	64,003	657,488
Administrator Class	874	9,459	3,743	38,872
Institutional Class	132,872	1,436,653	504,072	5,197,163
		2,193,356		7,402,934
Payment for shares redeemed
Class A	(643,712)	(6,991,836)	(1,073,652)	(11,016,635)
Class C	(68,794)	(741,370)	(142,159)	(1,443,334)
Class R	N/A	N/A	(763)[1]	(7,955)[1]
Class R6	(581,156)	(6,480,020)	(542,643)	(5,625,702)
Administrator Class	(183,972)	(2,015,928)	(308,193)	(3,224,088)
Institutional Class	(3,486,279)	(37,770,305)	(6,672,426)	(68,199,395)
		(53,999,459)		(89,517,109)
1 For the period from November 1, 2022 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)		Year ended October 31, 2023
	Shares		Shares
Share conversions
Class A	0	$0	14,724 [2]	$159,851 [2]
Class R	N/A	N/A	(14,702)[2]	(159,851)[2]
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		10,271,678		(18,618,667)
Total increase in net assets		66,792,232		2,908,664
Net assets
Beginning of period		290,079,683		287,171,019
End of period		$356,871,915		$290,079,683
2  For the period from November 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Emerging Markets Equity Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.69	$9.03	$12.67	$10.33	$11.21	$10.33
Net investment income	0.06 [1]	0.25 [1]	0.27 [1]	0.24	0.20	0.24
Net realized and unrealized gains (losses) on investments	1.86	0.64	(3.59)	2.34	(0.85)	0.86
Total from investment operations	1.92	0.89	(3.32)	2.58	(0.65)	1.10
Distributions to shareholders from
Net investment income	(0.06)	(0.23)	(0.32)	(0.24)	(0.23)	(0.22)
Net asset value, end of period	$11.55	$9.69	$9.03	$12.67	$10.33	$11.21
Total return[2]	19.88%	9.72%	(26.67)%	24.93%	(5.83)%	10.78%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.68%	1.70%	1.63%	1.65%	1.69%
Net expenses	1.55%	1.51%	1.54%	1.54%	1.52%	1.62%
Net investment income	1.16%	2.43%	2.34%	1.88%	2.10%	2.12%
Supplemental data
Portfolio turnover rate	45%	68%	50%	73%	92%	73%
Net assets, end of period (000s omitted)	$69,250	$62,296	$63,130	$94,152	$83,889	$20,017

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.63	$8.98	$12.59	$10.26	$11.15	$10.27
Net investment income	0.02 [1]	0.16 [1]	0.18 [1]	0.11	0.11	0.15
Net realized and unrealized gains (losses) on investments	1.86	0.64	(3.56)	2.36	(0.85)	0.87
Total from investment operations	1.88	0.80	(3.38)	2.47	(0.74)	1.02
Distributions to shareholders from
Net investment income	(0.03)	(0.15)	(0.23)	(0.14)	(0.15)	(0.14)
Net asset value, end of period	$11.48	$9.63	$8.98	$12.59	$10.26	$11.15
Total return[2]	19.50%	8.79%	(27.27)%	24.00%	(6.69)%	10.01%
Ratios to average net assets (annualized)
Gross expenses	2.35%	2.43%	2.43%	2.37%	2.40%	2.44%
Net expenses	2.30%	2.30%	2.30%	2.30%	2.31%	2.37%
Net investment income	0.36%	1.55%	1.55%	1.07%	1.03%	1.30%
Supplemental data
Portfolio turnover rate	45%	68%	50%	73%	92%	73%
Net assets, end of period (000s omitted)	$2,204	$2,486	$3,396	$7,203	$8,138	$11,958

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Emerging Markets Equity Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.67	$9.02	$12.67	$10.33	$11.23	$10.34
Net investment income	0.09 [1]	0.28 [1]	0.31 [1]	0.26	0.24	0.31 [1]
Net realized and unrealized gains (losses) on investments	1.85	0.64	(3.59)	2.37	(0.87)	0.85
Total from investment operations	1.94	0.92	(3.28)	2.63	(0.63)	1.16
Distributions to shareholders from
Net investment income	(0.08)	(0.27)	(0.37)	(0.29)	(0.27)	(0.27)
Net asset value, end of period	$11.53	$9.67	$9.02	$12.67	$10.33	$11.23
Total return[2]	20.17%	10.10%	(26.49)%	25.44%	(5.60)%	11.34%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.25%	1.26%	1.19%	1.22%	1.26%
Net expenses	1.17%	1.17%	1.17%	1.15%	1.16%	1.17%
Net investment income	1.71%	2.77%	2.72%	2.00%	2.27%	2.81%
Supplemental data
Portfolio turnover rate	45%	68%	50%	73%	92%	73%
Net assets, end of period (000s omitted)	$71,588	$27,722	$28,296	$43,761	$73,969	$83,481

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.76	$9.10	$12.78	$10.41	$11.31	$10.41
Net investment income	0.07 [1]	0.26 [1]	0.28 [1]	0.22 [1]	0.20 [1]	0.25 [1]
Net realized and unrealized gains (losses) on investments	1.88	0.64	(3.63)	2.40	(0.87)	0.89
Total from investment operations	1.95	0.90	(3.35)	2.62	(0.67)	1.14
Distributions to shareholders from
Net investment income	(0.07)	(0.24)	(0.33)	(0.25)	(0.23)	(0.24)
Net asset value, end of period	$11.64	$9.76	$9.10	$12.78	$10.41	$11.31
Total return[2]	19.99%	9.75%	(26.65)%	25.03%	(5.89)%	11.01%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.57%	1.55%	1.52%	1.56%	1.61%
Net expenses	1.45%	1.45%	1.43%	1.45%	1.45%	1.45%
Net investment income	1.19%	2.48%	2.44%	1.75%	1.92%	2.24%
Supplemental data
Portfolio turnover rate	45%	68%	50%	73%	92%	73%
Net assets, end of period (000s omitted)	$1,495	$1,484	$1,765	$2,484	$3,842	$4,686

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Emerging Markets Equity Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.70	$9.05	$12.70	$10.35	$11.24	$10.35
Net investment income	0.08 [1]	0.28 [1]	0.30 [1]	0.28	0.19 [1]	0.28
Net realized and unrealized gains (losses) on investments	1.87	0.63	(3.60)	2.35	(0.82)	0.87
Total from investment operations	1.95	0.91	(3.30)	2.63	(0.63)	1.15
Distributions to shareholders from
Net investment income	(0.08)	(0.26)	(0.35)	(0.28)	(0.26)	(0.26)
Net asset value, end of period	$11.57	$9.70	$9.05	$12.70	$10.35	$11.24
Total return[2]	20.15%	9.95%	(26.44)%	25.27%	(5.63)%	11.24%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.35%	1.37%	1.30%	1.33%	1.36%
Net expenses	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Net investment income	1.49%	2.72%	2.68%	2.21%	1.85%	2.54%
Supplemental data
Portfolio turnover rate	45%	68%	50%	73%	92%	73%
Net assets, end of period (000s omitted)	$212,336	$196,092	$190,468	$234,185	$202,705	$471,068

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Income Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Income Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2024, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
24 | Allspring Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2024, the aggregate cost of all investments for federal income tax purposes was $284,949,377 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$84,710,488
Gross unrealized losses	(13,125,116)
Net unrealized gains	$71,585,372
As of October 31, 2023, the Fund had capital loss carryforwards which consisted of $42,914,641 in short-term capital losses and $15,187,412 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Emerging Markets Equity Income Fund | 25

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$15,814,527	$0	$0	$15,814,527
China	0	84,010,598	0	84,010,598
Greece	5,194,308	0	0	5,194,308
Hong Kong	0	5,698,032	0	5,698,032
Hungary	1,574,935	0	0	1,574,935
India	5,971,612	58,001,781	0	63,973,393
Indonesia	0	8,778,377	0	8,778,377
Luxembourg	2,569,153	2,014,477	0	4,583,630
Malaysia	0	4,078,594	0	4,078,594
Mexico	10,582,526	0	0	10,582,526
Panama	1,758,251	0	0	1,758,251
Peru	1,929,853	0	0	1,929,853
Philippines	2,783,966	0	0	2,783,966
Poland	0	4,039,093	0	4,039,093
Russia	0	0	0	0
Saudi Arabia	3,809,378	6,974,426	0	10,783,804
Singapore	0	4,884,208	0	4,884,208
South Africa	4,581,376	3,476,763	0	8,058,139
South Korea	0	28,067,893	0	28,067,893
Taiwan	0	54,953,987	0	54,953,987
Thailand	1,757,141	0	0	1,757,141
Turkey	0	3,497,480	0	3,497,480
United Arab Emirates	0	1,465,990	0	1,465,990
United States	4,866,539	0	0	4,866,539
Preferred stocks
Brazil	2,827,026	0	0	2,827,026
South Korea	0	13,673,447	0	13,673,447
Short-term investments
Investment companies	6,899,012	0	0	6,899,012
Total assets	$72,919,603	$283,615,146	$0	$356,534,749
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
26 | Allspring Emerging Markets Equity Income Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2024, the management fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.55%
Class C	2.30
Class R6	1.17
Administrator Class	1.45
Institutional Class	1.22
Allspring Emerging Markets Equity Income Fund | 27

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2024, Allspring Funds Distributor received $171 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2024 were $156,328,050 and $145,189,573, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Information technology and in China and Hong Kong. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.
MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of April 30, 2024, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $1,726,284.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
28 | Allspring Emerging Markets Equity Income Fund

Other information (unaudited)
Other information
Tax information
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended April 30, 2024. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$0.0000	$0.0000	0.0000%
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Emerging Markets Equity Income Fund | 29

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 99 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information*. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018***
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
*** Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
*
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

30 | Allspring Emerging Markets Equity Income Fund

Other information (unaudited)
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019***
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
***  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Emerging Markets Equity Income Fund | 31

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

32 | Allspring Emerging Markets Equity Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05022024-dwmduaoj 06-24
SAR3356 04-24

Allspring Global Long/Short Equity Fund
Semi-Annual Report
April 30, 2024

The views expressed and any forward-looking statements are as of April 30, 2024, unless otherwise noted, and are those of the portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Global Long/Short Equity Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Global Long/Short Equity Fund for the six-month period that ended April 30, 2024. Globally, stocks and bonds had strongly positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 20.98%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 17.69% while the MSCI EM Index (Net) (USD),3 returned 15.40%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 advanced 4.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 3.92%, the Bloomberg Municipal Bond Index6 returned 7.06%, and the ICE BofA U.S. High Yield Index7 gained 8.94%.
Investors remained focused on central bank monetary policies.
As the six-month period began in November, the market mood brightened as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and the eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by close to 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Global Long/Short Equity Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by hints of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the annual Consumer Price Index1 (CPI) in January. However, that resilience helped tone down expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation curbed expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side, expectations on the timing of an initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by fiscal period-end.
Markets retreated broadly in April as U.S. annual inflation continued to resist monetary policy efforts and expectations for its downward trajectory, with an April CPI reading of 3.4%. The timing of a Fed initial rate cut came into greater question in April. Not only was there less confidence regarding when a first cut would take place but also whether any rate reductions would occur at all in 2024. Market expectations continued to recede to a possible September Fed first cut. Meanwhile, eurozone annual inflation held steady in April at 2.4%. Developed market stocks and fixed income securities of all types were in the red for April.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring Global Long/Short Equity Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Global Long/Short Equity Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kevin Cole, CFA†, Harindra de Silva, Ph.D., CFA, David Krider, CFA

Average annual total returns (%) as of April 30, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (AGAQX)[3]	12-12-2014	4.12	1.77	3.57	10.52	2.98	4.18	2.74	2.66
Class C (ASGCX)[4]	12-16-2022	9.45	2.93	4.15	10.45	2.93	4.15	3.49	3.41
Class R6 (AGAWX)[5]	12-12-2014	–	–	–	11.07	3.42	4.58	2.32	2.24
Institutional Class (AGAZX)[6]	12-12-2014	–	–	–	10.93	3.35	4.49	2.42	2.34
MSCI ACWI (Net)[7]	–	–	–	–	17.46	9.44	8.19	–	–
MSCI World Index (Net) (USD)[8]	–	–	–	–	18.39	10.46	8.87	–	–
Global Long/Short Equity Blended Index[9]	–	–	–	–	11.98	6.62	5.38	–	–
ICE BofA 3-Month U.S. Treasury Bill Index[10]	–	–	–	–	5.36	2.07	1.42	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.72% for Class A, 2.47% for Class C, 1.30% for Class R6 and 1.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), expenses from dividends and interest on short positions, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class A shares prior to December 16, 2022, is based on the performance of the Investor Class shares of the Fund’s predecessor, 361
Global Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to December 12, 2014, is based on the performance of a predecessor account, the
Analytic Global Long/Short Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on December 12, 2014 (the “Predecessor Account”).
Performance of the Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”), and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected.

[4]
Historical performance for the Class C shares prior to their inception reflects the performance of the Class A shares and is not adjusted to reflect the higher expenses applicable to the Class C shares. If these expenses had been included, returns would be lower.

[5]
Historical performance shown for the Class R6 shares prior to December 16, 2022 is based on the performance of Class Y shares of the Fund’s predecessor, 361 Global
Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to December 12, 2014, is based on the performance of a predecessor account, the Analytic
Global Long/Short Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on December 12, 2014 (the “Predecessor Account”).
Performance of the Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”), and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected.

†	Mr. Cole became a portfolio manager of the Fund on January 24, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Global Long/Short Equity Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[6]
Historical performance shown for the Institutional Class shares prior to December 16, 2022, is based on the performance of Class I shares of the Fund’s predecessor, 361
Global Long/Short Equity Fund (the “Predecessor Fund”), and for the period prior to December 12, 2014, is based on the performance of a predecessor account, the
Analytic Global Long/Short Equity Fund, L.P., a limited partnership that was reorganized into the Predecessor Fund on December 12, 2014 (the “Predecessor Account”).
Performance of the Predecessor Account reflects the higher expenses applicable to it and returns would have been higher if adjusted to reflect Predecessor Fund expenses. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”) and was not subject to certain restrictions imposed by the 1940 Act. If the Predecessor Account had been registered under the 1940 Act, performance may have been adversely affected.

[7]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]
The MSCI World Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index.

[9]
Source:  Allspring Funds Management, LLC. The Global Long/Short Equity Blended Index is weighted 50% MSCI World Index (Net) (USD) and 50% ICE BofA 3-Month
U.S. Treasury Bill Index. You cannot invest directly in an index.

[10]
The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Global Long/Short Equity Fund | 7

Performance highlights (unaudited)

Ten largest Long Positions (%) as of April 30, 2024[1]
NVIDIA Corp.	2.12
Alphabet, Inc. Class A	2.06
Rio Tinto Ltd.	2.04
Alphabet, Inc. Class C	1.99
Danske Bank AS	1.96
CK Hutchison Holdings Ltd.	1.85
Fortescue Ltd.	1.84
Molson Coors Beverage Co. Class B	1.82
Cardinal Health, Inc.	1.81
Heidelberg Materials AG	1.74

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Five largest short positions (%) as of April 30, 2024[1]
Suzuki Motor Corp.	(1.29)
Ivanhoe Mines Ltd. Class A	(1.25)
Moderna, Inc.	(1.14)
Argenx SE	(1.06)
Toast, Inc. Class A	(1.01)

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector Allocation for Long and Short positions as of April 30, 2024[1]
	Long (%)	Short (%)
Industrials	15	(13)
Financials	14	(10)
Information technology	12	(4)
Health care	11	(22)
Communication services	10	(12)
Consumer staples	10	(1)
Consumer discretionary	9	(12)
Materials	7	(17)
Utilities	7	(1)
Real estate	3	(4)
Energy	2	(4)

[1]	Figures represent the percentage of the Fund’s long and short positions. Allocations are subject to change and may have changed since the date specified.

Country Allocation for Long and Short positions as of April 30, 2024[1]
	Long (%)	Short (%)
United States	59	(40)
Japan	11	(14)
United Kingdom	9	(10)
Australia	4	(4)
Canada	4	(9)
Denmark	3	0
Germany	3	(1)
China & Hong Kong	1	0
France	1	(1)
Italy	1	(3)
Netherlands	1	(8)
Singapore	1	0
Sweden	1	(8)
Switzerland	1	(2)
Curacao	0	0

[1]	Figures represent the percentage of the Fund’s long and short positions. Allocations are subject to change and may have changed since the date specified.

8 | Allspring Global Long/Short Equity Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2023	Ending account value 4-30-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,121.12	$13.45	2.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.18	$12.76	2.55%
Class C
Actual	$1,000.00	$1,121.63	$14.08	2.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.59	$13.35	2.67%
Class R6
Actual	$1,000.00	$1,124.48	$11.25	2.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.27	$10.67	2.13%
Institutional Class
Actual	$1,000.00	$1,124.18	$11.72	2.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.82	$11.12	2.22%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

Allspring Global Long/Short Equity Fund | 9

Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Long positions: 110.14% Common stocks: 98.22%
Australia: 4.36%
Fortescue Ltd. (Materials, Metals & mining)	538,629	$8,927,476
Helia Group Ltd. (Financials, Financial services)	591,793	1,518,981
Origin Energy Ltd. (Utilities, Electric utilities)	126,779	800,155
Rio Tinto Ltd. (Materials, Metals & mining)	118,972	9,901,365
		21,147,977
Austria: 0.23%
ams-OSRAM AG (Information technology, Semiconductors & semiconductor equipment)†	924,431	1,110,295
Canada: 3.90%
Cogeco Communications, Inc. (Communication services, Diversified telecommunication services)	5,700	225,946
Dundee Precious Metals, Inc. (Materials, Metals & mining)	95,900	725,877
Empire Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)	191,000	4,449,475
Fairfax Financial Holdings Ltd. (Financials, Insurance)	3,700	4,022,683
Great-West Lifeco, Inc. (Financials, Insurance)	72,000	2,129,169
Parkland Corp. (Energy, Oil, gas & consumable fuels)	122,400	3,770,736
Power Corp. of Canada (Financials, Insurance)	122,200	3,255,945
Trican Well Service Ltd. (Energy, Energy equipment & services)	113,900	345,841
		18,925,672
Denmark: 3.13%
Danske Bank AS (Financials, Banks)	330,750	9,521,296
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	44,367	5,689,721
		15,211,017
France: 1.05%
SEB SA (Consumer discretionary, Household durables)	3,450	407,184
Teleperformance SE (Industrials, Professional services)†	51,891	4,700,532
		5,107,716
Germany: 2.11%
Daimler Truck Holding AG (Industrials, Machinery)	5,338	240,724
Deutsche Bank AG (Financials, Capital markets)	97,839	1,562,735
Heidelberg Materials AG (Materials, Construction materials)	83,832	8,436,488
		10,239,947
Hong Kong: 1.12%
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	24,900	955,413
Swire Pacific Ltd. Class A (Real estate, Real estate management & development)	526,500	4,458,775
		5,414,188
The accompanying notes are an integral part of these financial statements.
10 | Allspring Global Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Ireland: 0.25%
Alkermes PLC (Health care, Biotechnology)†#	2,479	$60,834
Medtronic PLC (Health care, Health care equipment & supplies)#	4,891	392,454
Weatherford International PLC (Energy, Energy equipment & services)†#	6,319	781,155
		1,234,443
Italy: 0.64%
Banca Monte dei Paschi di Siena SpA (Financials, Banks)†	645,369	3,112,793
Japan: 10.75%
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	643,200	8,256,087
Hitachi Construction Machinery Co. Ltd. (Industrials, Machinery)	101,200	2,890,503
Inpex Corp. (Energy, Oil, gas & consumable fuels)	88,800	1,330,206
JFE Holdings, Inc. (Materials, Metals & mining)	295,000	4,403,086
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	451,600	6,764,705
Komatsu Ltd. (Industrials, Machinery)	13,500	403,058
Mizuho Financial Group, Inc. (Financials, Banks)	208,400	4,028,186
Nippon Yusen KK (Industrials, Marine transportation)	285,000	8,091,283
Osaka Gas Co. Ltd. (Utilities, Gas utilities)	18,500	411,364
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	212,700	1,856,541
SCREEN Holdings Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	20,000	2,063,543
Tokyo Electric Power Co. Holdings, Inc. (Utilities, Electric utilities)†	924,200	5,748,782
Tokyo Kiraboshi Financial Group, Inc. (Financials, Banks)	62,200	1,846,326
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	63,700	4,050,039
		52,143,709
Netherlands: 0.57%
CNH Industrial NV (Industrials, Machinery)†#	63,907	728,540
EXOR NV (Financials, Financial services)	7,243	790,758
Stellantis NV (Consumer discretionary, Automobiles)	56,019	1,239,504
		2,758,802
Norway: 0.08%
Hoegh Autoliners ASA (Industrials, Marine transportation)	9,731	102,138
Wallenius Wilhelmsen ASA (Industrials, Marine transportation)	30,123	303,415
		405,553
Portugal: 0.08%
Jeronimo Martins SGPS SA (Consumer staples, Consumer staples distribution & retail)	18,781	386,358
Singapore: 1.41%
BW LPG Ltd. (Energy, Oil, gas & consumable fuels)144A	113,391	1,644,442
Jardine Cycle & Carriage Ltd. (Industrials, Industrial conglomerates)	101,000	1,949,123
Sembcorp Industries Ltd. (Utilities, Multi-utilities)	576,800	2,254,176
Wilmar International Ltd. (Consumer staples, Food products)	420,900	989,356
		6,837,097
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 11

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Sweden: 0.44%
Betsson AB Class B (Consumer discretionary, Hotels, restaurants & leisure)	19,452	$215,011
Industrivarden AB Class C (Financials, Financial services)	4,208	135,286
Intrum AB (Industrials, Commercial services & supplies)	77,319	180,859
Volvo AB Class A (Industrials, Machinery)	39,059	1,028,667
Volvo AB Class B (Industrials, Machinery)	22,724	578,398
		2,138,221
Switzerland: 1.13%
Adecco Group AG (Industrials, Professional services)	107,684	3,767,051
BKW AG (Utilities, Electric utilities)	5,334	791,768
Bunge Global SA (Consumer staples, Food products)#	865	88,023
Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	20,172	836,320
		5,483,162
United Kingdom: 8.95%
Bank of Georgia Group plc (Financials, Banks)	13,629	912,585
Barclays PLC (Financials, Banks)	886,936	2,236,225
BT Group PLC (Communication services, Diversified telecommunication services)	451,903	577,895
Centrica PLC (Utilities, Multi-utilities)	4,804,444	7,669,197
CK Hutchison Holdings Ltd. (Industrials, Industrial conglomerates)	1,847,500	8,972,887
Close Brothers Group plc (Financials, Banks)	20,205	114,976
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)#	26,502	1,908,674
HSBC Holdings PLC (Financials, Banks)	298,881	2,590,686
J Sainsbury PLC (Consumer staples, Consumer staples distribution & retail)	585,100	1,919,231
Serica Energy plc (Energy, Oil, gas & consumable fuels)	89,728	207,772
Standard Chartered PLC (Financials, Banks)	830,996	7,139,534
Unilever PLC London Stock Exchange (Consumer staples, Personal care products)	57,765	2,988,230
Vodafone Group PLC (Communication services, Wireless telecommunication services)	7,330,401	6,181,737
		43,419,629
United States: 58.02%
AbbVie, Inc. (Health care, Biotechnology)#	2,281	370,982
Adobe, Inc. (Information technology, Software)†#	10,147	4,696,336
Alphabet, Inc. Class A (Communication services, Interactive media & services)†#	61,393	9,993,553
Alphabet, Inc. Class C (Communication services, Interactive media & services)†#	58,766	9,675,234
Altria Group, Inc. (Consumer staples, Tobacco)#	122,531	5,368,083
A-Mark Precious Metals, Inc. (Financials, Financial services)#	81,391	3,261,337
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	9,944	1,740,200
AMC Networks, Inc. Class A (Communication services, Media)†#	84,591	898,356
American Tower Corp. (Real estate, Specialized REITs)#	25,332	4,345,958
Amphastar Pharmaceuticals, Inc. (Health care, Pharmaceuticals)†#	17,989	742,046
The accompanying notes are an integral part of these financial statements.
12 | Allspring Global Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
United States(continued)
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	36,674	$6,246,682
Archer-Daniels-Midland Co. (Consumer staples, Food products)#	28,547	1,674,567
Arista Networks, Inc. (Information technology, Communications equipment)†#	2,748	705,027
AT&T, Inc. (Communication services, Diversified telecommunication services)#	98,762	1,668,090
Axcelis Technologies, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	5,757	595,965
Bank of New York Mellon Corp. (Financials, Capital markets)#	98,465	5,562,288
Beazer Homes USA, Inc. (Consumer discretionary, Household durables)†#	46,958	1,316,233
BellRing Brands, Inc. (Consumer staples, Personal care products)†#	28,355	1,564,345
Berkshire Hathaway, Inc. Class B (Financials, Financial services)†#	4,742	1,881,294
Best Buy Co., Inc. (Consumer discretionary, Specialty retail)#	10,678	786,328
Booking Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)#	1,616	5,578,481
Bristol-Myers Squibb Co. (Health care, Pharmaceuticals)#	46,736	2,053,580
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	2,121	2,757,873
Builders FirstSource, Inc. (Industrials, Building products)†#	18,051	3,300,084
Campbell Soup Co. (Consumer staples, Food products)#	73,431	3,356,531
Cardinal Health, Inc. (Health care, Health care providers & services)#	85,308	8,790,136
Cencora, Inc. (Health care, Health care providers & services)#	14,731	3,521,446
Centene Corp. (Health care, Health care providers & services)†#	101,534	7,418,074
Central Garden & Pet Co. (Consumer staples, Household products)†#	4,253	174,160
Charter Communications, Inc. Class A (Communication services, Media)†#	4,359	1,115,642
Cisco Systems, Inc. (Information technology, Communications equipment)#	124,142	5,832,191
Clorox Co. (Consumer staples, Household products)#	3,639	538,099
Colgate-Palmolive Co. (Consumer staples, Household products)#	19,272	1,771,482
Comcast Corp. Class A (Communication services, Media)#	202,358	7,711,863
Consensus Cloud Solutions, Inc. (Information technology, Software)†#	75,983	884,442
Consolidated Edison, Inc. (Utilities, Multi-utilities)#	8,169	771,154
Corebridge Financial, Inc. (Financials, Financial services)#	181,136	4,810,972
Costco Wholesale Corp. (Consumer staples, Consumer staples distribution & retail)#	7,396	5,346,568
Customers Bancorp, Inc. (Financials, Banks)†#	5,426	247,805
CVS Health Corp. (Health care, Health care providers & services)#	54,697	3,703,534
D.R. Horton, Inc. (Consumer discretionary, Household durables)#	23,727	3,380,860
Deckers Outdoor Corp. (Consumer discretionary, Textiles, apparel & luxury goods)†#	3,352	2,743,511
Dorian LPG Ltd. (Energy, Oil, gas & consumable fuels)#	42,388	1,751,472
Dream Finders Homes, Inc. Class A (Consumer discretionary, Household durables)†#	73,998	2,626,929
Dropbox, Inc. Class A (Information technology, Software)†#	149,406	3,460,243
eBay, Inc. (Consumer discretionary, Broadline retail)#	95,519	4,923,049
Electronic Arts, Inc. (Communication services, Entertainment)#	6,566	832,700
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 13

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
United States(continued)
Equinix, Inc. (Real estate, Specialized REITs)#	374	$265,955
Equity LifeStyle Properties, Inc. (Real estate, Residential REITs)#	52,546	3,167,998
FedEx Corp. (Industrials, Air freight & logistics)#	5,589	1,463,088
Ferguson PLC (Industrials, Trading companies & distributors)#	1,286	269,931
First Citizens BancShares, Inc. Class A (Financials, Banks)#	3,487	5,881,732
Ford Motor Co. (Consumer discretionary, Automobiles)#	50,737	616,455
Franklin Resources, Inc. (Financials, Capital markets)#	26,526	605,854
Genuine Parts Co. (Consumer discretionary, Distributors)#	18,626	2,928,194
Gilead Sciences, Inc. (Health care, Biotechnology)#	38,313	2,498,008
Huntington Ingalls Industries, Inc. (Industrials, Aerospace & defense)#	7,392	2,047,067
Hyster-Yale Materials Handling, Inc. (Industrials, Machinery)#	1,328	77,781
Incyte Corp. (Health care, Biotechnology)†#	109,058	5,676,469
International Business Machines Corp. (Information technology, IT services)#	4,903	814,879
Jabil, Inc. (Information technology, Electronic equipment, instruments & components)#	56,726	6,657,363
James River Group Holdings Ltd. (Financials, Insurance)#	68,242	606,671
Kimberly-Clark Corp. (Consumer staples, Household products)#	37,231	5,083,148
Kraft Heinz Co. (Consumer staples, Food products)#	20,447	789,459
Lennar Corp. Class A (Consumer discretionary, Household durables)#	12,413	1,882,059
Lockheed Martin Corp. (Industrials, Aerospace & defense)#	4,888	2,272,578
Masco Corp. (Industrials, Building products)#	87,384	5,981,435
Medifast, Inc. (Consumer staples, Personal care products)#	11,609	319,596
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)#	15,879	6,830,669
Metropolitan Bank Holding Corp. (Financials, Banks)†#	2,077	82,457
Microsoft Corp. (Information technology, Software)#	20,328	7,914,300
Molina Healthcare, Inc. (Health care, Health care providers & services)†#	20,907	7,152,285
Molson Coors Beverage Co. Class B (Consumer staples, Beverages)#	154,171	8,827,832
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)#	11,907	10,287,886
OraSure Technologies, Inc. (Health care, Health care equipment & supplies)†#	105,983	560,650
Otis Worldwide Corp. (Industrials, Machinery)#	65,573	5,980,258
Owens Corning (Industrials, Building products)#	29,745	5,003,406
PACCAR, Inc. (Industrials, Machinery)#	12,544	1,331,044
Palo Alto Networks, Inc. (Information technology, Software)†#	1,821	529,711
Photronics, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	89,418	2,450,947
Powell Industries, Inc. (Industrials, Electrical equipment)#	14,080	2,013,440
PulteGroup, Inc. (Consumer discretionary, Household durables)#	63,645	7,091,326
REV Group, Inc. (Industrials, Machinery)#	128,059	2,799,370
Roivant Sciences Ltd. (Health care, Biotechnology)†#	43,288	471,839
Solventum Corp. (Health care, Health care equipment & supplies)†#	771	50,123
United Therapeutics Corp. (Health care, Biotechnology)†#	1,818	426,012
Viatris, Inc. (Health care, Pharmaceuticals)#	384,396	4,447,462
VICI Properties, Inc. (Real estate, Specialized REITs)#	63,242	1,805,559
The accompanying notes are an integral part of these financial statements.
14 | Allspring Global Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
United States(continued)
Walgreens Boots Alliance, Inc. (Consumer staples, Consumer staples distribution & retail)#	50,049	$887,369
Xerox Holdings Corp. (Information technology, Technology hardware, storage & peripherals)#	6,978	92,738
Zscaler, Inc. (Information technology, Software)†#	11,875	2,053,663
		281,491,851
Total common stocks (Cost $448,171,356)		476,568,430

	Dividend rate
Preferred stocks: 0.98%
Germany: 0.98%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	9.09	9,274	952,919
Volkswagen AG (Consumer discretionary, Automobiles)	9.35	30,840	3,778,057
Total preferred stocks (Cost $4,935,912)			4,730,976

	Expiration date
Warrants: 0.00%
Canada: 0.00%
Constellation Software, Inc. (Information technology, Software)♦†	3-31-2040	800	0
Total warrants (Cost $0)			0

		Yield
Short-term investments: 10.94%
Investment companies: 10.94%
Allspring Government Money Market Fund Select Class♠∞		5.23%	53,058,946	53,058,946
Total short-term investments (Cost $53,058,946)				53,058,946
Total investments in securities (Cost $506,166,214)	110.14%			534,358,352

Securities sold short: (30.00)%
Common stocks: (29.91)%
Australia: (1.16)%
APA Group (Utilities, Gas utilities)	(186,274)	(994,048)
BrainChip Holdings Ltd. (Information technology, Software)	(1,963,779)	(363,243)
De Grey Mining Ltd. (Materials, Metals & mining)	(2,766,480)	(2,302,174)
Mineral Resources Ltd. (Materials, Metals & mining)	(43,727)	(1,983,558)
(5,643,023)
Canada: (2.85)%
Ballard Power Systems, Inc. (Industrials, Electrical equipment)	(240,599)	(632,672)
Filo Corp. (Materials, Metals & mining)	(161,200)	(2,888,755)
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 15

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Canada(continued)
First Quantum Minerals Ltd. (Materials, Metals & mining)	(333,700)	$(4,237,153)
Ivanhoe Mines Ltd. Class A (Materials, Metals & mining)	(448,900)	(6,084,679)
(13,843,259)
France: (0.44)%
Sartorius Stedim Biotech (Health care, Life sciences tools & services)	(9,967)	(2,146,563)
Germany: (0.13)%
Delivery Hero SE (Consumer discretionary, Hotels, restaurants & leisure)144A	(14,004)	(391,798)
MTU Aero Engines AG (Industrials, Aerospace & defense)	(970)	(233,689)
(625,487)
Italy: (0.83)%
Amplifon SpA (Health care, Health care providers & services)	(104,243)	(3,480,289)
Salvatore Ferragamo SpA (Consumer discretionary, Textiles, apparel & luxury goods)	(53,795)	(533,802)
(4,014,091)
Japan: (4.23)%
Daiichi Sankyo Co. Ltd. (Health care, Pharmaceuticals)	(139,500)	(4,695,247)
Dentsu Group, Inc. (Communication services, Media)	(104,900)	(2,837,877)
Eisai Co. Ltd. (Health care, Pharmaceuticals)	(106,400)	(4,369,744)
NIDEC Corp. (Industrials, Electrical equipment)	(14,700)	(688,443)
RENOVA, Inc. (Utilities, Independent power and renewable electricity producers)	(25,100)	(235,850)
Sumitomo Pharma Co. Ltd. (Health care, Pharmaceuticals)	(558,800)	(1,410,246)
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	(538,400)	(6,270,088)
(20,507,495)
Netherlands: (2.32)%
Airbus SE (Industrials, Aerospace & defense)	(23,678)	(3,896,398)
Argenx SE (Health care, Biotechnology)	(13,773)	(5,145,094)
OCI NV (Materials, Chemicals)	(82,610)	(2,221,926)
(11,263,418)
Norway: (0.01)%
NEL ASA (Industrials, Electrical equipment)	(122,780)	(56,731)
Sweden: (2.36)%
Beijer Ref AB (Industrials, Trading companies & distributors)	(300,758)	(4,238,690)
EQT AB (Financials, Capital markets)	(139,863)	(3,773,413)
PowerCell Sweden AB (Industrials, Electrical equipment)	(104,867)	(255,897)
Sagax AB Class B (Real estate, Real estate management & development)	(126,870)	(3,177,087)
(11,445,087)
Switzerland: (0.58)%
Avolta AG (Consumer discretionary, Specialty retail)	(56,367)	(2,131,622)
The accompanying notes are an integral part of these financial statements.
16 | Allspring Global Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Switzerland(continued)
IWG PLC (Real estate, Real estate management & development)	(51,782)	$(119,553)
Siemens Energy AG (Industrials, Electrical equipment)	(26,989)	(554,177)
(2,805,352)
United Kingdom: (3.01)%
Croda International PLC (Materials, Chemicals)	(19,559)	(1,120,272)
ITM Power PLC (Industrials, Electrical equipment)	(1,727,014)	(1,104,153)
Legal & General Group plc (Financials, Insurance)	(1,639,532)	(4,812,845)
Melrose Industries PLC (Industrials, Aerospace & defense)	(17,104)	(134,375)
Ocado Group PLC (Consumer staples, Consumer staples distribution & retail)	(414,460)	(1,814,598)
Oxford Nanopore Technologies PLC (Health care, Life sciences tools & services)	(313,173)	(384,869)
Tullow Oil PLC (Energy, Oil, gas & consumable fuels)	(829,599)	(376,295)
WPP PLC (Communication services, Media)	(482,419)	(4,835,364)
(14,582,771)
United States: (11.99)%
23andMe Holding Co. Class A (Health care, Health care providers & services)	(838,858)	(421,275)
ACELYRIN, Inc. (Health care, Biotechnology)	(68,409)	(285,950)
AMC Entertainment Holdings, Inc. Class A (Communication services, Entertainment)	(321,065)	(940,720)
Applied Digital Corp. (Information technology, IT services)	(25,228)	(68,242)
Boeing Co. (Industrials, Aerospace & defense)	(7,258)	(1,218,183)
Cassava Sciences, Inc. (Health care, Pharmaceuticals)	(28,130)	(623,080)
Certara, Inc. (Health care, Health care technology)	(100,592)	(1,721,129)
ChargePoint Holdings, Inc. (Industrials, Electrical equipment)	(488,855)	(650,177)
Clear Channel Outdoor Holdings, Inc. (Communication services, Media)	(408,381)	(567,650)
Community Health Systems, Inc. (Health care, Health care providers & services)	(286,708)	(946,136)
Enovix Corp. (Industrials, Electrical equipment)	(57,956)	(362,805)
Exact Sciences Corp. (Health care, Biotechnology)	(1,667)	(98,936)
Freeport-McMoRan, Inc. (Materials, Metals & mining)	(45,181)	(2,256,339)
Freyr Battery, Inc. (Industrials, Electrical equipment)	(95,888)	(158,215)
FuelCell Energy, Inc. (Industrials, Electrical equipment)	(1,329,222)	(1,233,252)
Globalstar, Inc. (Communication services, Diversified telecommunication services)	(74,457)	(96,050)
Joby Aviation, Inc. (Industrials, Passenger airlines)	(192,306)	(971,145)
Kura Sushi USA, Inc. Class A (Consumer discretionary, Hotels, restaurants & leisure)	(653)	(71,882)
Lattice Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)	(7,108)	(487,609)
Lemonade, Inc. (Financials, Insurance)	(18,549)	(319,599)
Luminar Technologies, Inc. (Consumer discretionary, Automobile components)	(588,058)	(864,445)
MicroVision, Inc. (Information technology, Electronic equipment, instruments & components)	(716,653)	(1,039,147)
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 17

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
United States(continued)
Moderna, Inc. (Health care, Biotechnology)	(50,274)	$(5,545,725)
MongoDB, Inc. (Information technology, IT services)	(1,507)	(550,326)
MP Materials Corp. (Materials, Metals & mining)	(38,208)	(611,328)
NextDecade Corp. (Energy, Oil, gas & consumable fuels)	(366,331)	(2,351,845)
Nikola Corp. (Industrials, Machinery)	(99,177)	(61,549)
Pliant Therapeutics, Inc. (Health care, Pharmaceuticals)	(49,266)	(582,324)
PureCycle Technologies, Inc. (Materials, Chemicals)	(171,326)	(800,092)
QuantumScape Corp. (Consumer discretionary, Automobile components)	(344,950)	(1,869,629)
Redfin Corp. (Real estate, Real estate management & development)	(304,571)	(1,708,643)
Revance Therapeutics, Inc. (Health care, Pharmaceuticals)	(187,328)	(676,254)
Rivian Automotive, Inc. Class A (Consumer discretionary, Automobiles)	(356,850)	(3,175,965)
Roblox Corp. Class A (Communication services, Entertainment)	(86,870)	(3,089,097)
Seritage Growth Properties Class A (Real estate, Real estate management & development)	(30,131)	(281,424)
Solid Power, Inc. (Consumer discretionary, Automobile components)	(175,578)	(296,727)
Syndax Pharmaceuticals, Inc. (Health care, Biotechnology)	(15,761)	(333,030)
Targa Resources Corp. (Energy, Oil, gas & consumable fuels)	(23,844)	(2,719,647)
Tellurian, Inc. (Energy, Oil, gas & consumable fuels)	(140,022)	(60,223)
Toast, Inc. Class A (Financials, Financial services)	(208,340)	(4,923,074)
Trade Desk, Inc. Class A (Communication services, Media)	(59,075)	(4,894,364)
Triumph Group, Inc. (Industrials, Aerospace & defense)	(127,990)	(1,709,946)
Unity Software, Inc. (Information technology, Software)	(111,798)	(2,713,338)
Upstart Holdings, Inc. (Financials, Consumer finance)	(70,381)	(1,557,532)
Virgin Galactic Holdings, Inc. (Industrials, Aerospace & defense)	(344,439)	(299,696)
Wynn Resorts Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	(21,551)	(1,975,149)
(58,188,893)
Total common stocks (Cost $(162,250,172))		(145,122,170)

		Dividend rate
Preferred stocks: (0.09)%
Germany: (0.09)%
Dr Ing hc F Porsche AG (Consumer discretionary, Automobiles)144A		1.08	(4,785)	(425,991)
Total preferred stocks (Cost $(482,511))				(425,991)
Total securities sold short (Proceeds $(162,732,683))	(30.00)%			(145,548,161)
Other assets and liabilities, net	19.86			96,372,628
Total net assets	100.00%			$485,182,819

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for securities sold short.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Global Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$29,550,411	$111,071,693	$(87,563,158)	$0	$0	$53,058,946	53,058,946	$1,262,752
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 19

Statement of assets and liabilities—April 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $453,107,268)	$481,299,406
Investments in affiliated securities, at value (cost $53,058,946)	53,058,946
Cash deposited with brokers for securities sold short	149,375,285
Foreign currency, at value (cost $700,725)	694,553
Receivable for dividends	2,554,531
Receivable for Fund shares sold	133,739
Prepaid expenses and other assets	498,226
Total assets	687,614,686
Liabilities
Securities sold short, at value (proceeds $162,732,683)	145,548,161
Payable for borrowing on margin loan	55,509,018
Management fee payable	477,949
Payable for dividends on securities sold short	453,278
Payable for interest expense on margin loan	191,083
Payable for Fund shares redeemed	188,410
Administration fees payable	47,205
Distribution fees payable	202
Accrued expenses and other liabilities	16,561
Total liabilities	202,431,867
Total net assets	$485,182,819
Net assets consist of
Paid-in capital	$447,339,258
Total distributable earnings	37,843,561
Total net assets	$485,182,819
Computation of net asset value and offering price per share
Net assets–Class A	$3,932,721
Shares outstanding–Class A1	324,964
Net asset value per share–Class A	$12.10
Maximum offering price per share – Class A2	$12.84
Net assets–Class C	$27,157
Shares outstanding–Class C1	2,262
Net asset value per share–Class C	$12.01
Net assets–Class R6	$426,038,755
Shares outstanding–Class R6[1]	34,677,763
Net asset value per share–Class R6	$12.29
Net assets–Institutional Class	$55,184,186
Shares outstanding–Institutional Class[1]	4,506,272
Net asset value per share–Institutional Class	$12.25
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Global Long/Short Equity Fund

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $274,373)	$7,043,760
Interest and rebate income	1,802,807
Income from affiliated securities	1,262,752
Total investment income	10,109,319
Expenses
Management fee	3,057,923
Administration fees
Class A	3,878
Class C	26
Class R6	64,189
Institutional Class	37,334
Shareholder servicing fees
Class A	4,847
Class C	33
Distribution fees
Class C	8
Custody and accounting fees	37,232
Professional fees	66,836
Registration fees	31,581
Shareholder report expenses	22,880
Trustees’ fees and expenses	12,630
Interest expense	1,104,525
Dividends on securities sold short	914,312
Other fees and expenses	7,098
Total expenses	5,365,332
Less: Fee waivers and/or expense reimbursements
Fund-level	(129,323)
Net expenses	5,236,009
Net investment income	4,873,310
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	22,565,963
Securities sold short	(8,196,406)
Foreign currency and foreign currency translations	100,796
Net realized gains on investments	14,470,353
Net change in unrealized gains (losses) on
Unaffiliated securities	48,073,559
Securities sold short	(10,029,383)
Foreign currency and foreign currency translations	(11,867)
Net change in unrealized gains (losses) on investments	38,032,309
Net realized and unrealized gains (losses) on investments	52,502,662
Net increase in net assets resulting from operations	$57,375,972
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)		Year ended October 31, 2023
Operations
Net investment income		$4,873,310		$10,793,905
Net realized gains on investments		14,470,353		18,758,458
Net change in unrealized gains (losses) on investments		38,032,309		(16,776,861)
Net increase in net assets resulting from operations		57,375,972		12,775,502
Distributions to shareholders from
Net investment income and net realized gains
Class A		(101,654)		(19,120)
Class C		(636)		(230)[1]
Class R6		(13,046,660)		(4,744,297)
Institutional Class		(1,660,413)		(1,036,937)
Total distributions to shareholders		(14,809,363)		(5,800,584)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	20,273	248,833	41,544	442,978
Class C	0	0	2,185 [1]	25,000 [1]
Class R6	663,685	7,895,956	6,264,449	71,754,111
Institutional Class	128,381	1,532,573	842,807	9,696,802
		9,677,362		81,918,891
Reinvestment of distributions
Class A	8,683	99,077	1,632	18,691
Class C	57	636	20 [1]	230 [1]
Class R6	750,265	8,680,562	266,669	3,096,026
Institutional Class	129,453	1,493,882	78,752	911,156
		10,274,157		4,026,103
Payment for shares redeemed
Class A	(41,282)	(486,877)	(258,650)	(2,915,835)
Class R6	(4,088,417)	(48,555,192)	(12,392,169)	(141,590,647)
Institutional Class	(1,063,150)	(12,610,059)	(6,688,345)	(76,410,498)
		(61,652,128)		(220,916,980)
Net decrease in net assets resulting from capital share transactions		(41,700,609)		(134,971,986)
Total increase (decrease) in net assets		866,000		(127,997,068)
Net assets
Beginning of period		484,316,819		612,313,887
End of period		$485,182,819		$484,316,819
1 For the period from December 16, 2022 (commencement of class operations) to October 31, 2023
The accompanying notes are an integral part of these financial statements.
22 | Allspring Global Long/Short Equity Fund

Statement of cash flows—six months ended April 30, 2024 (unaudited)
Statement of cash flows
Cash flows from operating activities
Net increase in net assets resulting from operations	$57,375,972
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchases of long-term securities	(519,904,729)
Proceeds from the sales of long-term securities	597,101,354
Proceeds from securities sold short	256,354,114
Purchases to cover short securities	(271,408,379)
Purchases and sales of short-term securities, net	(23,508,535)
Decrease in receivable for dividends	228,002
Increase in prepaid expenses and other assets	(66,846)
Decrease in trustees’ fees and expenses payable	(2,760)
Decrease in management fee payable	(24,295)
Decrease in administration fee payable	(1,235)
Increase in distribution fees payable	7
Increase in payable for dividends on securities sold short	254,379
Increase in payable for interest expense on margin loan	29,515
Decrease in accrued expenses and other liabilities	(104,085)
Proceeds from foreign currency transactions	88,929
Net realized gains on unaffiliated securities	(22,565,963)
Net realized losses on securities sold short	8,196,406
Net realized gains on foreign currency and foreign currency translations	(100,796)
Net change in unrealized gains (losses) on unaffiliated securities	(48,073,559)
Net change in unrealized gains (losses) on securities sold short	10,029,383
Net change in unrealized gain (losses) on foreign currency and foreign currency translations	11,867
Net cash provided by operating activities	43,908,746
Cash flows from financing activities
Increase in margin loan borrowings, net	19,079,357
Proceeds from shares sold	9,634,054
Cost of shares redeemed	(63,294,629)
Cash distributions paid	(4,535,206)
Net cash used in financing activities	(39,116,424)
Net increase in cash	4,792,322
Cash (including foreign currency)
Beginning of period	145,277,516
End of period	$150,069,838
Supplemental cash disclosure
Cash paid for dividends on securities sold short	$659,933
Cash paid for interest expense	1,075,010
Supplemental non-cash financing disclosure
Reinvestment of dividends	$10,274,157
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 23

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class A		2023[1,2]	2022[2]	2021[2]	2020[2]	2019[2]
Net asset value, beginning of period	$11.08	$10.96	$12.06	$11.21	$10.98	$11.32
Net investment income (loss)	0.09 [3]	0.16 [3]	0.02 [3]	(0.11)[3]	(0.09)[3]	0.01 [3]
Net realized and unrealized gains (losses) on investments	1.54	0.00 [4]	(0.75)	0.96	0.32	(0.02)
Total from investment operations	1.63	0.16	(0.73)	0.85	0.23	(0.01)
Distributions to shareholders from
Net investment income	(0.61)	(0.04)	0.00	0.00	0.00	0.00
Net realized gains	0.00	0.00	(0.37)	0.00	0.00	(0.33)
Total distributions to shareholders	(0.61)	(0.04)	(0.37)	0.00	0.00	(0.33)
Net asset value, end of period	$12.10	$11.08	$10.96	$12.06	$11.21	$10.98
Total return[5]	12.11%	1.42%	(6.32)%	7.58%	2.09%	0.06%
Ratios to average net assets (annualized)
Gross expenses*	2.60%	2.69%	2.34%	2.77%	2.72%	2.74%
Net expenses*	2.55%	2.63%	2.31%	2.75%	2.67%	2.71%
Net investment income (loss)*	1.59%	1.44%	0.14%	(0.96)%	(0.86)%	0.06%
Supplemental data
Portfolio turnover rate	146%	395%	464%	437%	403%	220%
Net assets, end of period (000s omitted)	$3,933	$3,736	$6,059	$9,593	$11,967	$29,320

*	Ratios include dividends on securities sold short and interest expense as follows:

Six months ended April 30, 2024 (unaudited)	0.82%
Year ended October 31, 2023[1]	0.91%[2]
Year ended October 31, 2022	0.52%
Year ended October 31, 2021	0.96%
Year ended October 31, 2020	0.88%
Year ended October 31, 2019	0.92%

[1]	For the year ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
[2]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity Fund Investor Class.

[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Global Long/Short Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class C		2023[1]
Net asset value, beginning of period	$10.98	$11.44
Net investment income	0.09 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	1.23	(0.48)
Total from investment operations	1.32	(0.35)
Distributions to shareholders from
Net investment income	(0.29)	(0.11)
Net asset value, end of period	$12.01	$10.98
Total return[3]	12.16%	(3.13)%
Ratios to average net assets (annualized)
Gross expenses*	2.67%	3.03%
Net expenses*	2.67%	3.00%
Net investment income*	1.46%	1.33%
Supplemental data
Portfolio turnover rate	146%	395%
Net assets, end of period (000s omitted)	$27	$24

*	Ratios include dividends on securities sold short and interest expense as follows:

Six months ended April 30, 2024 (unaudited)	0.82
Year ended October 31, 2023[1]	0.91

[1]	For the period from December 16, 2022 (commencement of class operations) to October 31, 2023
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class R6		2023[1,2]	2022[2]	2021[2]	2020[2]	2019[2]
Net asset value, beginning of period	$11.27	$11.18	$12.24	$11.34	$11.10	$11.39
Net investment income (loss)	0.12 [3]	0.22 [3]	0.07 [3]	(0.07)[3]	(0.05)[3]	0.05 [3]
Net realized and unrealized gains (losses) on investments	1.26	(0.02)	(0.76)	0.97	0.33	(0.01)
Total from investment operations	1.38	0.20	(0.69)	0.90	0.28	0.04
Distributions to shareholders from
Net investment income	(0.36)	(0.11)	0.00	0.00	(0.04)	0.00
Net realized gains	0.00	0.00	(0.37)	0.00	0.00	(0.33)
Total distributions to shareholders	(0.36)	(0.11)	(0.37)	0.00	(0.04)	(0.33)
Net asset value, end of period	$12.29	$11.27	$11.18	$12.24	$11.34	$11.10
Total return[4]	12.45%	1.77%	(5.89)%	7.94%	2.54%	0.51%
Ratios to average net assets (annualized)
Gross expenses*	2.18%	2.29%	1.94%	2.37%	2.32%	2.34%
Net expenses*	2.13%	2.22%	1.91%	2.35%	2.27%	2.31%
Net investment income (loss)*	2.01%	1.90%	0.55%	(0.56)%	(0.46)%	0.46%
Supplemental data
Portfolio turnover rate	146%	395%	464%	437%	403%	220%
Net assets, end of period (000s omitted)	$426,039	$420,946	$482,971	$504,335	$480,370	$510,403

*	Ratios include dividends on securities sold short and interest expense as follows:

Six months ended April 30, 2024 (unaudited)	0.82%
Year ended October 31, 2023[1]	0.91%[2]
Year ended October 31, 2022	0.52%
Year ended October 31, 2021	0.96%
Year ended October 31, 2020	0.88%
Year ended October 31, 2019	0.92%

[1]	For the year ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
[2]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity Fund Class Y.

[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Global Long/Short Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Institutional Class		2023[1,2]	2022[2]	2021[2]	2020[2]	2019[2]
Net asset value, beginning of period	$11.22	$11.13	$12.20	$11.30	$11.07	$11.37
Net investment income (loss)	0.11 [3]	0.20 [3]	0.06 [3]	(0.07)[3]	(0.06)[3]	0.04 [3]
Net realized and unrealized gains (losses) on investments	1.26	(0.01)	(0.76)	0.97	0.32	(0.01)
Total from investment operations	1.37	0.19	0.70	0.90	0.26	0.03
Distributions to shareholders from
Net investment income	(0.34)	(0.10)	0.00	0.00	(0.03)	0.00
Net realized gains	0.00	0.00	(0.37)	0.00	0.00	(0.33)
Total distributions to shareholders	(0.34)	(0.10)	(0.37)	0.00	(0.03)	(0.33)
Net asset value, end of period	$12.25	$11.22	$11.13	$12.20	$11.30	$11.07
Total return[4]	12.42%	1.66%	(6.00)%	7.96%	2.38%	0.42%
Ratios to average net assets (annualized)
Gross expenses*	2.27%	2.36%	2.02%	2.41%	2.41%	2.42%
Net expenses*	2.22%	2.29%	1.99%	2.39%	2.36%	2.39%
Net investment income (loss)*	1.91%	1.72%	0.47%	(0.60)%	(0.55)%	0.38%
Supplemental data
Portfolio turnover rate	146%	395%	464%	437%	403%	220%
Net assets, end of period (000s omitted)	$55,184	$59,611	$123,283	$170,553	$204,510	$332,247

*	Ratios include dividends on securities sold short and interest expense as follows:

Six months ended April 30, 2024 (unaudited)	0.82%
Year ended October 31, 2023[1]	0.91%[2]
Year ended October 31, 2022	0.52%
Year ended October 31, 2021	0.96%
Year ended October 31, 2020	0.88%
Year ended October 31, 2019	0.92%

[1]	For the year ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
[2]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Global Long/Short Equity Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Global Long/Short Equity Fund Class I.

[3]	Calculated based upon average shares outstanding
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Global Long/Short Equity Fund | 27

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Global Long/Short Equity Fund (the “Fund”) which is a diversified series of the Trust.
After the close of business on December 16, 2022, the net assets of 361 Global Long/Short Equity Fund (the “Predecessor Fund”) were acquired by the Fund, which was created to receive the net assets of the Predecessor Fund, in an exchange for shares of the Fund. Investor Class, Class Y and Class I shares of the Predecessor Fund received Class A, Class R6 and Institutional Class shares, respectively, of the Fund in the transaction. Since the Predecessor Fund contributed all of the net assets and shareholders to the newly created Allspring fund, the accounting and performance history of the Predecessor Fund has been carried forward in the financial statements contained herein.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
28 | Allspring Global Long/Short Equity Fund

Notes to financial statements (unaudited)
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss.  Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2024, the aggregate cost of all investments for federal income tax purposes was $349,120,890 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$71,233,240
Gross unrealized losses	(31,543,939)
Net unrealized gains	$39,689,301
As of October 31, 2023, the Fund had capital loss carryforwards which consisted of $18,699,103 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income and expense, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Global Long/Short Equity Fund | 29

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
30 | Allspring Global Long/Short Equity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$21,147,977	$0	$21,147,977
Austria	0	1,110,295	0	1,110,295
Canada	18,925,672	0	0	18,925,672
Denmark	0	15,211,017	0	15,211,017
France	0	5,107,716	0	5,107,716
Germany	0	10,239,947	0	10,239,947
Hong Kong	955,413	4,458,775	0	5,414,188
Ireland	1,234,443	0	0	1,234,443
Italy	0	3,112,793	0	3,112,793
Japan	0	52,143,709	0	52,143,709
Netherlands	728,540	2,030,262	0	2,758,802
Norway	0	405,553	0	405,553
Portugal	0	386,358	0	386,358
Singapore	1,644,442	5,192,655	0	6,837,097
Sweden	0	2,138,221	0	2,138,221
Switzerland	88,023	5,395,139	0	5,483,162
United Kingdom	2,023,650	41,395,979	0	43,419,629
United States	281,491,851	0	0	281,491,851
Preferred stocks
Germany	0	4,730,976	0	4,730,976
Warrants
Canada	0	0	0	0
Short-term investments
Investment companies	53,058,946	0	0	53,058,946
Total assets	$360,150,980	$174,207,372	$0	$534,358,352
Liabilities
Securities sold short
Common stocks
Australia	$0	$5,643,023	$0	$5,643,023
Canada	13,843,259	0	0	13,843,259
France	0	2,146,563	0	2,146,563
Germany	0	625,487	0	625,487
Italy	0	4,014,091	0	4,014,091
Japan	0	20,507,495	0	20,507,495
Netherlands	0	11,263,418	0	11,263,418
Norway	0	56,731	0	56,731
Sweden	0	11,445,087	0	11,445,087
Switzerland	0	2,805,352	0	2,805,352
United Kingdom	761,164	13,821,607	0	14,582,771
United States	58,188,893	0	0	58,188,893
Preferred stocks
Germany	0	425,991	0	425,991
Total liabilities	$72,793,316	$72,754,845	$0	$145,548,161
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Global Long/Short Equity Fund | 31

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.250%
Next $4 billion	1.225
Over $5 billion	1.200
For the six months ended April 30, 2024, the management fee was equivalent to an annual rate of 1.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.8125% and declining to 0.625% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2024, excluding expenses from dividends on securities sold short and interest expense, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.72%
Class C	2.47
Class R6	1.30
Institutional Class	1.40
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
32 | Allspring Global Long/Short Equity Fund

Notes to financial statements (unaudited)
from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended April 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2024 were $722,284,460 and $799,492,772, respectively.
6.
BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund. For the six months ended April 30, 2024, there were no borrowings by the Fund under this agreement.
In an agreement with a prime broker, the Fund purchased or borrowed securities on margin and was charged interest based on a borrowing rate equal to the Federal Funds rate plus a spread.  During the six months ended April 30, 2024, the Fund had average borrowings outstanding of $52,839,440 at a rate of 4.20% and recorded interest in the amount of $1,104,525, which represents 0.45% of its average daily net assets.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Global Long/Short Equity Fund | 33

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34 | Allspring Global Long/Short Equity Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 99 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information*. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018***
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
*** Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
*
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Global Long/Short Equity Fund | 35

Other information (unaudited)
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019***
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
***  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

36 | Allspring Global Long/Short Equity Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Global Long/Short Equity Fund | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05022024-7cfrpjw6 06-24
SAR4340 04-24

Allspring International Equity Fund
Semi-Annual Report
April 30, 2024

The views expressed and any forward-looking statements are as of April 30, 2024, unless otherwise noted, and are those of the portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring International Equity Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring International Equity Fund for the six-month period that ended April 30, 2024. Globally, stocks and bonds had strongly positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 20.98%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 17.69% while the MSCI EM Index (Net) (USD),3 returned 15.40%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 advanced 4.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 3.92%, the Bloomberg Municipal Bond Index6 returned 7.06%, and the ICE BofA U.S. High Yield Index7 gained 8.94%.
Investors remained focused on central bank monetary policies.
As the six-month period began in November, the market mood brightened as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and the eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by close to 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring International Equity Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by hints of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the annual Consumer Price Index1 (CPI) in January. However, that resilience helped tone down expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation curbed expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side, expectations on the timing of an initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by fiscal period-end.
Markets retreated broadly in April as U.S. annual inflation continued to resist monetary policy efforts and expectations for its downward trajectory, with an April CPI reading of 3.4%. The timing of a Fed initial rate cut came into greater question in April. Not only was there less confidence regarding when a first cut would take place but also whether any rate reductions would occur at all in 2024. Market expectations continued to recede to a possible September Fed first cut. Meanwhile, eurozone annual inflation held steady in April at 2.4%. Developed market stocks and fixed income securities of all types were in the red for April.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring International Equity Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring International Equity Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Jonathan Drexel, CFA, Paige Henderson, CFA, CFP

Average annual total returns (%) as of April 30, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFEAX)	1-20-1998	3.39	2.36	3.09	9.70	3.58	3.70	1.45	1.15
Class C (WFEFX)	3-6-1998	7.82	2.79	3.08	8.82	2.79	3.08	2.20	1.90
Class R6 (WFEHX)[3]	9-30-2015	–	–	–	10.04	3.91	4.00	1.03	0.80
Administrator Class (WFEDX)	7-16-2010	–	–	–	9.62	3.57	3.70	1.38	1.15
Institutional Class (WFENX)	3-9-1998	–	–	–	10.00	3.88	3.98	1.13	0.85
MSCI ACWI ex USA Index (Net)[4]	–	–	–	–	9.32	5.03	3.93	–	–
MSCI EAFE Index (Net)[5]	–	–	–	–	9.28	6.18	4.38	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.14% for Class A, 1.89% for Class C, 0.79% for Class R6, 1.14% for Administrator Class and 0.84% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[5]
The MSCI Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring International Equity Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of April 30, 2024[1]
BAE Systems PLC	3.35
AstraZeneca PLC	2.94
Vinci SA	2.91
Toyota Motor Corp.	2.89
Nestle SA	2.66
ING Groep NV	2.64
AXA SA	2.62
Airbus SE	2.56
Deutsche Boerse AG	2.55
Veolia Environnement SA	2.54

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2024[1]

74%
Europe
13%
Japan
6%
North America
4%
Asia/Pacific ex-Japan
1%
Africa/Middle East
2%
Other

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring International Equity Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2023	Ending account value 4-30-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,149.62	$6.09	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.72	1.14%
Class C
Actual	$1,000.00	$1,145.32	$10.08	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.47	$9.47	1.89%
Class R6
Actual	$1,000.00	$1,151.33	$4.23	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$3.97	0.79%
Administrator Class
Actual	$1,000.00	$1,150.18	$6.09	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.72	1.14%
Institutional Class
Actual	$1,000.00	$1,151.46	$4.49	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.22	0.84%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring International Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.69%
Canada: 3.61%
Restaurant Brands International, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	74,157	$5,624,809
TC Energy Corp. (Energy, Oil, gas & consumable fuels)	96,125	3,446,081
		9,070,890
Denmark: 1.55%
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	30,364	3,893,946
Finland: 2.04%
Nordea Bank Abp Helsinki Stock Exchange (Financials, Banks)	438,658	5,140,307
France: 20.98%
Air Liquide SA (Materials, Chemicals)	22,652	4,430,248
AXA SA (Financials, Insurance)	190,735	6,590,195
Capgemini SE (Information technology, IT services)	15,912	3,344,400
L’Oreal SA (Consumer staples, Personal care products)	10,076	4,724,164
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	6,644	5,457,621
Sanofi SA (Health care, Pharmaceuticals)	52,038	5,140,993
Schneider Electric SE (Industrials, Electrical equipment)	14,644	3,339,028
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	83,222	6,041,814
Veolia Environnement SA (Utilities, Multi-utilities)	205,385	6,384,946
Vinci SA (Industrials, Construction & engineering)	62,389	7,310,500
		52,763,909
Germany: 15.16%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	25,956	6,254,958
Allianz SE (Financials, Insurance)	12,540	3,558,664
Deutsche Boerse AG (Financials, Capital markets)	33,236	6,407,633
Deutsche Post AG (Industrials, Air freight & logistics)	140,581	5,886,116
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	181,687	4,161,643
SAP SE (Information technology, Software)	31,568	5,700,143
Siemens AG (Industrials, Industrial conglomerates)	32,801	6,144,726
		38,113,883
Hong Kong: 1.53%
AIA Group Ltd. (Financials, Insurance)	523,800	3,836,496
Israel: 0.77%
Check Point Software Technologies Ltd. (Information technology, Software)†	12,990	1,940,966
Japan: 12.22%
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	83,700	2,863,290
Nintendo Co. Ltd. (Communication services, Entertainment)	81,100	3,955,163
ORIX Corp. (Financials, Financial services)	191,900	3,927,312
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	349,000	4,509,497
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	86,100	4,890,805
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 9

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Japan(continued)
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	15,200	$3,334,055
Toyota Motor Corp. (Consumer discretionary, Automobiles)	318,200	7,257,689
		30,737,811
Netherlands: 6.17%
Airbus SE (Industrials, Aerospace & defense)	39,060	6,427,625
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	2,789	2,433,319
ING Groep NV (Financials, Banks)	420,475	6,647,821
		15,508,765
South Korea: 2.22%
Samsung Electronics Co. Ltd. GDR (Information technology, Technology hardware, storage & peripherals)	4,008	5,592,985
Switzerland: 7.51%
Nestle SA (Consumer staples, Food products)	66,514	6,678,016
Novartis AG (Health care, Pharmaceuticals)	62,713	6,086,765
Roche Holding AG (Health care, Pharmaceuticals)	15,116	3,622,008
TE Connectivity Ltd. (Information technology, Electronic equipment, instruments & components)	17,693	2,503,206
		18,889,995
United Kingdom: 20.12%
AstraZeneca PLC (Health care, Pharmaceuticals)	48,897	7,395,616
BAE Systems PLC (Industrials, Aerospace & defense)	507,159	8,435,179
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	65,110	4,689,222
Diageo PLC (Consumer staples, Beverages)	172,152	5,949,517
National Grid PLC (Utilities, Multi-utilities)	225,246	2,954,586
Rio Tinto PLC (Materials, Metals & mining)	93,347	6,315,926
Shell PLC (Energy, Oil, gas & consumable fuels)	127,503	4,532,553
Smith & Nephew PLC (Health care, Health care equipment & supplies)	340,889	4,130,090
Unilever PLC London Stock Exchange (Consumer staples, Personal care products)	119,661	6,190,160
		50,592,849
United States: 0.81%
EOG Resources, Inc. (Energy, Oil, gas & consumable fuels)	15,456	2,042,201
Total common stocks (Cost $206,855,854)		238,125,003
Investment companies: 2.23%
United States: 2.23%
iShares MSCI EAFE ETF	72,482	5,600,684
Total investment companies (Cost $5,242,666)		5,600,684
The accompanying notes are an integral part of these financial statements.
10 | Allspring International Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.67%
Investment companies: 1.67%
Allspring Government Money Market Fund Select Class♠∞		5.23%	4,196,726	$4,196,726
Total short-term investments (Cost $4,196,726)				4,196,726
Total investments in securities (Cost $216,295,246)	98.59%			247,922,413
Other assets and liabilities, net	1.41			3,558,115
Total net assets	100.00%			$251,480,528

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,094,072	$37,977,219	$(36,874,565)	$0	$0	$4,196,726	4,196,726	$117,782
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 11

Statement of assets and liabilities—April 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $212,098,520)	$243,725,687
Investments in affiliated securities, at value (cost $4,196,726)	4,196,726
Cash	57,143
Foreign currency, at value (cost $753,424)	749,979
Receivable for dividends	3,304,672
Receivable for Fund shares sold	98,758
Total assets	252,132,965
Liabilities
Payable for Fund shares redeemed	267,619
Management fee payable	115,553
Professional fees payable	47,829
Custody and accounting fees payable	32,733
Administration fees payable	31,700
Distribution fees payable	816
Accrued expenses and other liabilities	156,187
Total liabilities	652,437
Total net assets	$251,480,528
Net assets consist of
Paid-in capital	$304,829,453
Total distributable loss	(53,348,925)
Total net assets	$251,480,528
Computation of net asset value and offering price per share
Net assets–Class A	$116,630,249
Shares outstanding–Class A1	8,951,076
Net asset value per share–Class A	$13.03
Maximum offering price per share – Class A2	$13.82
Net assets–Class C	$1,316,941
Shares outstanding–Class C1	101,590
Net asset value per share–Class C	$12.96
Net assets–Class R6	$26,182,449
Shares outstanding–Class R6[1]	2,036,767
Net asset value per share–Class R6	$12.85
Net assets–Administrator Class	$8,086,607
Shares outstanding–Administrator Class[1]	632,198
Net asset value per share–Administrator Class	$12.79
Net assets–Institutional Class	$99,264,282
Shares outstanding–Institutional Class[1]	7,711,028
Net asset value per share–Institutional Class	$12.87
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring International Equity Fund

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $505,699)	$4,116,090
Income from affiliated securities	117,782
Interest	8,127
Total investment income	4,241,999
Expenses
Management fee	1,015,398
Administration fees
Class A	117,909
Class C	1,539
Class R6	3,888
Administrator Class	5,340
Institutional Class	65,172
Shareholder servicing fees
Class A	147,386
Class C	1,905
Administrator Class	10,237
Distribution fees
Class C	5,716
Custody and accounting fees	9,513
Professional fees	34,028
Registration fees	100,688
Shareholder report expenses	19,056
Trustees’ fees and expenses	12,033
Other fees and expenses	7,030
Total expenses	1,556,838
Less: Fee waivers and/or expense reimbursements
Fund-level	(229,121)
Class A	(43,430)
Class C	(476)
Institutional Class	(26,857)
Net expenses	1,256,954
Net investment income	2,985,045
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	10,000,668
Foreign currency and foreign currency translations	85,964
Net realized gains on investments	10,086,632
Net change in unrealized gains (losses) on
Unaffiliated securities	23,142,599
Foreign currency and foreign currency translations	(44,704)
Net change in unrealized gains (losses) on investments	23,097,895
Net realized and unrealized gains (losses) on investments	33,184,527
Net increase in net assets resulting from operations	$36,169,572
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)		Year ended October 31, 2023
Operations
Net investment income		$2,985,045		$6,296,075
Net realized gains on investments		10,086,632		7,723,195
Net change in unrealized gains (losses) on investments		23,097,895		35,035,399
Net increase in net assets resulting from operations		36,169,572		49,054,669
Distributions to shareholders from
Net investment income and net realized gains
Class A		(911,708)		(1,968,447)
Class C		(4,848)		(20,285)
Class R		N/A		(338)[1]
Class R6		(256,870)		(806,843)
Administrator Class		(68,040)		(146,702)
Institutional Class		(929,379)		(2,478,449)
Total distributions to shareholders		(2,170,845)		(5,421,064)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	160,317	2,036,034	687,699	8,275,452
Class C	844	10,574	8,623	103,233
Class R	N/A	N/A	1,796 [1]	21,766 [1]
Class R6	37,996	479,453	162,362	1,878,219
Administrator Class	9,280	120,695	2,724	31,421
Institutional Class	509,023	6,405,863	2,287,400	27,318,093
		9,052,619		37,628,184
Reinvestment of distributions
Class A	68,303	880,686	159,900	1,907,489
Class C	377	4,793	1,637	19,566
Class R	N/A	N/A	27 [1]	319 [1]
Class R6	8,458	107,721	21,784	255,898
Administrator Class	5,312	67,265	12,377	144,944
Institutional Class	71,706	914,350	205,449	2,417,802
		1,974,815		4,746,018
Payment for shares redeemed
Class A	(996,638)	(12,669,457)	(2,779,727)	(33,500,520)
Class C	(69,394)	(859,035)	(173,411)	(2,053,907)
Class R	N/A	N/A	(2,179)[1]	(25,637)[1]
Class R6	(90,004)	(1,164,743)	(2,375,424)	(28,330,065)
Administrator Class	(87,441)	(1,085,167)	(186,919)	(2,208,268)
Institutional Class	(3,607,770)	(42,994,918)	(4,633,013)	(53,927,952)
		(58,773,320)		(120,046,349)
1 For the period from November 1, 2022 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
14 | Allspring International Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)		Year ended October 31, 2023
	Shares		Shares
Share conversions
Class A	0	$0	28,598 [2]	$354,077 [2]
Class R	N/A	N/A	(27,860)[2]	(354,077)[2]
		0		0
Net decrease in net assets resulting from capital share transactions		(47,745,886)		(77,672,147)
Total decrease in net assets		(13,747,159)		(34,038,542)
Net assets
Beginning of period		265,227,687		299,266,229
End of period		$251,480,528		$265,227,687
2  For the period from November 1, 2022 to June 16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.41	$10.04	$13.34	$10.43	$11.38	$11.81
Net investment income	0.14 [1]	0.22 [1]	0.16	0.23 [1]	0.12	0.24 [1]
Net realized and unrealized gains (losses) on investments	1.58	1.34	(3.17)	2.89	(0.97)	(0.16)
Total from investment operations	1.72	1.56	(3.01)	3.12	(0.85)	0.08
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.27)	(0.21)	(0.10)	(0.51)
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00	0.00
Total distributions to shareholders	(0.10)	(0.19)	(0.29)	(0.21)	(0.10)	(0.51)
Net asset value, end of period	$13.03	$11.41	$10.04	$13.34	$10.43	$11.38
Total return[2]	14.96%	15.53%	(22.84)%	29.92%	(7.54)%	0.93%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.45%	1.40%	1.36%	1.48%	1.45%
Net expenses	1.14%	1.12%	1.13%	1.13%	1.13%	1.14%
Net investment income	2.21%	1.82%	1.50%	1.73%	1.12%	2.13%
Supplemental data
Portfolio turnover rate	32%	126%	58%	95%	73%	49%
Net assets, end of period (000s omitted)	$116,630	$110,902	$116,735	$170,419	$62,800	$81,110

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.34	$9.99	$13.22	$10.31	$11.28	$11.57
Net investment income	0.08 [1]	0.12 [1]	0.09 [1]	0.09 [1]	0.03 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	1.58	1.32	(3.17)	2.89	(0.95)	(0.12)
Total from investment operations	1.66	1.44	(3.08)	2.98	(0.92)	0.00
Distributions to shareholders from
Net investment income	(0.04)	(0.09)	(0.13)	(0.07)	(0.05)	(0.29)
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00	0.00
Total distributions to shareholders	(0.04)	(0.09)	(0.15)	(0.07)	(0.05)	(0.29)
Net asset value, end of period	$12.96	$11.34	$9.99	$13.22	$10.31	$11.28
Total return[2]	14.53%	14.51%	(23.38)%	28.94%	(8.22)%	0.16%
Ratios to average net assets (annualized)
Gross expenses	2.13%	2.20%	2.14%	2.12%	2.22%	2.19%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income	1.23%	1.01%	0.76%	0.72%	0.28%	1.07%
Supplemental data
Portfolio turnover rate	32%	126%	58%	95%	73%	49%
Net assets, end of period (000s omitted)	$1,317	$1,926	$3,324	$6,490	$5,794	$10,700

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.26	$9.92	$13.22	$10.36	$11.31	$11.79
Net investment income	0.16 [1]	0.26 [1]	0.22	0.31	0.16	0.35
Net realized and unrealized gains (losses) on investments	1.55	1.31	(3.16)	2.81	(0.96)	(0.23)
Total from investment operations	1.71	1.57	(2.94)	3.12	(0.80)	0.12
Distributions to shareholders from
Net investment income	(0.12)	(0.23)	(0.34)	(0.26)	(0.15)	(0.60)
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00	0.00
Total distributions to shareholders	(0.12)	(0.23)	(0.36)	(0.26)	(0.15)	(0.60)
Net asset value, end of period	$12.85	$11.26	$9.92	$13.22	$10.36	$11.31
Total return[2]	15.13%	15.87%	(22.56)%	30.17%	(7.15)%	1.27%
Ratios to average net assets (annualized)
Gross expenses	0.97%	1.02%	0.97%	0.95%	1.05%	1.01%
Net expenses	0.79%	0.79%	0.79%	0.79%	0.79%	0.81%
Net investment income	2.58%	2.23%	1.83%	1.70%	1.51%	2.23%
Supplemental data
Portfolio turnover rate	32%	126%	58%	95%	73%	49%
Net assets, end of period (000s omitted)	$26,182	$23,429	$42,385	$55,639	$32,011	$36,505

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.21	$9.88	$13.13	$10.28	$11.22	$11.62
Net investment income	0.14 [1]	0.21 [1]	0.18 [1]	0.27 [1]	0.10 [1]	0.23 [1]
Net realized and unrealized gains (losses) on investments	1.54	1.32	(3.14)	2.80	(0.94)	(0.14)
Total from investment operations	1.68	1.53	(2.96)	3.07	(0.84)	0.09
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.27)	(0.22)	(0.10)	(0.49)
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00	0.00
Total distributions to shareholders	(0.10)	(0.20)	(0.29)	(0.22)	(0.10)	(0.49)
Net asset value, end of period	$12.79	$11.21	$9.88	$13.13	$10.28	$11.22
Total return[2]	15.02%	15.36%	(22.81)%	29.87%	(7.54)%	0.98%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.37%	1.32%	1.26%	1.39%	1.36%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	2.19%	1.76%	1.51%	2.06%	0.98%	2.00%
Supplemental data
Portfolio turnover rate	32%	126%	58%	95%	73%	49%
Net assets, end of period (000s omitted)	$8,087	$7,902	$8,662	$14,733	$589	$1,189

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.27	$9.93	$13.22	$10.34	$11.29	$11.76
Net investment income	0.16 [1]	0.24 [1]	0.22 [1]	0.25 [1]	0.14 [1]	0.33
Net realized and unrealized gains (losses) on investments	1.56	1.32	(3.16)	2.88	(0.96)	(0.22)
Total from investment operations	1.72	1.56	(2.94)	3.13	(0.82)	0.11
Distributions to shareholders from
Net investment income	(0.12)	(0.22)	(0.33)	(0.25)	(0.13)	(0.58)
Tax basis return of capital	0.00	0.00	(0.02)	0.00	0.00	0.00
Total distributions to shareholders	(0.12)	(0.22)	(0.35)	(0.25)	(0.13)	(0.58)
Net asset value, end of period	$12.87	$11.27	$9.93	$13.22	$10.34	$11.29
Total return[2]	15.15%	15.75%	(22.56)%	30.30%	(7.28)%	1.19%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.12%	1.07%	1.03%	1.15%	1.11%
Net expenses	0.84%	0.84%	0.84%	0.84%	0.84%	0.86%
Net investment income	2.49%	2.07%	1.79%	1.93%	1.33%	2.27%
Supplemental data
Portfolio turnover rate	32%	126%	58%	95%	73%	49%
Net assets, end of period (000s omitted)	$99,264	$121,069	$127,869	$192,670	$86,052	$150,749

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring International Equity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring International Equity Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on June 16, 2023, Class R shares became Class A shares in a tax-free conversion. Shareholders of Class R received Class A shares at a value equal to the value of their Class R shares immediately prior to the conversion. Class R shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Allspring International Equity Fund | 21

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2024, the aggregate cost of all investments for federal income tax purposes was $218,184,514 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$33,881,812
Gross unrealized losses	(4,143,913)
Net unrealized gains	$29,737,899
As of October 31, 2023, the Fund had capital loss carryforwards which consisted of $30,200,647 in short-term capital losses and $64,967,997 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring International Equity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Canada	$9,070,890	$0	$0	$9,070,890
Denmark	0	3,893,946	0	3,893,946
Finland	0	5,140,307	0	5,140,307
France	0	52,763,909	0	52,763,909
Germany	0	38,113,883	0	38,113,883
Hong Kong	0	3,836,496	0	3,836,496
Israel	1,940,966	0	0	1,940,966
Japan	0	30,737,811	0	30,737,811
Netherlands	2,433,319	13,075,446	0	15,508,765
South Korea	0	5,592,985	0	5,592,985
Switzerland	2,503,206	16,386,789	0	18,889,995
United Kingdom	4,689,222	45,903,627	0	50,592,849
United States	2,042,201	0	0	2,042,201
Investment companies	5,600,684	0	0	5,600,684
Short-term investments
Investment companies	4,196,726	0	0	4,196,726
Total assets	$32,477,214	$215,445,199	$0	$247,922,413
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.800%
Next $1 billion	0.750
Next $2 billion	0.725
Next $1 billion	0.700
Next $5 billion	0.690
Over $10 billion	0.680
For the six months ended April 30, 2024, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring International Equity Fund | 23

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.14%
Class C	1.89
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.84
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2024, Allspring Funds Distributor received $1,744 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2024 were $80,292,877 and $127,044,674, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
24 | Allspring International Equity Fund

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2024,  there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring International Equity Fund | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring International Equity Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 99 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information*. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018***
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
*** Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
*
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring International Equity Fund | 27

Other information (unaudited)
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019***
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
***  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

28 | Allspring International Equity Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring International Equity Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05022024-sopaxxdc 06-24
SAR3311 04-24

Allspring Special Global Small Cap Fund
Semi-Annual Report
April 30, 2024

The views expressed and any forward-looking statements are as of April 30, 2024, unless otherwise noted, and are those of the portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Special Global Small Cap Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Special Global Small Cap Fund for the six-month period that ended April 30, 2024. Globally, stocks and bonds had strongly positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 20.98%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 17.69% while the MSCI EM Index (Net) (USD),3 returned 15.40%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 advanced 4.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 3.92%, the Bloomberg Municipal Bond Index6 returned 7.06%, and the ICE BofA U.S. High Yield Index7 gained 8.94%.
Investors remained focused on central bank monetary policies.
As the six-month period began in November, the market mood brightened as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and the eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by close to 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Special Global Small Cap Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by hints of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the annual Consumer Price Index1 (CPI) in January. However, that resilience helped tone down expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation curbed expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side, expectations on the timing of an initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by fiscal period-end.
Markets retreated broadly in April as U.S. annual inflation continued to resist monetary policy efforts and expectations for its downward trajectory, with an April CPI reading of 3.4%. The timing of a Fed initial rate cut came into greater question in April. Not only was there less confidence regarding when a first cut would take place but also whether any rate reductions would occur at all in 2024. Market expectations continued to recede to a possible September Fed first cut. Meanwhile, eurozone annual inflation held steady in April at 2.4%. Developed market stocks and fixed income securities of all types were in the red for April.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring Special Global Small Cap Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Special Global Small Cap Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Stephen Giggie, CFA, Oleg Makhorine, Brian Martin, CFA, James M. Tringas, CFA, Bryant VanCronkhite, CFA, CPA

Average annual total returns (%) as of April 30, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EKGAX)	3-16-1988	-1.36	2.08	5.00	4.66	3.30	5.63	1.61	1.47
Class C (EKGCX)	2-1-1993	2.88	2.58	5.02	3.88	2.58	5.02	2.36	2.22
Administrator Class (EKGYX)	1-13-1997	–	–	–	4.76	3.43	5.77	1.54	1.40
Institutional Class (EKGIX)	7-30-2010	–	–	–	5.01	3.68	6.03	1.29	1.15
MSCI ACWI (Net)[3]	–	–	–	–	17.46	9.44	8.19	–	–
MSCI World Small Cap Index (Net)[4]	–	–	–	–	10.00	6.11	6.56	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.47% for Class A, 2.22% for Class C, 1.40% for Administrator Class and 1.15% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[4]
The MSCI World Small Cap Index (Net) captures small cap representation across 23 developed markets countries. The index covers approximately 14% of the free float-
adjusted market capitalization in each country. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Special Global Small Cap Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of April 30, 2024[1]
Innospec, Inc.	4.17
Gibraltar Industries, Inc.	3.45
Novanta, Inc.	3.32
CSW Industrials, Inc.	3.11
Spectris PLC	2.60
Ansell Ltd.	2.50
J & J Snack Foods Corp.	2.38
Hanover Insurance Group, Inc.	2.15
Alten SA	2.13
Enovis Corp.	1.92

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Special Global Small Cap Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2023	Ending account value 4-30-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,128.24	$7.78	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.37	1.47%
Class C
Actual	$1,000.00	$1,124.26	$11.73	2.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.82	$11.12	2.22%
Administrator Class
Actual	$1,000.00	$1,128.71	$7.41	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000.00	$1,130.31	$6.09	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.77	1.15%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Special Global Small Cap Fund

Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.48%
Australia: 3.62%
Ansell Ltd. (Health care, Health care equipment & supplies)	210,622	$3,462,855
Bapcor Ltd. (Consumer discretionary, Distributors)	134,853	504,928
Domino’s Pizza Enterprises Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	8,506	214,568
Steadfast Group Ltd. (Financials, Insurance)	229,889	836,663
		5,019,014
Belgium: 1.04%
Barco NV (Information technology, Electronic equipment, instruments & components)	103,449	1,435,148
Canada: 5.47%
ATS Corp. (Industrials, Machinery)†	21,200	697,453
Canadian Western Bank (Financials, Banks)	18,800	360,664
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	29,342	4,592,023
Primo Water Corp. (Consumer staples, Beverages)	102,235	1,927,883
		7,578,023
France: 2.59%
Alten SA (Information technology, IT services)	25,058	2,944,823
Metropole Television SA (Communication services, Media)	45,106	636,980
		3,581,803
Germany: 4.66%
Cancom SE (Information technology, IT services)	27,594	861,652
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	6,357	562,141
Gerresheimer AG (Health care, Life sciences tools & services)	16,262	1,751,368
Krones AG (Industrials, Machinery)	12,411	1,636,165
TAG Immobilien AG (Real estate, Real estate management & development)†	115,715	1,645,197
		6,456,523
Ireland: 0.53%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	692,072	731,932
Italy: 2.00%
GVS SpA (Industrials, Machinery)144A†	195,395	1,137,566
Interpump Group SpA (Industrials, Machinery)	37,563	1,636,235
		2,773,801
Japan: 8.90%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	59,800	1,414,404
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	32,620	619,942
DTS Corp. (Information technology, IT services)	83,200	2,269,754
Fuji Seal International, Inc. (Materials, Containers & packaging)	70,100	900,742
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	14,700	1,426,181
MEITEC Group Holdings, Inc. (Industrials, Professional services)	123,700	2,307,005
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	159,200	1,224,267
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 9

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Japan(continued)
Orix JREIT, Inc. (Real estate, Office REITs)	1,273	$1,341,844
Taikisha Ltd. (Industrials, Construction & engineering)	28,000	825,850
		12,329,989
Netherlands: 0.26%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail)†	35,650	139,748
TKH Group NV (Industrials, Electrical equipment)†	4,980	214,508
		354,256
Norway: 1.08%
Atea ASA (Information technology, IT services)	68,454	877,513
Elopak ASA (Materials, Containers & packaging)	205,229	622,606
		1,500,119
Spain: 1.89%
Viscofan SA (Consumer staples, Food products)	41,193	2,619,022
Sweden: 1.86%
Hexpol AB (Materials, Chemicals)	67,843	767,652
Loomis AB (Industrials, Commercial services & supplies)	70,846	1,810,594
		2,578,246
Switzerland: 1.41%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	4,396	999,571
Bucher Industries AG (Industrials, Machinery)	2,501	961,019
		1,960,590
United Kingdom: 7.95%
Britvic PLC (Consumer staples, Beverages)	223,148	2,460,817
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	390,331	1,582,354
Elementis PLC (Materials, Chemicals)†	448,350	788,347
Lancashire Holdings Ltd. (Financials, Insurance)	143,881	1,096,698
Nomad Foods Ltd. (Consumer staples, Food products)	63,739	1,151,126
S4 Capital PLC (Communication services, Media)†	517,397	316,404
Samarkand Group PLC (Consumer discretionary, Broadline retail)†	660,000	16,494
Spectris PLC (Information technology, Electronic equipment, instruments & components)	87,091	3,602,358
		11,014,598
United States: 55.22%
Aris Water Solutions, Inc. Class A (Industrials, Commercial services & supplies)	46,047	646,039
Azenta, Inc. (Health care, Life sciences tools & services)†	17,947	941,500
Balchem Corp. (Materials, Chemicals)	10,864	1,535,952
Blackbaud, Inc. (Information technology, Software)†	33,014	2,572,451
Brady Corp. Class A (Industrials, Commercial services & supplies)	38,630	2,279,170
Cactus, Inc. Class A (Energy, Energy equipment & services)	40,567	2,013,746
CBIZ, Inc. (Industrials, Professional services)†	35,664	2,538,563
CSW Industrials, Inc. (Industrials, Building products)	18,129	4,307,813
Denny’s Corp. (Consumer discretionary, Hotels, restaurants & leisure)†	298,002	2,389,976
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Global Small Cap Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
United States(continued)
E2open Parent Holdings, Inc. (Information technology, Software)†	45,662	$221,461
Enovis Corp. (Health care, Health care equipment & supplies)†	48,264	2,665,621
EnPro, Inc. (Industrials, Machinery)	13,912	2,088,609
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	24,820	1,106,724
Gibraltar Industries, Inc. (Industrials, Building products)†	66,962	4,785,104
Global Blue Group Holding AG (Information technology, IT services)†	225,000	1,152,000
Globus Medical, Inc. Class A (Health care, Health care equipment & supplies)†	38,615	1,922,641
Hanover Insurance Group, Inc. (Financials, Insurance)	22,913	2,974,566
Helen of Troy Ltd. (Consumer discretionary, Household durables)†	24,999	2,317,657
Holley, Inc. (Consumer discretionary, Automobile components)†	330,157	1,327,231
Horace Mann Educators Corp. (Financials, Insurance)	15,301	563,995
ICU Medical, Inc. (Health care, Health care equipment & supplies)†	8,833	864,927
Innospec, Inc. (Materials, Chemicals)	48,124	5,774,880
J & J Snack Foods Corp. (Consumer staples, Food products)	23,983	3,292,626
Mayville Engineering Co., Inc. (Industrials, Machinery)†	106,831	1,469,995
MSA Safety, Inc. (Industrials, Commercial services & supplies)	7,822	1,411,089
MSC Industrial Direct Co., Inc. Class A (Industrials, Trading companies & distributors)	16,445	1,500,442
Progress Software Corp. (Information technology, Software)	49,926	2,487,313
Quaker Chemical Corp. (Materials, Chemicals)	10,354	1,931,332
Quanex Building Products Corp. (Industrials, Building products)	79,570	2,643,315
Southwestern Energy Co. (Energy, Oil, gas & consumable fuels)†	224,524	1,681,685
Spectrum Brands Holdings, Inc. (Consumer staples, Household products)	32,183	2,634,822
Standex International Corp. (Industrials, Machinery)	6,125	1,058,890
Stepan Co. (Materials, Chemicals)	17,635	1,463,529
Teradata Corp. (Information technology, Software)†	57,993	2,151,540
UFP Technologies, Inc. (Health care, Health care equipment & supplies)†	1,473	303,350
UL Solutions, Inc. Class A (Industrials, Professional services)†	6,828	239,663
Varex Imaging Corp. (Health care, Health care equipment & supplies)†	82,185	1,335,506
Watts Water Technologies, Inc. Class A (Industrials, Machinery)	5,940	1,178,852
Wendy’s Co. (Consumer discretionary, Hotels, restaurants & leisure)	91,763	1,834,342
Ziff Davis, Inc. (Communication services, Interactive media & services)†	17,809	892,409
		76,501,326
Total common stocks (Cost $114,547,731)		136,434,390

		Yield
Short-term investments: 0.89%
Investment companies: 0.89%
Allspring Government Money Market Fund Select Class♠∞		5.23%	1,238,673	1,238,673
Total short-term investments (Cost $1,238,673)				1,238,673
Total investments in securities (Cost $115,786,404)	99.37%			137,673,063
Other assets and liabilities, net	0.63			873,660
Total net assets	100.00%			$138,546,723

The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 11

Portfolio of investments—April 30, 2024 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,568,998	$9,685,658	$(11,015,983)	$0	$0	$1,238,673	1,238,673	$52,226
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Global Small Cap Fund

Statement of assets and liabilities—April 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $114,547,731)	$136,434,390
Investments in affiliated securities, at value (cost $1,238,673)	1,238,673
Cash	43
Foreign currency, at value (cost $24,071)	23,875
Receivable for investments sold	1,044,926
Receivable for dividends	541,932
Receivable for Fund shares sold	86,298
Prepaid expenses and other assets	56,407
Total assets	139,426,544
Liabilities
Payable for investments purchased	500,032
Payable for Fund shares redeemed	166,681
Management fee payable	102,444
Administration fees payable	20,685
Distribution fee payable	1,171
Accrued expenses and other liabilities	88,808
Total liabilities	879,821
Total net assets	$138,546,723
Net assets consist of
Paid-in capital	$120,786,002
Total distributable earnings	17,760,721
Total net assets	$138,546,723
Computation of net asset value and offering price per share
Net assets–Class A	$90,243,273
Shares outstanding–Class A1	2,465,476
Net asset value per share–Class A	$36.60
Maximum offering price per share – Class A2	$38.83
Net assets–Class C	$1,840,615
Shares outstanding–Class C1	88,060
Net asset value per share–Class C	$20.90
Net assets–Administrator Class	$3,690,392
Shares outstanding–Administrator Class[1]	94,132
Net asset value per share–Administrator Class	$39.20
Net assets–Institutional Class	$42,772,443
Shares outstanding–Institutional Class[1]	1,086,168
Net asset value per share–Institutional Class	$39.38
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 13

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $64,278)	$1,069,289
Income from affiliated securities	52,226
Interest	730
Total investment income	1,122,245
Expenses
Management fee	686,057
Administration fees
Class A	93,799
Class C	2,018
Administrator Class	2,677
Institutional Class	28,923
Shareholder servicing fees
Class A	117,103
Class C	2,515
Administrator Class	5,145
Distribution fee
Class C	7,545
Custody and accounting fees	10,821
Professional fees	33,702
Registration fees	36,890
Shareholder report expenses	8,429
Trustees’ fees and expenses	12,024
Other fees and expenses	11,228
Total expenses	1,058,876
Less: Fee waivers and/or expense reimbursements
Fund-level	(57,809)
Class A	(2,964)
Administrator Class	(107)
Institutional Class	(1,484)
Net expenses	996,512
Net investment income	125,733
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	223,381
Foreign currency and foreign currency translations	(2,130)
Net realized gains on investments	221,251
Net change in unrealized gains (losses) on
Unaffiliated securities	16,657,511
Foreign currency and foreign currency translations	(1,751)
Net change in unrealized gains (losses) on investments	16,655,760
Net realized and unrealized gains (losses) on investments	16,877,011
Net increase in net assets resulting from operations	$17,002,744
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special Global Small Cap Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)		Year ended October 31, 2023
Operations
Net investment income (loss)		$125,733		$(64,689)
Net realized gains (losses) on investments		221,251		(531,479)
Net change in unrealized gains (losses) on investments		16,655,760		3,817,545
Net increase in net assets resulting from operations		17,002,744		3,221,377
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(4,150,223)
Class C		0		(195,645)
Administrator Class		0		(174,295)
Institutional Class		0		(1,889,603)
Total distributions to shareholders		0		(6,409,766)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	17,339	650,598	63,025	2,218,647
Class C	1,306	28,158	6,055	127,665
Administrator Class	2,227	89,185	9,490	361,614
Institutional Class	111,007	4,463,078	135,131	5,092,101
		5,231,019		7,800,027
Reinvestment of distributions
Class A	0	0	112,419	3,809,379
Class C	0	0	9,988	195,259
Administrator Class	0	0	4,698	170,245
Institutional Class	0	0	50,473	1,831,661
		0		6,006,544
Payment for shares redeemed
Class A	(189,317)	(6,987,027)	(441,224)	(15,465,048)
Class C	(21,347)	(451,480)	(45,504)	(928,758)
Administrator Class	(18,074)	(722,263)	(25,559)	(947,722)
Institutional Class	(184,522)	(7,317,571)	(362,336)	(13,572,450)
		(15,478,341)		(30,913,978)
Net decrease in net assets resulting from capital share transactions		(10,247,322)		(17,107,407)
Total increase (decrease) in net assets		6,755,422		(20,295,796)
Net assets
Beginning of period		131,791,301		152,087,097
End of period		$138,546,723		$131,791,301
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$32.44	$33.49	$54.12	$36.87	$39.97	$39.97
Net investment income (loss)	0.02 [1]	(0.05)[1]	(0.10)[1]	(0.22)[1]	(0.10)[1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	4.14	0.45	(12.76)	17.47	(1.29)	3.26
Total from investment operations	4.16	0.40	(12.86)	17.25	(1.39)	3.44
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.54)	(0.03)
Net realized gains	0.00	(1.45)	(7.77)	0.00	(1.17)	(3.41)
Total distributions to shareholders	0.00	(1.45)	(7.77)	0.00	(1.71)	(3.44)
Net asset value, end of period	$36.60	$32.44	$33.49	$54.12	$36.87	$39.97
Total return[2]	12.82%	1.00%	(27.48)%	46.79%	(3.81)%	9.75%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.61%	1.53%	1.49%	1.54%	1.53%
Net expenses	1.47%	1.50%	1.52%	1.49%	1.53%	1.53%
Net investment income (loss)	0.08%	(0.14)%	(0.25)%	(0.44)%	(0.27)%	0.47%
Supplemental data
Portfolio turnover rate	10%	15%	47%	53%	65%	62%
Net assets, end of period (000s omitted)	$90,243	$85,554	$97,233	$152,947	$113,234	$141,388

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Special Global Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.59	$19.92	$35.63	$24.46	$26.68	$28.02
Net investment loss	(0.07)[1]	(0.18)[1]	(0.24)[1]	(0.39)[1]	(0.25)[1]	(0.07)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.07	0.00
Net realized and unrealized gains (losses) on investments	2.38	0.30	(7.70)	11.56	(0.87)	2.14
Total from investment operations	2.31	0.12	(7.94)	11.17	(1.05)	2.07
Distributions to shareholders from
Net realized gains	0.00	(1.45)	(7.77)	0.00	(1.17)	(3.41)
Net asset value, end of period	$20.90	$18.59	$19.92	$35.63	$24.46	$26.68
Total return[2]	12.43%	0.24%	(28.04)%	45.67%	(4.25)%[3]	8.90%
Ratios to average net assets (annualized)
Gross expenses	2.30%	2.36%	2.28%	2.24%	2.29%	2.28%
Net expenses	2.22%	2.26%	2.27%	2.24%	2.28%	2.28%
Net investment loss	(0.67)%	(0.90)%	(0.99)%	(1.19)%	(1.00)%	(0.26)%
Supplemental data
Portfolio turnover rate	10%	15%	47%	53%	65%	62%
Net assets, end of period (000s omitted)	$1,841	$2,010	$2,741	$4,704	$5,576	$7,567

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.28% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$34.73	$35.72	$57.15	$38.90	$42.06	$41.90
Net investment income (loss)	0.03 [1]	(0.01)[1]	(0.14)[1]	(0.12)	(0.05)[1]	0.25 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.03	0.00
Net realized and unrealized gains (losses) on investments	4.44	0.47	(13.52)	18.37	(1.36)	3.42
Total from investment operations	4.47	0.46	(13.66)	18.25	(1.38)	3.67
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.61)	(0.10)
Net realized gains	0.00	(1.45)	(7.77)	0.00	(1.17)	(3.41)
Total distributions to shareholders	0.00	(1.45)	(7.77)	0.00	(1.78)	(3.51)
Net asset value, end of period	$39.20	$34.73	$35.72	$57.15	$38.90	$42.06
Total return[2]	12.87%	1.11%	(27.41)%	46.92%	(3.61)%[3]	9.90%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.54%	1.42%	1.41%	1.46%	1.45%
Net expenses	1.40%	1.38%	1.39%	1.39%	1.40%	1.40%
Net investment income (loss)	0.15%	(0.01)%	(0.30)%	(0.35)%	(0.13)%	0.63%
Supplemental data
Portfolio turnover rate	10%	15%	47%	53%	65%	62%
Net assets, end of period (000s omitted)	$3,690	$3,820	$4,335	$28,406	$20,157	$24,746

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.08% impact on the total return.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Special Global Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$34.84	$35.75	$57.05	$38.74	$41.92	$41.80
Net investment income (loss)	0.08 [1]	0.08 [1]	0.02 [1]	(0.06)	0.02	0.36
Net realized and unrealized gains (losses) on investments	4.46	0.46	(13.55)	18.37	(1.31)	3.39
Total from investment operations	4.54	0.54	(13.53)	18.31	(1.29)	3.75
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.72)	(0.22)
Net realized gains	0.00	(1.45)	(7.77)	0.00	(1.17)	(3.41)
Total distributions to shareholders	0.00	(1.45)	(7.77)	0.00	(1.89)	(3.63)
Net asset value, end of period	$39.38	$34.84	$35.75	$57.05	$38.74	$41.92
Total return[2]	13.03%	1.34%	(27.20)%	47.26%	(3.42)%	10.17%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.29%	1.19%	1.16%	1.21%	1.20%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	0.41%	0.21%	0.06%	(0.12)%	0.11%	0.86%
Supplemental data
Portfolio turnover rate	10%	15%	47%	53%	65%	62%
Net assets, end of period (000s omitted)	$42,772	$40,407	$47,779	$130,820	$87,313	$104,011

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Global Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
20 | Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2024, the aggregate cost of all investments for federal income tax purposes was $116,853,815 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$34,934,143
Gross unrealized losses	(14,114,895)
Net unrealized gains	$20,819,248
As of October 31, 2023, the Fund had capital loss carryforwards which consisted of $155,434 in short-term capital losses and $3,214,352 in long-term capital losses.
As of October 31, 2023, the Fund had a qualified late-year ordinary loss of $16,508 which were recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Global Small Cap Fund | 21

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$504,928	$4,514,086	$0	$5,019,014
Belgium	0	1,435,148	0	1,435,148
Canada	7,578,023	0	0	7,578,023
France	0	3,581,803	0	3,581,803
Germany	0	6,456,523	0	6,456,523
Ireland	731,932	0	0	731,932
Italy	0	2,773,801	0	2,773,801
Japan	0	12,329,989	0	12,329,989
Netherlands	139,748	214,508	0	354,256
Norway	1,500,119	0	0	1,500,119
Spain	0	2,619,022	0	2,619,022
Sweden	0	2,578,246	0	2,578,246
Switzerland	0	1,960,590	0	1,960,590
United Kingdom	2,564,228	8,450,370	0	11,014,598
United States	76,501,326	0	0	76,501,326
Short-term investments
Investment companies	1,238,673	0	0	1,238,673
Total assets	$90,758,977	$46,914,086	$0	$137,673,063
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2024, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Investments is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
22 | Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.47%
Class C	2.22
Administrator Class	1.40
Institutional Class	1.15
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2024, Allspring Funds Distributor received $241 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2024 were $14,558,030 and $23,691,118, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
Allspring Special Global Small Cap Fund | 23

Notes to financial statements (unaudited)
For the six months ended April 30, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector and in North America and Europe. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Special Global Small Cap Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special Global Small Cap Fund | 25

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 99 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information*. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018***
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
*** Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
*
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

26 | Allspring Special Global Small Cap Fund

Other information (unaudited)
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019***
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
***  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Special Global Small Cap Fund | 27

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28 | Allspring Special Global Small Cap Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05022024-gy9z2ghk 06-24
SAR4305 04-24

Allspring Special International Small Cap Fund
Semi-Annual Report
April 30, 2024

The views expressed and any forward-looking statements are as of April 30, 2024, unless otherwise noted, and are those of the portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Special International Small Cap Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Special International Small Cap Fund for the six-month period that ended April 30, 2024. Globally, stocks and bonds had strongly positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 20.98%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 17.69% while the MSCI EM Index (Net) (USD),3 returned 15.40%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 advanced 4.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 3.92%, the Bloomberg Municipal Bond Index6 returned 7.06%, and the ICE BofA U.S. High Yield Index7 gained 8.94%.
Investors remained focused on central bank monetary policies.
As the six-month period began in November, the market mood brightened as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and the eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by close to 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Special International Small Cap Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by hints of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the annual Consumer Price Index1 (CPI) in January. However, that resilience helped tone down expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation curbed expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side, expectations on the timing of an initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by fiscal period-end.
Markets retreated broadly in April as U.S. annual inflation continued to resist monetary policy efforts and expectations for its downward trajectory, with an April CPI reading of 3.4%. The timing of a Fed initial rate cut came into greater question in April. Not only was there less confidence regarding when a first cut would take place but also whether any rate reductions would occur at all in 2024. Market expectations continued to recede to a possible September Fed first cut. Meanwhile, eurozone annual inflation held steady in April at 2.4%. Developed market stocks and fixed income securities of all types were in the red for April.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring Special International Small Cap Fund | 3

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

4 | Allspring Special International Small Cap Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Stephen Giggie, CFA, Oleg Makhorine, James Tringas, CFA, Bryant VanCronkhite, CFA, CPA

Average annual total returns (%) as of April 30, 2024
		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (ASPAX)[3]	6-1-2022	-6.95	2.18	-1.28	3.42	1.61	1.38
Class C (ACPCX)[4]	6-1-2022	-2.64	2.79	-1.64	2.79	2.36	2.13
Class R6 (WICRX)	5-31-2019	–	–	-0.95	3.84	1.19	0.96
Institutional Class (WICIX)	5-31-2019	–	–	-1.06	3.72	1.29	1.06
MSCI ACWI ex USA Index (Net)[5]	–	–	–	9.32	6.31 *	–	–
MSCI World ex USA Small Cap Index (Net)[6]	–	–	–	5.01	5.43 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.37% for Class A, 2.12% for Class C, 0.95% for Class R6 and 1.05% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class A shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class A shares.

[4]
Historical performance shown for the Class C shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Class C shares.

[5]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]
The MSCI World ex USA Small Cap Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed tomeasure the equity market performance of developed markets excluding the U.S. You cannot invest directly in an index.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Special International Small Cap Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of April 30, 2024[1]
Spectris PLC	3.41
Alten SA	2.97
Viscofan SA	2.87
MEITEC Group Holdings, Inc.	2.71
Ansell Ltd.	2.70
PrairieSky Royalty Ltd.	2.59
Primo Water Corp.	2.38
Buzzi SpA	2.36
DTS Corp.	2.31
Britvic PLC	2.25

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of April 30, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Geographic allocation as of April 30, 2024[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Special International Small Cap Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2023	Ending account value 4-30-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,136.07	$7.28	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.87	1.37%
Class C
Actual	$1,000.00	$1,134.28	$8.23	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.77	1.55%
Class R6
Actual	$1,000.00	$1,138.72	$5.05	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Institutional Class
Actual	$1,000.00	$1,137.26	$5.58	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27	1.05%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

8 | Allspring Special International Small Cap Fund

Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.82%
Australia: 5.60%
Ansell Ltd. (Health care, Health care equipment & supplies)	317,394	$5,218,303
Bapcor Ltd. (Consumer discretionary, Distributors)	309,766	1,159,852
Domino’s Pizza Enterprises Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	48,979	1,235,516
Orora Ltd. (Materials, Containers & packaging)	1,113,599	1,560,924
Steadfast Group Ltd. (Financials, Insurance)	451,699	1,643,924
		10,818,519
Austria: 0.53%
Mayr Melnhof Karton AG (Materials, Containers & packaging)	8,592	1,028,205
Belgium: 2.07%
Azelis Group NV (Industrials, Trading companies & distributors)	73,664	1,769,994
Barco NV (Information technology, Electronic equipment, instruments & components)	160,048	2,220,345
		3,990,339
Canada: 10.20%
ATS Corp. (Industrials, Machinery)†	46,840	1,540,975
Canadian Western Bank (Financials, Banks)	161,880	3,105,547
Enerplus Corp. (Energy, Oil, gas & consumable fuels)	71,500	1,399,970
Finning International, Inc. (Industrials, Trading companies & distributors)	83,160	2,609,000
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	41,760	1,447,563
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	262,460	5,000,781
Primo Water Corp. (Consumer staples, Beverages)	243,825	4,597,899
		19,701,735
France: 3.70%
Alten SA (Information technology, IT services)	48,832	5,738,751
Metropole Television SA (Communication services, Media)	100,414	1,418,030
		7,156,781
Germany: 7.03%
Cancom SE (Information technology, IT services)	88,949	2,777,528
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	8,731	772,071
Gerresheimer AG (Health care, Life sciences tools & services)	25,734	2,771,473
Krones AG (Industrials, Machinery)	27,780	3,662,289
TAG Immobilien AG (Real estate, Real estate management & development)†	253,217	3,600,155
		13,583,516
Ireland: 0.57%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	1,041,104	1,101,067
Italy: 7.35%
Azimut Holding SpA (Financials, Capital markets)	87,372	2,302,466
Buzzi SpA (Materials, Construction materials)	126,625	4,562,340
De’ Longhi SpA (Consumer discretionary, Household durables)	58,833	1,929,281
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 9

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Italy(continued)
GVS SpA (Industrials, Machinery)144A†	334,638	$1,948,221
Interpump Group SpA (Industrials, Machinery)	79,388	3,458,122
		14,200,430
Japan: 26.87%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	142,100	3,360,983
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	119,660	2,274,136
DTS Corp. (Information technology, IT services)	163,800	4,468,578
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	45,100	1,164,300
Fuji Seal International, Inc. (Materials, Containers & packaging)	171,300	2,201,101
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	44,300	4,297,946
Hoshizaki Corp. (Industrials, Machinery)	98,000	3,376,952
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	154,200	3,330,039
MEITEC Group Holdings, Inc. (Industrials, Professional services)	280,400	5,229,461
MISUMI Group, Inc. (Industrials, Machinery)	112,900	1,835,512
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	199,800	1,536,485
Orix JREIT, Inc. (Real estate, Office REITs)	3,784	3,988,639
PHC Holdings Corp. (Health care, Health care equipment & supplies)	76,100	549,050
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	88,600	2,659,007
Shimamura Co. Ltd. (Consumer discretionary, Specialty retail)	43,800	2,159,202
Sohgo Security Services Co. Ltd. (Industrials, Commercial services & supplies)	278,700	1,550,056
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	191,700	3,392,513
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	137,200	2,272,036
Taikisha Ltd. (Industrials, Construction & engineering)	76,700	2,262,238
		51,908,234
Luxembourg: 0.03%
Novem Group SA (Consumer discretionary, Automobile components)	8,890	55,217
Netherlands: 1.52%
Aalberts NV (Industrials, Machinery)	30,192	1,435,502
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail)†	93,702	367,312
TKH Group NV (Industrials, Electrical equipment)†	26,478	1,140,513
		2,943,327
Norway: 2.80%
Atea ASA (Information technology, IT services)	166,748	2,137,544
Elopak ASA (Materials, Containers & packaging)	238,716	724,196
SpareBank 1 SMN (Financials, Banks)	193,199	2,539,117
		5,400,857
Spain: 3.96%
Vidrala SA (Materials, Containers & packaging)	20,133	2,117,070
Viscofan SA (Consumer staples, Food products)	87,125	5,539,346
		7,656,416
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special International Small Cap Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Sweden: 2.97%
Hexpol AB (Materials, Chemicals)	201,280	$2,277,510
Loomis AB (Industrials, Commercial services & supplies)	135,149	3,453,969
		5,731,479
Switzerland: 3.15%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	12,232	2,781,335
Bucher Industries AG (Industrials, Machinery)	5,353	2,056,911
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	64,945	1,255,129
		6,093,375
United Kingdom: 16.47%
Britvic PLC (Consumer staples, Beverages)	394,206	4,347,199
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	779,241	3,158,948
Elementis PLC (Materials, Chemicals)†	1,052,464	1,850,579
IMI PLC (Industrials, Machinery)	116,124	2,529,494
Lancashire Holdings Ltd. (Financials, Insurance)	457,421	3,486,580
Morgan Advanced Materials PLC (Industrials, Machinery)	49,261	193,280
Nomad Foods Ltd. (Consumer staples, Food products)	162,836	2,940,818
S4 Capital PLC (Communication services, Media)†	890,629	544,646
Spectris PLC (Information technology, Electronic equipment, instruments & components)	159,256	6,587,330
SSP Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	857,236	2,097,397
Tate & Lyle PLC (Consumer staples, Food products)	495,149	4,077,322
		31,813,593
Total common stocks (Cost $171,932,050)		183,183,090

		Yield
Short-term investments: 4.59%
Investment companies: 4.59%
Allspring Government Money Market Fund Select Class♠∞		5.23%	8,860,897	8,860,897
Total short-term investments (Cost $8,860,897)				8,860,897
Total investments in securities (Cost $180,792,947)	99.41%			192,043,987
Other assets and liabilities, net	0.59			1,133,905
Total net assets	100.00%			$193,177,892

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 11

Portfolio of investments—April 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,255,327	$52,978,194	$(51,372,624)	$0	$0	$8,860,897	8,860,897	$197,466
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special International Small Cap Fund

Statement of assets and liabilities—April 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $171,932,050)	$183,183,090
Investments in affiliated securities, at value (cost $8,860,897)	8,860,897
Foreign currency, at value (cost $51,519)	51,099
Receivable for dividends	1,057,259
Receivable for investments sold	737,135
Receivable for Fund shares sold	107,991
Prepaid expenses and other assets	159,037
Total assets	194,156,508
Liabilities
Payable for investments purchased	666,430
Management fee payable	130,859
Custody and accounting fees payable	110,903
Payable for Fund shares redeemed	31,244
Administration fees payable	14,586
Accrued expenses and other liabilities	24,594
Total liabilities	978,616
Total net assets	$193,177,892
Net assets consist of
Paid-in capital	$195,499,427
Total distributable loss	(2,321,535)
Total net assets	$193,177,892
Computation of net asset value and offering price per share
Net assets–Class A	$135,073
Shares outstanding–Class A1	12,130
Net asset value per share–Class A	$11.14
Maximum offering price per share – Class A2	$11.82
Net assets–Class C	$25,711
Shares outstanding–Class C1	2,310
Net asset value per share–Class C	$11.13
Net assets–Class R6	$71,891,828
Shares outstanding–Class R6[1]	6,456,214
Net asset value per share–Class R6	$11.14
Net assets–Institutional Class	$121,125,280
Shares outstanding–Institutional Class[1]	10,859,259
Net asset value per share–Institutional Class	$11.15
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 13

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $253,339)	$2,440,946
Income from affiliated securities	197,466
Total investment income	2,638,412
Expenses
Management fee	871,917
Administration fees
Class A	87
Class C	26
Class R6	9,740
Institutional Class	77,034
Shareholder servicing fees
Class A	109
Class C	30
Custody and accounting fees	61,471
Professional fees	33,584
Registration fees	16,007
Shareholder report expenses	17,422
Trustees’ fees and expenses	11,774
Other fees and expenses	9,668
Total expenses	1,108,869
Less: Fee waivers and/or expense reimbursements
Fund-level	(156,003)
Class R6	(6,861)
Institutional Class	(14,494)
Net expenses	931,511
Net investment income	1,706,901
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(4,482,838)
Foreign currency and foreign currency translations	26,793
Forward foreign currency contracts	1,058
Net realized losses on investments	(4,454,987)
Net change in unrealized gains (losses) on
Unaffiliated securities	26,382,215
Foreign currency and foreign currency translations	(15,480)
Net change in unrealized gains (losses) on investments	26,366,735
Net realized and unrealized gains (losses) on investments	21,911,748
Net increase in net assets resulting from operations	$23,618,649
The accompanying notes are an integral part of these financial statements.
14 | Allspring Special International Small Cap Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)		Year ended October 31, 2023
Operations
Net investment income		$1,706,901		$2,699,228
Net realized losses on investments		(4,454,987)		(3,484,797)
Net change in unrealized gains (losses) on investments		26,366,735		10,633,725
Net increase in net assets resulting from operations		23,618,649		9,848,156
Distributions to shareholders from
Net investment income and net realized gains
Class A		(740)		(248)
Class C		(289)		(182)
Class R6		(1,224,530)		(1,043,071)
Institutional Class		(2,208,165)		(1,230,408)
Total distributions to shareholders		(3,433,724)		(2,273,909)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,255	103,624	608	6,900
Class R6	2,753,896	31,313,284	847,812	9,367,003
Institutional Class	2,087,580	23,757,967	4,194,833	45,675,976
		55,174,875		55,049,879
Reinvestment of distributions
Class A	64	740	24	248
Class C	26	289	17	182
Class R6	63,070	726,561	64,723	665,359
Institutional Class	178,968	2,065,291	119,457	1,230,408
		2,792,881		1,896,197
Payment for shares redeemed
Class A	(88)	(995)	0	0
Class R6	(2,416,943)	(27,426,005)	(2,333,140)	(25,411,660)
Institutional Class	(2,820,006)	(31,699,934)	(2,826,020)	(30,890,167)
		(59,126,934)		(56,301,827)
Net increase (decrease) in net assets resulting from capital share transactions		(1,159,178)		644,249
Total increase in net assets		19,025,747		8,218,496
Net assets
Beginning of period		174,152,145		165,933,649
End of period		$193,177,892		$174,152,145
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class A		2023	2022[1]
Net asset value, beginning of period	$9.95	$9.53	$11.03
Net investment income	0.12 [2]	0.13 [2]	0.03
Net realized and unrealized gains (losses) on investments	1.24	0.40	(1.53)
Total from investment operations	1.36	0.53	(1.50)
Distributions to shareholders from
Net investment income	(0.17)	(0.11)	0.00
Net asset value, end of period	$11.14	$9.95	$9.53
Total return[3]	13.61%	5.52%	(13.60)%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.60%	1.60%
Net expenses	1.37%	1.37%	1.38%
Net investment income	2.08%	1.18%	0.69%
Supplemental data
Portfolio turnover rate	22%	37%	26%
Net assets, end of period (000s omitted)	$135	$29	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Special International Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class C		2023	2022[1]
Net asset value, beginning of period	$9.92	$9.50	$11.03
Net investment income	0.07 [2]	0.09 [2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	1.27	0.41	(1.53)
Total from investment operations	1.34	0.50	(1.53)
Distributions to shareholders from
Net investment income	(0.13)	(0.08)	0.00
Net asset value, end of period	$11.13	$9.92	$9.50
Total return[4]	13.43%	5.24%	(13.87)%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.73%	2.12%
Net expenses	1.55%	1.68%	1.96%
Net investment income	1.35%	0.83%	0.06%
Supplemental data
Portfolio turnover rate	22%	37%	26%
Net assets, end of period (000s omitted)	$26	$23	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$9.96	$9.53	$13.91	$10.38	$10.58	$10.00
Net investment income	0.11 [2]	0.16 [2]	0.20 [2]	0.06	0.09	0.05
Net realized and unrealized gains (losses) on investments	1.28	0.41	(4.38)	3.56	(0.03)	0.53
Total from investment operations	1.39	0.57	(4.18)	3.62	(0.06)	0.58
Distributions to shareholders from
Net investment income	(0.21)	(0.14)	(0.07)	(0.05)	(0.15)	0.00
Net realized gains	0.00	0.00	(0.13)	(0.04)	(0.11)	0.00
Total distributions to shareholders	(0.21)	(0.14)	(0.20)	(0.09)	(0.26)	0.00
Net asset value, end of period	$11.14	$9.96	$9.53	$13.91	$10.38	$10.58
Total return[3]	13.87%	5.96%	(30.47)%	35.04%	0.42%	5.80%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.17%	1.18%	1.68%	5.69%	7.81%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.97%	1.50%	1.85%	0.70%	0.93%	1.24%
Supplemental data
Portfolio turnover rate	22%	37%	26%	19%	45%	14%
Net assets, end of period (000s omitted)	$71,892	$60,318	$71,264	$56,386	$5,086	$5,183

[1]	For the period from May 31, 2019 (commencement of class operations) to October 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Special International Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Institutional Class		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$9.97	$9.53	$13.92	$10.38	$10.57	$10.00
Net investment income	0.10 [2]	0.16 [2]	0.19 [2]	0.13	0.08	0.05
Net realized and unrealized gains (losses) on investments	1.28	0.41	(4.39)	3.49	(0.03)	0.52
Total from investment operations	1.38	0.57	(4.20)	3.62	0.05	0.57
Distributions to shareholders from
Net investment income	(0.20)	(0.13)	(0.06)	(0.04)	(0.13)	0.00
Net realized gains	0.00	0.00	(0.13)	(0.04)	(0.11)	0.00
Total distributions to shareholders	(0.20)	(0.13)	(0.19)	(0.08)	(0.24)	0.00
Net asset value, end of period	$11.15	$9.97	$9.53	$13.92	$10.38	$10.57
Total return[3]	13.73%	5.89%	(30.60)%	35.00%	0.35%	5.70%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.28%	1.26%	2.73%	5.76%	7.91%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	1.80%	1.45%	1.86%	1.00%	0.83%	1.14%
Supplemental data
Portfolio turnover rate	22%	37%	26%	19%	45%	14%
Net assets, end of period (000s omitted)	$121,125	$113,783	$94,626	$156	$115	$106

[1]	For the period from May 31, 2019 (commencement of class operations) to October 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special International Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2024, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
20 | Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2024, the aggregate cost of all investments for federal income tax purposes was $188,416,341 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$21,684,659
Gross unrealized losses	(18,057,013)
Net unrealized gains	$3,627,646
As of October 31, 2023, the Fund had capital loss carryforwards which consisted of $2,628,466 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special International Small Cap Fund | 21

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$1,159,852	$9,658,667	$0	$10,818,519
Austria	0	1,028,205	0	1,028,205
Belgium	0	3,990,339	0	3,990,339
Canada	19,701,735	0	0	19,701,735
France	0	7,156,781	0	7,156,781
Germany	0	13,583,516	0	13,583,516
Ireland	1,101,067	0	0	1,101,067
Italy	0	14,200,430	0	14,200,430
Japan	0	51,908,234	0	51,908,234
Luxembourg	55,217	0	0	55,217
Netherlands	367,312	2,576,015	0	2,943,327
Norway	2,861,740	2,539,117	0	5,400,857
Spain	0	7,656,416	0	7,656,416
Sweden	0	5,731,479	0	5,731,479
Switzerland	0	6,093,375	0	6,093,375
United Kingdom	11,242,646	20,570,947	0	31,813,593
Short-term investments
Investment companies	8,860,897	0	0	8,860,897
Total assets	$45,350,466	$146,693,521	$0	$192,043,987
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2024, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
22 | Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.37%
Class C	2.12
Class R6	0.95
Institutional Class	1.05
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2024, Allspring Funds Distributor received $4 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2024 were $38,399,666 and $42,727,194, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended April 30, 2024, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $21,689 in forward foreign currency contracts to buy during the six months ended April 30, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
Allspring Special International Small Cap Fund | 23

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe and Japan and the industrials sector. A fund that invests a substantial portion of its assets in any geographic region or sector may be more affected by changes in that geographic region or sector than would be a fund whose investments are not heavily weighted in any geographic region or sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Special International Small Cap Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Special International Small Cap Fund | 25

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 99 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information*. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018***
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
*** Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
*
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

26 | Allspring Special International Small Cap Fund

Other information (unaudited)
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019***
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
***  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Special International Small Cap Fund | 27

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28 | Allspring Special International Small Cap Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05022024-t3tczm3u 06-24
SAR4338 04-24

Allspring U.S.
Long/Short Equity Fund
Semi-Annual Report
April 30, 2024

The views expressed and any forward-looking statements are as of April 30, 2024, unless otherwise noted, and are those of the portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring U.S. Long/Short Equity Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring U.S. Long/Short Equity Fund for the six-month period that ended April 30, 2024. Globally, stocks and bonds had strongly positive returns for the period. However, markets were volatile as investors focused on persistently high inflation and the impact of aggressive central bank rate hikes. Riskier assets rallied as investors anticipated an end to the tight monetary policy.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 20.98%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 17.69% while the MSCI EM Index (Net) (USD),3 returned 15.40%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 advanced 4.97%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 3.92%, the Bloomberg Municipal Bond Index6 returned 7.06%, and the ICE BofA U.S. High Yield Index7 gained 8.94%.
Investors remained focused on central bank monetary policies.
As the six-month period began in November, the market mood brightened as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and the eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by close to 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024—twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. Returns shown are net of transaction costs beginning on July 1, 2022. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
2 | Allspring U.S. Long/Short Equity Fund

Letter to shareholders (unaudited)
Financial market performance was mixed in January 2024 as U.S. stocks had modest gains while non-U.S. equities, particularly those in emerging markets, and fixed income assets were held back by central bank pushback on market optimism over rate cuts. Overall, optimism was supported by hints of a soft landing for the U.S. economy. Key data included a surprisingly strong gain of 353,000 jobs in January, an unemployment rate of just 3.7%, and a rise of just 3.1% in the annual Consumer Price Index1 (CPI) in January. However, that resilience helped tone down expectations of a rate cut in March to a more likely second quarter initial move.
In February, stocks were supported by positive economic data and strong corporate earnings. However, fixed income investments were under pressure as resilient inflation curbed expectations on the timing of interest rate cuts. The S&P 500 Index had solid monthly gains along with emerging market equities, which benefited from a rebound in China.
The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. On the flip side, expectations on the timing of an initial Fed rate cut were pushed back from March to June and then beyond. Additionally, the number of quarter-point rate cuts forecast by the market fell from six as projected in December 2023 to two to three cuts by fiscal period-end.
Markets retreated broadly in April as U.S. annual inflation continued to resist monetary policy efforts and expectations for its downward trajectory, with an April CPI reading of 3.4%. The timing of a Fed initial rate cut came into greater question in April. Not only was there less confidence regarding when a first cut would take place but also whether any rate reductions would occur at all in 2024. Market expectations continued to recede to a possible September Fed first cut. Meanwhile, eurozone annual inflation held steady in April at 2.4%. Developed market stocks and fixed income securities of all types were in the red for April.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers a wide variety of mutual funds spanning many asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The first quarter of 2024 closed with ongoing stock market momentum and a more muted sense of confidence in fixed income markets as investors adjusted to the prospect of greater-than-expected economic strength. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring U.S. Long/Short Equity Fund | 3

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Ryan Brown, CFA, Kevin Cole, CFA†, Harindra de Silva, Ph.D., CFA

Average annual total returns (%) as of April 30, 2024
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (ADMQX)[3]	3-31-2016	2.07	4.73	4.97	8.24	5.98	5.74	3.69	2.24
Class C (ADSCX)[4]	12-16-2022	6.58	5.79	5.62	7.58	5.79	5.62	4.44	2.99
Class R6 (ASLRX)[5]	12-16-2022	–	–	–	8.68	6.26	5.99	3.27	1.82
Institutional Class (ADMZX)[6]	3-31-2016	–	–	–	8.68	6.26	5.99	3.37	1.92
Russell 3000® Index[7]	–	–	–	–	22.30	12.43	13.23 *	–	–
MSCI USA Index (Net) (USD)[8]	–	–	–	–	22.76	12.61	13.14 *	–	–
U.S. Long/Short Equity Blended Index[9]	–	–	–	–	14.05	7.69	7.64 *	–	–
ICE BofA 3-Month U.S. Treasury Bill Index[10]	–	–	–	–	5.36	2.07	1.74 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through February 28, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.57% for Class A, 2.32% for Class C, 1.15% for Class R6 and 1.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), expenses from dividends and interest on short positions, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for the Class A shares prior to December 16, 2022 is based on the performance of the Investor Class shares of the Fund’s predecessor, 361 Domestic Long/Short Equity Fund.
[4]
Historical performance for the Class C shares prior to their inception reflects the performance of the Class A shares and is not adjusted to reflect the higher expenses applicable to the Class C shares. If these expenses had been included, returns would be lower.

[5]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher. Historical performance prior to December 16, 2022 is based on the performance of Class I shares of the Fund’s predecessor, 361 Domestic Long/Short Equity Fund.

[6]	Historical performance shown for the Institutional Class shares prior to December 16, 2022 is based on the performance of Class I shares of the Fund’s predecessor, 361 Domestic Long/Short Equity Fund.
[7]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

†	Mr. Cole became a portfolio manager of the Fund on January 24, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4 | Allspring U.S. Long/Short Equity Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[8]
The Morgan Stanley Capital International (MSCI) USA Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large-
and mid-cap U.S. equity market performance. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[9]
Source:  Allspring Funds Management, LLC. The U.S. Long/Short Equity Blended Index is composed 50% of the MSCI USA Index (Net) (USD) and 50% of the ICE BofA
3-Month U.S. Treasury Bill Index. You cannot invest directly in an index.

[10]
The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.

Investing involves risk, including the possible loss of principal. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring U.S. Long/Short Equity Fund | 5

Performance highlights (unaudited)

Ten largest Long Positions (%) as of April 30, 2024[1]
Microsoft Corp.	2.85
Texas Roadhouse, Inc. Class A	2.17
Apple, Inc.	2.14
Arch Capital Group Ltd.	2.10
Clorox Co.	2.05
Murphy USA, Inc.	2.03
NVIDIA Corp.	1.95
EMCOR Group, Inc.	1.92
Colgate-Palmolive Co.	1.80
Amazon.com, Inc.	1.73

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Five largest short positions (%) as of April 30, 2024[1]
TFS Financial Corp.	(1.18)
Hayward Holdings, Inc.	(1.07)
MP Materials Corp.	(0.86)
Hasbro, Inc.	(0.84)
RBC Bearings, Inc.	(0.78)

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector Allocation for Long and Short positions as of April 30, 2024[1]
	Long (%)	Short (%)
Information technology	27	(7)
Consumer discretionary	13	(28)
Financials	13	(10)
Health care	13	(7)
Industrials	13	(20)
Consumer staples	10	(1)
Communication services	3	(5)
Energy	3	(3)
Utilities	3	(1)
Real estate	2	(6)
Materials	0	(12)

[1]	Figures represent the percentage of the Fund’s long and short positions. Allocations are subject to change and may have changed since the date specified.

6 | Allspring U.S. Long/Short Equity Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2023 to April 30, 2024.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11-1-2023	Ending account value 4-30-2024	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,127.33	$14.23	2.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.49	$13.45	2.69%
Class C
Actual	$1,000.00	$1,123.74	$18.16	3.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.76	$17.17	3.44%
Class R6
Actual	$1,000.00	$1,130.56	$11.92	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.68	$11.27	2.25%
Institutional Class
Actual	$1,000.00	$1,130.56	$12.50	2.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.13	$11.81	2.36%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half-year period).

Allspring U.S. Long/Short Equity Fund | 7

Portfolio of investments—April 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Long positions: 109.25% Common stocks: 97.12%
Communication services: 2.51%
Entertainment: 1.18%
Spotify Technology SA†#	980	$274,831
Interactive media & services: 1.33%
Alphabet, Inc. Class A†#	731	118,992
Alphabet, Inc. Class C†#	509	83,802
DHI Group, Inc.†#	8,181	19,143
Meta Platforms, Inc. Class A#	174	74,850
Outbrain, Inc.†#	2,838	11,494
		308,281
Consumer discretionary: 12.50%
Automobile components: 0.48%
Holley, Inc.†#	2,844	11,433
Phinia, Inc.#	2,540	99,060
		110,493
Automobiles: 0.39%
Tesla, Inc.†#	409	74,961
Thor Industries, Inc.#	149	14,814
		89,775
Broadline retail: 4.17%
Amazon.com, Inc.†#	2,299	402,325
Coupang, Inc.†#	15,187	341,708
eBay, Inc.#	4,002	206,263
Kohl’s Corp.#	796	19,056
		969,352
Distributors: 1.32%
Genuine Parts Co.#	1,865	293,197
Pool Corp.#	34	12,326
		305,523
Diversified consumer services: 0.30%
H&R Block, Inc.#	1,462	69,050
Hotels, restaurants & leisure: 3.54%
Chipotle Mexican Grill, Inc.†#	101	319,119
Texas Roadhouse, Inc. Class A#	3,128	502,920
		822,039
Leisure products: 0.18%
JAKKS Pacific, Inc.†#	2,238	42,321
The accompanying notes are an integral part of these financial statements.
8 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Specialty retail: 2.12%
AutoNation, Inc.†#	132	$21,272
Murphy USA, Inc.#	1,139	471,341
		492,613
Consumer staples: 9.70%
Beverages: 0.36%
Monster Beverage Corp.†#	204	10,904
PepsiCo, Inc.#	416	73,178
		84,082
Consumer staples distribution & retail: 2.00%
Costco Wholesale Corp.#	75	54,217
Kroger Co.#	245	13,568
Walmart, Inc.#	6,671	395,924
		463,709
Food products: 1.51%
Archer-Daniels-Midland Co.#	1,602	93,973
Dole PLC#	10,151	123,538
Ingredion, Inc.#	99	11,345
Pilgrim’s Pride Corp.†#	451	16,245
Vital Farms, Inc.†#	538	14,397
WK Kellogg Co.#	3,939	91,936
		351,434
Household products: 5.45%
Church & Dwight Co., Inc.#	382	41,214
Clorox Co.#	3,220	476,141
Colgate-Palmolive Co.#	4,542	417,501
Kimberly-Clark Corp.#	1,274	173,939
Procter & Gamble Co.#	964	157,325
		1,266,120
Personal care products: 0.38%
Herbalife Ltd.†#	10,107	87,426
Energy: 3.41%
Energy equipment & services: 0.05%
Baker Hughes Co.#	344	11,222
Oil, gas & consumable fuels: 3.36%
Cheniere Energy, Inc.#	451	71,177
CONSOL Energy, Inc.#	596	49,325
Dorian LPG Ltd.#	1,539	63,591
Excelerate Energy, Inc. Class A#	2,482	41,846
Hallador Energy Co.†#	3,076	15,718
HF Sinclair Corp.#	2,067	112,135
Marathon Petroleum Corp.#	593	107,760
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 9

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Targa Resources Corp.#	1,977	$225,497
Valero Energy Corp.#	587	93,844
		780,893
Financials: 12.31%
Banks: 0.65%
Bancorp, Inc.†#	1,572	47,066
Bank of NT Butterfield & Son Ltd.#	1,387	47,158
First Citizens BancShares, Inc. Class A#	8	13,494
Northeast Bank#	832	43,031
		150,749
Capital markets: 1.49%
Ameriprise Financial, Inc.#	33	13,589
Cboe Global Markets, Inc.#	937	169,738
Morningstar, Inc.#	110	31,092
Virtu Financial, Inc. Class A#	2,519	54,662
XP, Inc. Class A#	3,758	76,926
		346,007
Consumer finance: 0.80%
SLM Corp.#	8,790	186,260
Financial services: 3.03%
Apollo Global Management, Inc.#	203	22,001
Berkshire Hathaway, Inc. Class B†#	176	69,825
Corpay, Inc.†#	53	16,013
Equitable Holdings, Inc.#	3,350	123,649
Jack Henry & Associates, Inc.#	440	71,584
NCR Atleos Corp.†#	9,138	182,120
Western Union Co.#	16,194	217,647
		702,839
Insurance: 6.10%
Allstate Corp.#	564	95,914
Arch Capital Group Ltd.†#	5,215	487,811
Hartford Financial Services Group, Inc.#	403	39,047
James River Group Holdings Ltd.#	8,415	74,809
Kinsale Capital Group, Inc.#	89	32,329
Progressive Corp.#	1,218	253,649
Reinsurance Group of America, Inc.#	697	130,332
Travelers Cos., Inc.#	631	133,873
Universal Insurance Holdings, Inc.#	2,770	54,070
W R Berkley Corp.#	762	58,651
White Mountains Insurance Group Ltd.#	24	42,675
Willis Towers Watson PLC#	50	12,557
		1,415,717
The accompanying notes are an integral part of these financial statements.
10 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Mortgage real estate investment trusts (REITs): 0.24%
Rithm Capital Corp.#	5,085	$56,545
Health care: 13.10%
Biotechnology: 2.54%
ACADIA Pharmaceuticals, Inc.†#	3,104	51,868
Arcellx, Inc.†#	185	9,254
Catalyst Pharmaceuticals, Inc.†#	1,390	20,920
Exelixis, Inc.†#	1,357	31,835
Incyte Corp.†#	7,350	382,567
Neurocrine Biosciences, Inc.†#	432	59,417
Vertex Pharmaceuticals, Inc.†#	88	34,567
		590,428
Health care equipment & supplies: 0.43%
GE HealthCare Technologies, Inc.#	290	22,110
Hologic, Inc.†#	195	14,775
ICU Medical, Inc.†#	272	26,634
Tactile Systems Technology, Inc.†#	1,642	22,611
UFP Technologies, Inc.†#	62	12,768
		98,898
Health care providers & services: 4.69%
Cardinal Health, Inc.#	1,754	180,732
Cencora, Inc.#	634	151,558
Centene Corp.†#	1,412	103,161
Cigna Group#	374	133,533
CVS Health Corp.#	1,346	91,138
Elevance Health, Inc.#	71	37,529
Humana, Inc.#	1,050	317,194
Molina Healthcare, Inc.†#	177	60,552
Universal Health Services, Inc. Class B#	73	12,441
		1,087,838
Life sciences tools & services: 1.10%
Medpace Holdings, Inc.†#	658	255,534
Pharmaceuticals: 4.34%
Amphastar Pharmaceuticals, Inc.†#	322	13,283
Amylyx Pharmaceuticals, Inc.†#	21,508	38,929
Bristol-Myers Squibb Co.#	5,440	239,034
Eli Lilly & Co.#	345	269,479
Merck & Co., Inc.#	1,265	163,463
Pfizer, Inc.#	2,146	54,981
Phibro Animal Health Corp. Class A#	3,153	52,655
Royalty Pharma PLC Class A#	2,554	70,746
Viatris, Inc.#	9,054	104,755
		1,007,325
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 11

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Industrials: 13.10%
Aerospace & defense: 1.21%
General Dynamics Corp.#	271	$77,802
General Electric Co.#	165	26,700
Huntington Ingalls Industries, Inc.#	495	137,080
Lockheed Martin Corp.#	84	39,054
		280,636
Building products: 2.73%
Builders FirstSource, Inc.†#	1,356	247,904
Owens Corning#	2,300	386,883
		634,787
Construction & engineering: 2.38%
Argan, Inc.#	231	13,920
EMCOR Group, Inc.#	1,249	446,105
IES Holdings, Inc.†#	691	93,368
		553,393
Electrical equipment: 0.48%
GE Vernova, Inc.†#	75	11,528
Vertiv Holdings Co.#	1,066	99,138
		110,666
Machinery: 2.48%
AGCO Corp.#	111	12,675
Allison Transmission Holdings, Inc.#	3,544	260,661
CNH Industrial NV†#	1,188	13,543
Donaldson Co., Inc.#	2,003	144,617
Hyster-Yale Materials Handling, Inc.#	1,261	73,857
ITT, Inc.#	379	49,020
PACCAR, Inc.#	193	20,479
		574,852
Professional services: 2.22%
Booz Allen Hamilton Holding Corp.#	275	40,609
CACI International, Inc. Class A†#	275	110,613
FTI Consulting, Inc.†#	354	75,696
Leidos Holdings, Inc.#	1,361	190,839
ManpowerGroup, Inc.#	470	35,462
Science Applications International Corp.#	477	61,390
		514,609
Trading companies & distributors: 1.60%
Core & Main, Inc. Class A†#	2,570	145,128
WESCO International, Inc.#	1,034	157,944
WW Grainger, Inc.#	75	69,101
		372,173
The accompanying notes are an integral part of these financial statements.
12 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Information technology: 25.83%
Communications equipment: 1.80%
Arista Networks, Inc.†#	1,090	$279,650
Motorola Solutions, Inc.#	410	139,052
		418,702
Electronic equipment, instruments & components: 1.40%
Arrow Electronics, Inc.†#	725	92,561
Avnet, Inc.#	1,570	76,726
Daktronics, Inc.†#	2,868	27,102
Jabil, Inc.#	474	55,629
Vontier Corp.#	1,762	71,590
		323,608
IT services: 3.66%
Accenture PLC Class A#	300	90,273
Amdocs Ltd.#	656	55,097
Cognizant Technology Solutions Corp. Class A#	2,544	167,090
DXC Technology Co.†#	5,046	98,347
Gartner, Inc.†#	228	94,070
GoDaddy, Inc. Class A†#	2,820	345,112
		849,989
Semiconductors & semiconductor equipment: 8.75%
Allegro MicroSystems, Inc.†#	837	24,851
Applied Materials, Inc.#	233	46,285
Broadcom, Inc.#	11	14,303
Cirrus Logic, Inc.†#	2,897	256,587
Credo Technology Group Holding Ltd.†#	5,089	90,940
First Solar, Inc.†#	67	11,812
inTEST Corp.†#	9,534	107,448
Microchip Technology, Inc.#	1,980	182,120
Monolithic Power Systems, Inc.#	435	291,159
NVE Corp.#	134	10,908
NVIDIA Corp.#	525	453,610
Photronics, Inc.†#	4,211	115,424
Qorvo, Inc.†#	1,462	170,820
QUALCOMM, Inc.#	909	150,758
Rambus, Inc.†#	194	10,635
Skyworks Solutions, Inc.#	329	35,068
SMART Global Holdings, Inc.†#	3,203	58,519
		2,031,247
Software: 7.05%
Adeia, Inc.#	1,945	19,139
Cadence Design Systems, Inc.†#	160	44,101
Elastic NV†#	439	44,875
Gen Digital, Inc.#	3,000	60,420
Gitlab, Inc. Class A†#	859	45,072
Microsoft Corp.#	1,697	660,693
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 13

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Software(continued)
Oracle Corp.#	868	$98,735
Palantir Technologies, Inc. Class A†#	1,923	42,248
Pegasystems, Inc.#	782	46,466
Rimini Street, Inc.†#	8,011	21,309
ServiceNow, Inc.†#	65	45,066
Smartsheet, Inc. Class A†#	4,549	172,089
Synopsys, Inc.†#	29	15,387
Teradata Corp.†#	6,090	225,939
UiPath, Inc. Class A†#	5,025	95,324
		1,636,863
Technology hardware, storage & peripherals: 3.17%
Apple, Inc.#	2,918	497,023
Hewlett Packard Enterprise Co.#	750	12,750
HP, Inc.#	2,543	71,433
NetApp, Inc.#	759	77,577
Pure Storage, Inc. Class A†#	214	10,786
Super Micro Computer, Inc.†#	76	65,269
		734,838
Materials: 0.19%
Construction materials: 0.19%
Eagle Materials, Inc.#	178	44,626
Real estate: 1.84%
Real estate management & development: 0.65%
CBRE Group, Inc. Class A†#	784	68,122
Forestar Group, Inc.†#	356	11,032
Jones Lang LaSalle, Inc.†#	334	60,354
RMR Group, Inc. Class A#	500	11,860
		151,368
Residential REITs : 0.62%
Apartment Income REIT Corp.#	3,759	144,271
Specialized REITs : 0.57%
Rayonier, Inc.#	2,438	72,311
Weyerhaeuser Co.#	1,977	59,646
		131,957
Utilities: 2.63%
Electric utilities: 1.67%
Genie Energy Ltd. Class B#	657	10,045
NRG Energy, Inc.#	1,964	142,724
PG&E Corp.#	13,765	235,519
		388,288
Gas utilities: 0.91%
National Fuel Gas Co.#	3,957	210,117
The accompanying notes are an integral part of these financial statements.
14 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.05%
Vistra Corp.#	159	$12,059
Total common stocks (Cost $20,542,185)		22,546,353

		Yield
Short-term investments: 12.13%
Investment companies: 12.13%
Allspring Government Money Market Fund Select Class♠∞		5.23%	2,815,349	2,815,349
Total short-term investments (Cost $2,815,349)				2,815,349
Total investments in securities (Cost $23,357,534)	109.25%			25,361,702

Securities sold short: (27.95)%
Common stocks: (27.95)%
Communication services: (1.28)%
Diversified telecommunication services: (0.08)%
AST SpaceMobile, Inc.	(8,257)	(18,248)
Entertainment: (0.85)%
AMC Entertainment Holdings, Inc. Class A	(19,383)	(56,792)
Roblox Corp. Class A	(3,571)	(126,985)
Roku, Inc.	(234)	(13,492)
(197,269)
Interactive media & services: (0.27)%
Match Group, Inc.	(665)	(20,495)
ZoomInfo Technologies, Inc.	(2,718)	(43,108)
(63,603)
Media: (0.08)%
Cardlytics, Inc.	(1,487)	(18,216)
Consumer discretionary: (7.68)%
Automobile components: (0.69)%
QuantumScape Corp.	(29,772)	(161,364)
Automobiles: (0.59)%
Lucid Group, Inc.	(28,287)	(72,132)
Rivian Automotive, Inc. Class A	(7,355)	(65,459)
(137,591)
Hotels, restaurants & leisure: (1.46)%
Airbnb, Inc. Class A	(204)	(32,348)
Caesars Entertainment, Inc.	(1,160)	(41,551)
Carnival Corp.	(2,575)	(38,162)
Churchill Downs, Inc.	(308)	(39,732)
Penn Entertainment, Inc.	(609)	(10,073)
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 15

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Hotels, restaurants & leisure(continued)
Planet Fitness, Inc. Class A	(2,190)	$(131,050)
Red Robin Gourmet Burgers, Inc.	(5,975)	(45,111)
(338,027)
Household durables: (1.65)%
iRobot Corp.	(5,807)	(49,708)
Leggett & Platt, Inc.	(5,337)	(96,440)
Newell Brands, Inc.	(10,070)	(79,956)
Purple Innovation, Inc.	(22,177)	(33,709)
Traeger, Inc.	(4,613)	(9,918)
Whirlpool Corp.	(1,205)	(114,306)
(384,037)
Leisure products: (1.09)%
Clarus Corp.	(2,412)	(15,268)
Funko, Inc. Class A	(5,448)	(33,178)
Hasbro, Inc.	(3,194)	(195,792)
Peloton Interactive, Inc. Class A	(2,887)	(8,979)
(253,217)
Specialty retail: (1.43)%
EVgo, Inc.	(35,908)	(64,993)
GameStop Corp. Class A	(8,364)	(92,757)
GrowGeneration Corp.	(15,538)	(46,459)
RH	(514)	(126,984)
(331,193)
Textiles, apparel & luxury goods: (0.77)%
Birkenstock Holding PLC	(2,031)	(90,928)
Figs, Inc. Class A	(12,806)	(65,439)
VF Corp.	(1,747)	(21,767)
(178,134)
Consumer staples: (0.37)%
Consumer staples distribution & retail : (0.10)%
Walgreens Boots Alliance, Inc.	(1,353)	(23,989)
Household products: (0.05)%
Spectrum Brands Holdings, Inc.	(138)	(11,298)
Personal care products: (0.22)%
Beauty Health Co.	(15,891)	(51,328)
Energy: (0.95)%
Energy equipment & services: (0.04)%
SEACOR Marine Holdings, Inc.	(801)	(9,788)
Oil, gas & consumable fuels: (0.91)%
HighPeak Energy, Inc.	(847)	(12,036)
The accompanying notes are an integral part of these financial statements.
16 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Range Resources Corp.	(3,439)	$(123,495)
Vitesse Energy, Inc.	(3,332)	(73,937)
(209,468)
Financials: (2.93)%
Banks: (1.93)%
PNC Financial Services Group, Inc.	(263)	(40,307)
Prosperity Bancshares, Inc.	(1,968)	(121,957)
TFS Financial Corp.	(22,844)	(274,357)
Truist Financial Corp.	(315)	(11,828)
(448,449)
Capital markets: (0.13)%
Coinbase Global, Inc. Class A	(150)	(30,589)
Consumer finance: (0.13)%
Upstart Holdings, Inc.	(1,313)	(29,057)
Financial services: (0.42)%
Affirm Holdings, Inc.	(3,026)	(96,469)
Insurance: (0.21)%
F&G Annuities & Life, Inc.	(1,314)	(49,695)
Mortgage real estate investment trusts (REITs): (0.11)%
AGNC Investment Corp.	(2,766)	(25,309)
Health care: (1.92)%
Biotechnology: (0.92)%
ACELYRIN, Inc.	(1,398)	(5,844)
Bioxcel Therapeutics, Inc.	(11,279)	(28,423)
Genelux Corp.	(2,855)	(8,879)
Gritstone bio, Inc.	(11,889)	(9,511)
IGM Biosciences, Inc.	(1,888)	(18,182)
ImmunityBio, Inc.	(2,480)	(19,815)
Inozyme Pharma, Inc.	(2,729)	(12,035)
Kodiak Sciences, Inc.	(2,796)	(8,975)
Novavax, Inc.	(15,409)	(66,721)
Sana Biotechnology, Inc.	(3,881)	(34,929)
(213,314)
Health care equipment & supplies: (0.48)%
Beyond Air, Inc.	(4,013)	(4,334)
Cutera, Inc.	(17,217)	(41,665)
Novocure Ltd.	(4,385)	(53,673)
Tandem Diabetes Care, Inc.	(342)	(12,548)
(112,220)
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 17

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Health care providers & services: (0.41)%
Accolade, Inc.	(5,976)	$(45,597)
Nano-X Imaging Ltd.	(5,484)	(49,136)
(94,733)
Health care technology: (0.11)%
Certara, Inc.	(672)	(11,498)
OptimizeRx Corp.	(1,396)	(14,239)
(25,737)
Industrials: (5.61)%
Aerospace & defense: (1.58)%
AeroVironment, Inc.	(140)	(22,370)
HEICO Corp.	(700)	(145,180)
Mercury Systems, Inc.	(508)	(14,326)
Rocket Lab USA, Inc.	(21,697)	(81,581)
RTX Corp.	(344)	(34,923)
TransDigm Group, Inc.	(22)	(27,457)
Triumph Group, Inc.	(2,241)	(29,940)
Virgin Galactic Holdings, Inc.	(11,389)	(9,909)
(365,686)
Building products: (1.07)%
Hayward Holdings, Inc.	(18,350)	(249,193)
Commercial services & supplies: (0.15)%
Performant Financial Corp.	(12,926)	(34,383)
Electrical equipment: (0.41)%
Plug Power, Inc.	(41,318)	(95,445)
Ground transportation: (0.18)%
Avis Budget Group, Inc.	(158)	(15,081)
U-Haul Holding Co.	(409)	(25,861)
(40,942)
Machinery: (1.10)%
RBC Bearings, Inc.	(742)	(181,456)
Stanley Black & Decker, Inc.	(443)	(40,490)
Xylem, Inc.	(254)	(33,198)
(255,144)
Professional services: (0.35)%
Clarivate PLC	(7,447)	(50,342)
Dayforce, Inc.	(517)	(31,728)
(82,070)
Trading companies & distributors: (0.77)%
Air Lease Corp.	(3,544)	(178,050)
The accompanying notes are an integral part of these financial statements.
18 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—April 30, 2024 (unaudited)

	Shares	Value
Information technology: (2.01)%
Communications equipment: (0.37)%
Ubiquiti, Inc.	(803)	$(86,387)
Electronic equipment, instruments & components: (0.21)%
908 Devices, Inc.	(4,758)	(27,121)
Aeva Technologies, Inc.	(4,672)	(14,577)
MicroVision, Inc.	(4,230)	(6,133)
(47,831)
Semiconductors & semiconductor equipment: (0.76)%
Atomera, Inc.	(10,467)	(48,567)
Enphase Energy, Inc.	(1,178)	(128,119)
(176,686)
Software: (0.67)%
Bill Holdings, Inc.	(251)	(15,652)
C3.ai, Inc. Class A	(625)	(14,081)
Confluent, Inc. Class A	(2,467)	(69,372)
Digimarc Corp.	(309)	(6,532)
SoundHound AI, Inc. Class A	(1,831)	(7,764)
Unity Software, Inc.	(1,752)	(42,521)
(155,922)
Materials: (3.40)%
Chemicals: (1.42)%
Aspen Aerogels, Inc.	(3,165)	(49,564)
Element Solutions, Inc.	(2,983)	(68,997)
International Flavors & Fragrances, Inc.	(925)	(78,301)
Intrepid Potash, Inc.	(3,518)	(70,782)
LSB Industries, Inc.	(2,419)	(22,497)
PureCycle Technologies, Inc.	(8,641)	(40,353)
(330,494)
Containers & packaging: (0.67)%
Ardagh Metal Packaging SA	(39,076)	(154,350)
Metals & mining: (1.31)%
Ivanhoe Electric, Inc.	(7,582)	(76,578)
MP Materials Corp.	(12,527)	(200,432)
Newmont Corp.	(688)	(27,961)
(304,971)
Real estate: (1.61)%
Health care REITs: (0.33)%
Medical Properties Trust, Inc.	(16,552)	(76,139)
Industrial REITs : (0.06)%
Rexford Industrial Realty, Inc.	(325)	(13,913)
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 19

Portfolio of investments—April 30, 2024 (unaudited)

		Shares	Value
Real estate management & development: (0.87)%
Howard Hughes Holdings, Inc.		(406)	$(26,455)
Zillow Group, Inc. Class A		(1,295)	(54,390)
Zillow Group, Inc. Class C		(2,849)	(121,282)
(202,127)
Retail REITs : (0.35)%
Realty Income Corp.		(1,499)	(80,257)
Utilities: (0.19)%
Independent power and renewable electricity producers: (0.19)%
AES Corp.		(1,813)	(32,452)
Brookfield Renewable Corp. Class A		(520)	(12,085)
(44,537)
Total common stocks (Cost $(7,076,276))			(6,486,869)
Total securities sold short (proceeds $(7,076,276))	(27.95)%		(6,486,869)
Other assets and liabilities, net	18.70		4,340,050
Total net assets	100.00%		$23,214,883

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for securities sold short.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,457,821	$3,608,079	$(2,250,551)	$0	$0	$2,815,349	2,815,349	$57,485
The accompanying notes are an integral part of these financial statements.
20 | Allspring U.S. Long/Short Equity Fund

Statement of assets and liabilities—April 30, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $20,542,185)	$22,546,353
Investments in affiliated securities, at value (cost $2,815,349)	2,815,349
Cash deposited with brokers for securities sold short	6,486,615
Receivable for dividends	26,539
Prepaid expenses and other assets	110,688
Total assets	31,985,544
Liabilities
Securities sold short, at value (proceeds $7,076,276)	6,486,869
Payable for borrowing on margin loan	2,241,972
Payable for interest expense on margin loan	11,900
Payable for dividends on securities sold short	6,156
Administration fees payable	5,146
Management fee payable	4,871
Distribution fees payable	12
Accrued expenses and other liabilities	13,735
Total liabilities	8,770,661
Total net assets	$23,214,883
Net assets consist of
Paid-in capital	$21,174,814
Total distributable earnings	2,040,069
Total net assets	$23,214,883
Computation of net asset value and offering price per share
Net assets–Class A	$250,056
Shares outstanding–Class A1	31,716
Net asset value per share–Class A	$7.88
Maximum offering price per share – Class A2	$8.36
Net assets–Class C	$26,743
Shares outstanding–Class C1	3,425
Net asset value per share–Class C	$7.81
Net assets–Class R6	$217,193
Shares outstanding–Class R6[1]	26,667
Net asset value per share–Class R6	$8.14
Net assets–Institutional Class	$22,720,891
Shares outstanding–Institutional Class[1]	2,792,017
Net asset value per share–Institutional Class	$8.14
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 21

Statement of operations—six months ended April 30, 2024 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $113)	$217,331
Interest and rebate income	94,337
Income from affiliated securities	57,485
Total investment income	369,153
Expenses
Management fee	124,929
Administration fees
Class A	284
Class C	26
Class R6	31
Institutional Class	14,429
Shareholder servicing fees
Class A	355
Class C	32
Distribution fees
Class C	8
Custody and accounting fees	459
Professional fees	53,211
Registration fees	22,049
Shareholder report expenses	9,378
Trustees’ fees and expenses	12,630
Interest expense	64,928
Dividends on securities sold short	60,735
Other fees and expenses	5,017
Total expenses	368,501
Less: Fee waivers and/or expense reimbursements
Fund-level	(100,367)
Class A	(13)
Class R6	(5)
Net expenses	268,116
Net investment income	101,037
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,164,069
Securities sold short	(831,886)
Net realized gains on investments	332,183
Net change in unrealized gains (losses) on
Unaffiliated securities	2,748,744
Securities sold short	(425,025)
Net change in unrealized gains (losses) on investments	2,323,719
Net realized and unrealized gains (losses) on investments	2,655,902
Net increase in net assets resulting from operations	$2,756,939
The accompanying notes are an integral part of these financial statements.
22 | Allspring U.S. Long/Short Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2024 (unaudited)		Year ended October 31, 2023
Operations
Net investment income		$101,037		$139,199
Net realized gains (losses) on investments		332,183		(908,555)
Net change in unrealized gains (losses) on investments		2,323,719		178,113
Net increase (decrease) in net assets resulting from operations		2,756,939		(591,243)
Distributions to shareholders from
Net investment income and net realized gains
Class A1		0		(192,954)
Institutional Class[1]		0		(470,344)
Total distributions to shareholders		0		(663,298)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A1	1,405	11,095	9,202	70,865
Class C	0	0	3,425 [2]	25,000 [2]
Class R6	0	0	26,667 [2]	200,000 [2]
Institutional Class[1]	10,020	78,506	2,863,944	21,278,877
		89,601		21,574,742
Reinvestment of distributions
Class A1	0	0	23,346	169,957
Institutional Class[1]	0	0	61,598	460,755
		0		630,712
Payment for shares redeemed
Class A1	(13,560)	(102,867)	(198,726)	(1,483,421)
Institutional Class[1]	(124,264)	(980,340)	(441,376)	(3,324,404)
		(1,083,207)		(4,807,825)
Net increase (decrease) in net assets resulting from capital share transactions		(993,606)		17,397,629
Total increase in net assets		1,763,333		16,143,088
Net assets
Beginning of period		21,451,550		5,308,462
End of period		$23,214,883		$21,451,550
1  After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Domestic Long/Short Equity Fund which became the accounting and performance survivor in the transaction. The information for Class A and Institutional Class for the periods prior to December 16, 2022 is that of 361 Domestic Long/Short Equity Fund Investor Class and Class I shares, respectively.
2 For the period from December 16, 2022 (commencement of class operations) to October 31, 2023
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 23

Statement of cash flows—six months ended April 30, 2024 (unaudited)
Statement of cash flows
Cash flows from operating activities
Net increase in net assets resulting from operations	$2,756,939
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchases of long-term securities	(32,851,285)
Proceeds from the sales of long-term securities	35,046,456
Proceeds from securities sold short	11,557,085
Purchases to cover short securities	(12,375,325)
Purchases and sales of short-term securities, net	(1,357,528)
Increase in receivable for dividends	(5,690)
Decrease in receivable from manager	20,840
Decrease in prepaid expenses and other assets	59
Increase in management fee payable	4,871
Increase in administration fee payable	107
Increase in distribution fees payable	7
Increase in payable for dividends on securities sold short	3,931
Increase in payable for interest expense on margin loan	5,548
Increase in accrued expenses and other liabilities	10,951
Net realized gains on unaffiliated securities	(1,164,069)
Net realized losses on securities sold short	831,886
Net change in unrealized gains (losses) on unaffiliated securities	(2,748,744)
Net change in unrealized gains (losses) on securities sold short	425,025
Net cash provided by operating activities	161,064
Cash flows from financing activities
Increase in margin loan borrowings, net	1,274,202
Proceeds from shares sold	89,601
Cost of shares redeemed	(1,086,450)
Net cash provided in financing activities	277,353
Net increase in cash	438,417
Cash
Beginning of period	6,048,198
End of period	$6,486,615
Supplemental cash disclosure
Cash paid for dividends on securities sold short	$56,804
Cash paid for interest expense	59,380
The accompanying notes are an integral part of these financial statements.
24 | Allspring U.S. Long/Short Equity Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class A		2023[1,2]	2022[1]	2021[1]	2020[1]	2019[1]
Net asset value, beginning of period	$6.99	$8.27	$11.25	$10.51	$10.56	$10.96
Net investment income (loss)	0.02 [3]	0.04 [3]	(0.08)[3]	(0.14)[3]	(0.11)[3]	(0.03)[3]
Net realized and unrealized gains (losses) on investments	0.87	(0.16)	0.52	1.32	0.46	0.40
Total from investment operations	0.89	(0.12)	0.44	1.18	0.35	0.37
Distributions to shareholders from
Net realized gains	0.00	(1.16)	(3.42)	(0.44)	(0.40)	(0.77)
Net asset value, end of period	$7.88	$6.99	$8.27	$11.25	$10.51	$10.56
Total return[4]	12.73%	(2.00)%	3.95%	11.75%	3.43%	3.88%
Ratios to average net assets (annualized)
Gross expenses*	3.58%	6.21%	6.00%	4.80%	3.27%	3.06%
Net expenses*	2.69%	2.23%	2.21%	2.97%	2.69%	2.83%
Net investment income (loss)*	0.62%	0.47%	(0.90)%	(1.36)%	(1.07)%	(0.26)%
Supplemental data
Portfolio turnover rate	146%	322%	418%	479%	538%	332%
Net assets, end of period (000s omitted)	$250	$307	$1,737	$2,349	$2,631	$656

*	Ratios include dividends on securities sold short and interest expense as follows:

Six months ended April 30, 2024 (unaudited)	1.10%
Year ended October 31, 2023[1]	0.70%
Year ended October 31, 2022	0.42%
Year ended October 31, 2021	1.18%
Year ended October 31, 2020	0.90%
Year ended October 31, 2019	1.04%

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Domestic Long/Short Equity Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Domestic Long/Short Equity Fund Investor Class.

[2]	Beginning with the year ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class C		2023[1]
Net asset value, beginning of period	$6.95	$7.30
Net investment loss	(0.01)[2]	(0.00)[2,3]
Net realized and unrealized gains (losses) on investments	0.87	(0.35)
Total from investment operations	0.86	(0.35)
Net asset value, end of period	$7.81	$6.95
Total return[4]	12.37%	(4.79)%
Ratios to average net assets (annualized)
Gross expenses*	3.62%	4.30%
Net expenses*	3.43%	2.92%
Net investment loss*	(0.20)%	(0.00)%
Supplemental data
Portfolio turnover rate	146%	322%
Net assets, end of period (000s omitted)	$27	$24

*	Ratios include dividends on securities sold short and interest expense as follows:

Six months ended April 30, 2024 (unaudited)	1.10
Year ended October 31, 2023[1]	0.70

[1]	For the period from December 16, 2022 (commencement of class operations) to October 31, 2023
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring U.S. Long/Short Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Class R6		2023[1]
Net asset value, beginning of period	$7.20	$7.50
Net investment income	0.04 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	0.90	(0.37)
Total from investment operations	0.94	(0.30)
Net asset value, end of period	$8.14	$7.20
Total return[3]	13.06%	(4.00)%
Ratios to average net assets (annualized)
Gross expenses*	3.14%	3.58%
Net expenses*	2.26%	1.85%
Net investment income*	0.99%	1.07%
Supplemental data
Portfolio turnover rate	146%	322%
Net assets, end of period (000s omitted)	$217	$192

*	Ratios include dividends on securities sold short and interest expense as follows:

Six months ended April 30, 2024 (unaudited)	1.10
Year ended October 31, 2023[1]	0.70

[1]	For the period from December 16, 2022 (commencement of class operations) to October 31, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring U.S. Long/Short Equity Fund | 27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2024 (unaudited)	Year ended October 31
Institutional Class		2023[1,2]	2022[1]	2021[1]	2020[1]	2019[1]
Net asset value, beginning of period	$7.20	$8.46	$11.41	$10.62	$10.65	$11.02
Net investment income (loss)	0.03 [3]	0.07 [3]	(0.05)[3]	(0.11)[3]	(0.08)[3]	0.00 [3,4]
Net realized and unrealized gains (losses) on investments	0.91	(0.17)	0.52	1.34	0.46	0.40
Total from investment operations	0.94	(0.10)	0.47	1.23	0.38	0.40
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	0.00	(1.16)	(3.42)	(0.44)	(0.40)	(0.77)
Total distributions to shareholders	0.00	(1.16)	(3.42)	(0.44)	(0.41)	(0.77)
Net asset value, end of period	$8.14	$7.20	$8.46	$11.41	$10.62	$10.65
Total return[5]	13.06%	(1.68)%	4.23%	12.11%	3.71%	4.15%
Ratios to average net assets (annualized)
Gross expenses*	3.24%	3.36%	5.69%	4.49%	2.99%	2.77%
Net expenses*	2.36%	1.96%	1.90%	2.66%	2.41%	2.54%
Net investment income (loss)*	0.89%	0.99%	(0.59)%	(1.05)%	(0.79)%	0.03%
Supplemental data
Portfolio turnover rate	146%	322%	418%	479%	538%	332%
Net assets, end of period (000s omitted)	$22,721	$20,929	$3,572	$6,313	$8,108	$13,658

*	Ratios include dividends on securities sold short and interest expense as follows:

Six months ended April 30, 2024 (unaudited)	1.10%
Year ended October 31, 2023[1]	0.70%
Year ended October 31, 2022	0.42%
Year ended October 31, 2021	1.18%
Year ended October 31, 2020	0.90%
Year ended October 31, 2019	1.04%

[1]
After the close of business on December 16, 2022, the Fund acquired the net assets of 361 Domestic Long/Short Equity Fund, which became the accounting and performance survivor in the transaction. The information for the periods prior to December 16, 2022 is that of 361 Domestic Long/Short Equity Fund Class I.

[2]	Beginning with the year ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
[3]	Calculated based upon average shares outstanding
[4]	Amount is less than $0.005.
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
28 | Allspring U.S. Long/Short Equity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring U.S. Long/Short Equity Fund (the “Fund”) which is a diversified series of the Trust.
After the close of business on December 16, 2022, the net assets of 361 Domestic Long/Short Equity Fund (the “Predecessor Fund”) were acquired by the Fund, which was created to receive the net assets of the Predecessor Fund, in an exchange for shares of the Fund. Investor Class and Class I shares of the Predecessor Fund received Class A and Institutional Class shares, respectively, of the Fund in the transaction. Since the Predecessor Fund contributed all of the net assets and shareholders to the newly created Allspring fund, the accounting and performance history of the Predecessor Fund has been carried forward in the financial statements contained herein.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss.  Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.  Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Allspring U.S. Long/Short Equity Fund | 29

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2024, the aggregate cost of all investments for federal income tax purposes was $16,417,506 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,530,982
Gross unrealized losses	(1,073,655)
Net unrealized gains	$2,457,327
As of October 31, 2023, the Fund had capital loss carryforwards which consisted of $831,468 in short-term capital losses and $19,010 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income and expense, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
30 | Allspring U.S. Long/Short Equity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$583,112	$0	$0	$583,112
Consumer discretionary	2,901,166	0	0	2,901,166
Consumer staples	2,252,771	0	0	2,252,771
Energy	792,115	0	0	792,115
Financials	2,858,117	0	0	2,858,117
Health care	3,040,023	0	0	3,040,023
Industrials	3,041,116	0	0	3,041,116
Information technology	5,995,247	0	0	5,995,247
Materials	44,626	0	0	44,626
Real estate	427,596	0	0	427,596
Utilities	610,464	0	0	610,464
Short-term investments
Investment companies	2,815,349	0	0	2,815,349
Total assets	$25,361,702	$0	$0	$25,361,702
Liabilities
Securities sold short
Common stocks
Communication services	$297,336	$0	$0	$297,336
Consumer discretionary	1,783,563	0	0	1,783,563
Consumer staples	86,615	0	0	86,615
Energy	219,256	0	0	219,256
Financials	679,568	0	0	679,568
Health care	446,004	0	0	446,004
Industrials	1,300,913	0	0	1,300,913
Information technology	466,826	0	0	466,826
Materials	789,815	0	0	789,815
Real estate	372,436	0	0	372,436
Utilities	44,537	0	0	44,537
Total liabilities	$6,486,869	$0	$0	$6,486,869
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At April 30, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.100%
Next $4 billion	1.075
Next $5 billion	1.050
Over $10 billion	1.025
For the six months ended April 30, 2024, the management fee was equivalent to an annual rate of 1.10% of the Fund’s average daily net assets.
Allspring U.S. Long/Short Equity Fund | 31

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.715% and declining to 0.550% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2024, excluding expenses from dividends on securities sold short and interest expense, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.57%
Class C	2.32
Class R6	1.15
Institutional Class	1.25
Distribution fees
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended April 30, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2024 were $32,851,285 and $35,046,382, respectively.
32 | Allspring U.S. Long/Short Equity Fund

Notes to financial statements (unaudited)
6.
BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund. For the six months ended April 30, 2024, there were no borrowings by the Fund under this agreement.
In an agreement with a prime broker, the Fund purchased or borrowed securities on margin and was charged interest based on a borrowing rate equal to the Federal Funds rate plus a spread. During the six months ended April 30, 2024, the Fund had average borrowings outstanding of $2,112,331 at a rate of 6.18% and recorded interest in the amount of $64,928, which represents 0.57% of its average daily net assets.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
SUBSEQUENT EVENT
At the meeting held on May 28-30, 2024, the Board of Trustees of the Fund approved the Fund’s liquidation. The Fund closed to new investors and to additional investments from existing shareholders with certain exceptions on June 3, 2024. The liquidation of the Fund is expected to occur after close of business on or about July 26, 2024.
Allspring U.S. Long/Short Equity Fund | 33

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34 | Allspring U.S. Long/Short Equity Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 99 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information*. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018***
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
*** Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
*
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring U.S. Long/Short Equity Fund | 35

Other information (unaudited)
Name and year of birth	Position held and length of service**	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019***
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
** Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
***  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

36 | Allspring U.S. Long/Short Equity Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring U.S. Long/Short Equity Fund | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05022024-hz1r4yhh 06-24
SAR4341 04-24

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

3

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 26, 2024

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: June 26, 2024

1